UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Long Duration Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Multi-Sector Bond Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 35.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	96,353	$2,091,827
BlackRock Equity Dividend Fund, Institutional Class	240,648	4,377,383
BlackRock Global Dynamic Equity Fund, Institutional Class	200,994	2,259,168
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	43,468	743,295
BlackRock International Opportunities Portfolio, Institutional Class	54,725	1,610,008
BlackRock Latin America Fund, Inc., Institutional Class	4,049	232,837
BlackRock Pacific Fund, Inc., Institutional Class	43,634	638,796
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	40,520	950,605
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	14,011	469,243
Master Basic Value LLC	$1,250,696	1,250,696
Master Large Cap Growth Portfolio	$3,177,165	3,177,165
Master Value Opportunities LLC	$449,630	449,630

		18,250,653

Fixed Income Funds – 64.7%
BlackRock High Yield Bond Portfolio, BlackRock Class	195,096	1,441,757

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
Master Total Return Portfolio	$31,623,237	$31,623,237

		33,064,994

Short-Term Securities – 0.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	196,418	196,418

Total Affiliated Investment Companies (Cost – $50,856,146*) – 100.8%		51,512,065
Liabilities in Excess of Other Assets – (0.8)%		(406,633)

Net Assets – 100.0%		$51,105,432

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$50,831,377

Gross unrealized appreciation	$2,637,384
Gross unrealized depreciation	(1,956,696)

Net unrealized appreciation	$680,688

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2011	Value at December 31, 2011	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	105,161	8,037		16,845		96,353	$2,091,827	$83,572	–
BlackRock Equity Dividend Fund, Institutional Class	224,423	22,234		6,009		240,648	$4,377,383	$(6,887)	$47,335
BlackRock Floating Rate Income Portfolio, Institutional Class	306,775	13,524		320,299		–	–	$(92,200)	$20,311
BlackRock Global Dynamic Equity Fund, Institutional Class	184,102	21,813		4,921		200,994	$2,259,168	$(5,498)	$62,665
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	40,794	3,762		1,088		43,468	$743,295	$(1,274)	$3,976
BlackRock High Yield Bond Portfolio, BlackRock Class	483,546	33,414		321,864		195,096	$1,441,757	$7,661	$48,683
BlackRock International Opportunities Portfolio, Institutional Class	30,270	25,620		1,165		54,725	$1,610,008	$(4,031)	$31,311
BlackRock Latin America Fund, Inc., Institutional Class	3,785	365		101		4,049	$232,837	$(585)	$2,109
BlackRock Pacific Fund, Inc., Institutional Class	39,570	5,124		1,060		43,634	$638,796	$17,107	$5,117
BlackRock Liquidity Funds, TempFund, Institutional Class	185,709	10,709	**	–		196,418	$196,418	$1	$5
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	37,293	4,226		999		40,520	$950,605	$21,702	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	11,815	2,516		320		14,011	$469,243	$46,844	–
Master Basic Value LLC	$1,332,002	–		$81,306	***	$1,250,696	$1,250,696	$(2,072)	$8,463
Master Large Cap Growth Portfolio	$2,689,455	$487,710	**	–		$3,177,165	$3,177,165	$(76,962)	$18,434
Master Total Return Portfolio	$24,149,833	$7,473,404	**	–		$31,623,237	$31,623,237	$1,216	$302,753
Master Value Opportunities LLC	$369,269	$80,361	**	–		$449,630	$449,630	$7,180	$1,656

**Represents net shares/beneficial interest purchased.

***Represents net beneficial interest sold.

(b) Non-income producing security.

(c) Represents the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2011	1

Schedule of Investments (concluded)	BlackRock Conservative Prepared Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$15,011,337	$36,500,728	–	$51,512,065

2	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments December 31, 2011(Unaudited)	BlackRock Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 55.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	282,697	$6,137,360
BlackRock Equity Dividend Fund, Institutional Class	570,058	10,369,351
BlackRock Global Dynamic Equity Fund, Institutional Class	494,083	5,553,493
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	67,990	1,162,636
BlackRock International Opportunities Portfolio, Institutional Class	127,130	3,740,160
BlackRock Latin America Fund, Inc., Institutional Class	6,258	359,895
BlackRock Pacific Fund, Inc., Institutional Class	93,263	1,365,365
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	99,626	2,337,225
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	32,841	1,099,849
Master Basic Value LLC	$4,118,818	4,118,818
Master Large Cap Growth Portfolio	$7,420,977	7,420,977
Master Value Opportunities LLC	$1,108,956	1,108,956

		44,774,085

Fixed Income Funds – 44.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	281,394	2,079,498

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
Master Total Return Portfolio	$33,904,630	$33,904,630

		35,984,128

Short-Term Securities – 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	199,967	199,967

Total Affiliated Investment Companies (Cost – $79,501,143*) – 100.8%		80,958,180
Liabilities in Excess of Other Assets – (0.8)%		(653,079)

Net Assets – 100.0%		$80,305,101

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$79,108,362

Gross unrealized appreciation	$5,473,997
Gross unrealized depreciation	(3,624,179)

Net unrealized appreciation	$1,849,818

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2011	Value at December 31, 2011	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	316,881	11,839		46,023		282,697	$6,137,360	$125,062	–
BlackRock Equity Dividend Fund, Institutional Class	567,011	30,291		27,244		570,058	$10,369,351	$(39,600)	$114,769
BlackRock Floating Rate Income Portfolio, Institutional Class	356,047	6,059		362,106		–	–	$(111,571)	$22,895
BlackRock Global Dynamic Equity Fund, Institutional Class	482,733	34,577		23,227		494,083	$5,553,493	$(28,279)	$155,597
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	68,071	3,193		3,274		67,990	$1,162,636	$(3,058)	$6,282
BlackRock High Yield Bond Portfolio, BlackRock Class	815,583	26,959		561,148		281,394	$2,079,498	$(40,305)	$75,429
BlackRock International Opportunities Portfolio, Institutional Class	79,278	52,538		4,686		127,130	$3,740,160	$(17,054)	$73,556
BlackRock Latin America Fund, Inc., Institutional Class	6,239	318		299		6,258	$359,895	$(1,565)	$3,292
BlackRock Pacific Fund, Inc., Institutional Class	90,243	7,384		4,364		93,263	$1,365,365	$32,323	$11,061
BlackRock Liquidity Funds, TempFund, Institutional Class	–	199,967	**	–		199,967	$199,967	$2	$33
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	97,833	6,527		4,734		99,626	$2,337,225	$51,176	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	29,543	4,737		1,439		32,841	$1,099,849	$110,066	–
Master Basic Value LLC	$4,323,485	–		$204,667	***	$4,118,818	$4,118,818	$(8,169)	$28,111
Master Large Cap Growth Portfolio	$6,701,650	$719,327	**	–		$7,420,977	$7,420,977	$(186,627)	$43,779
Master Total Return Portfolio	$26,153,552	$7,751,078	**	–		$33,904,630	$33,904,630	$2,332	$323,690
Master Value Opportunities LLC	$971,562	$137,394	**	–		$1,108,956	$1,108,956	$18,113	$4,161

**Represents net shares/beneficial interest purchased.

***Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2011	3

Schedule of Investments (concluded)	BlackRock Moderate Prepared Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$34,404,799	$46,553,381	–	$80,958,180

4	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 76.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	308,340	$6,694,062
BlackRock Equity Dividend Fund, Institutional Class	567,872	10,329,600
BlackRock Global Dynamic Equity Fund, Institutional Class	500,876	5,629,843
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	50,566	864,678
BlackRock International Opportunities Portfolio, Institutional Class	126,370	3,717,817
BlackRock Latin America Fund, Inc., Institutional Class	4,629	266,222
BlackRock Pacific Fund, Inc., Institutional Class	88,026	1,288,702
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	100,991	2,369,238
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	35,519	1,189,546
Master Basic Value LLC	$4,674,287	4,674,287
Master Large Cap Growth Portfolio	$7,346,416	7,346,416
Master Value Opportunities LLC	$1,124,129	1,124,129

		45,494,540

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 24.3%
BlackRock High Yield Bond Portfolio, BlackRock Class	130,671	$965,662
Master Total Return Portfolio	$13,589,523	13,589,523

		14,555,185

Total Affiliated Investment Companies (Cost – $59,254,719*) – 100.3%		60,049,725
Liabilities in Excess of Other Assets – (0.3)%		(202,471)

Net Assets – 100.0%		$59,847,254

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$58,555,834

Gross unrealized appreciation	$4,674,428
Gross unrealized depreciation	(3,180,537)

Net unrealized appreciation	$1,493,891

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2011	Value at December 31, 2011	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	359,858	4,700		56,218		308,340	$6,694,062	$136,777	–
BlackRock Equity Dividend Fund, Institutional Class	595,444	15,362		42,934		567,872	$10,329,600	$(40,809)	$120,748
BlackRock Floating Rate Income Portfolio, Institutional Class	151,619	2,154		153,773		–	–	$(44,805)	$9,828
BlackRock Global Dynamic Equity Fund, Institutional Class	515,890	22,359		37,373		500,876	$5,629,843	$(38,235)	$164,976
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	53,369	1,031		3,834		50,566	$864,678	$(2,103)	$4,887
BlackRock High Yield Bond Portfolio, BlackRock Class	385,575	8,458		263,362		130,671	$965,662	$(50,086)	$37,311
BlackRock International Opportunities Portfolio, Institutional Class	84,807	50,252		8,689		126,370	$3,717,817	$(27,761)	$76,442
BlackRock Latin America Fund, Inc., Institutional Class	4,867	112		350		4,629	$266,222	$(1,251)	$2,547
BlackRock Pacific Fund, Inc., Institutional Class	89,794	4,775		6,543		88,026	$1,288,702	$27,330	$10,915
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	104,552	4,039		7,600		100,991	$2,369,238	$58,880	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	33,687	4,350		2,518		35,519	$1,189,546	$123,653	–
Master Basic Value LLC	$5,052,582	–		$378,295	**	$4,674,287	$4,674,287	$(10,385)	$33,505
Master Large Cap Growth Portfolio	$6,992,972	$353,444	***	–		$7,346,416	$7,346,416	$(195,512)	$45,527
Master Total Return Portfolio	$10,869,496	$2,720,027	***	–		$13,589,523	$13,589,523	$1,086	$135,306
Master Value Opportunities LLC	$1,038,581	$85,548	***	–		$1,124,129	$1,124,129	$86,219	$4,428

**Represents net beneficial interest sold.

***Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	DECEMBER 31, 2011	5

Schedule of Investments (concluded)	BlackRock Growth Prepared Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$33,315,370	$26,734,355	–	$60,049,725

6	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 98.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	251,818	$5,466,958
BlackRock Equity Dividend Fund, Institutional Class	397,751	7,235,090
BlackRock Global Dynamic Equity Fund, Institutional Class	296,561	3,333,344
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	28,125	480,945
BlackRock International Opportunities Portfolio, Institutional Class	92,266	2,714,475
BlackRock Latin America Fund, Inc., Institutional Class	2,557	147,030
BlackRock Pacific Fund, Inc., Institutional Class	61,545	901,017
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	74,482	1,747,344
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	27,485	920,458
Master Basic Value LLC	$4,009,278	4,009,278

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
Master Large Cap Growth Portfolio	$5,052,644	$5,052,644
Master Value Opportunities LLC	$832,491	832,491

		32,841,074

Short-Term Securities – 1.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)	23,244	23,244
BlackRock Money Market Portfolio, Institutional Class	632,119	632,119

		655,363

Total Affiliated Investment Companies (Cost – $32,223,694*) – 100.6%		33,496,437
Liabilities in Excess of Other Assets – (0.6)%		(215,649)

Net Assets – 100.0%		$33,280,788

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$32,646,556
Gross unrealized appreciation	$2,462,437
Gross unrealized depreciation	(1,612,556)
Net unrealized appreciation	$849,881

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2011	Value at December 31, 2011	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	284,860	4,262		37,304		251,818	$5,466,958	$(32,916)	–
BlackRock Equity Dividend Fund, Institutional Class	408,780	11,405		22,434		397,751	$7,235,090	$(27,104)	$82,665
BlackRock Global Dynamic Equity Fund, Institutional Class	299,372	13,592		16,403		296,561	$3,333,344	$5,564	$95,466
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	29,091	623		1,589		28,125	$480,945	$(950)	$2,656
BlackRock International Opportunities Portfolio, Institutional Class	61,284	35,501		4,519		92,266	$2,714,475	$(14,877)	$54,624
BlackRock Latin America Fund, Inc., Institutional Class	2,634	67		144		2,557	$147,030	$(567)	$1,375
BlackRock Money Market Portfolio, Institutional Class	657,425	10,481		35,787		632,119	$632,119	$3	–
BlackRock Pacific Fund, Inc., Institutional Class	61,516	3,408		3,379		61,545	$901,017	$21,415	$7,469
BlackRock Liquidity Funds, TempFund, Institutional Class	–	23,244	**	–		23,244	$23,244	–	–
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	75,562	3,078		4,158		74,482	$1,747,344	$42,135	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	25,548	3,357		1,420		27,485	$920,458	$93,715	–
Master Basic Value LLC	$4,157,252	–		$147,974	***	$4,009,278	$4,009,278	$(8,201)	$28,164
Master Large Cap Growth Portfolio	$4,713,663	$338,981	**	–		$5,052,644	$5,052,644	$(131,554)	$30,861
Master Value Opportunities LLC	$753,615	$78,876	**	–		$832,491	$832,491	$13,994	$3,222

**Represents net shares/beneficial interest purchased.

***Represents net beneficial interest sold.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2011	7

Schedule of Investments (concluded)	BlackRock Aggressive Growth Prepared Portfolio

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$23,602,024	$9,894,413	–	$33,496,437

8	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

321 Henderson Receivables I LLC:
Series 2010-1A, Class A, 5.56%, 8/15/35 (a)	USD	11,335	$12,254,734
Series 2010-2A, Class A, 4.07%, 1/15/28 (a)		2,693	2,781,811
Series 2010-3A, Class A, 3.82%, 1/15/32 (a)		9,034	8,898,142
AmeriCredit Automobile Receivables Trust:
Series 2010-4, Class B, 1.99%, 12/08/13		9,500	9,469,625
Series 2011-5, Class C, 3.44%, 10/08/15		3,450	3,457,217
Bear Stearns Asset-Backed Securities Trust, Series 2006-3, Class A1, 0.44%, 8/25/36 (b)		39	38,766
Capital One Multi-Asset Execution Trust, Series 2007-C2, Class C2, 0.58%, 1/17/12 (b)		10,469	10,465,249
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.38%, 5/15/12 (a)(b)		11,690	11,761,798
Series 2009-A17, Class A17, 4.90%, 11/17/14 (a)		9,105	9,902,903
Conseco Financial Corp., Series 1996-7, Class A6, 7.65%, 10/15/27 (b)		428	437,544
Countrywide Asset-Backed Certificates:
Series 2004-14, Class A4, 0.57%, 6/25/35 (b)		326	317,208
Series 2007-12, Class 2A1, 0.64%, 5/25/29 (b)		1,755	1,641,899
Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18 (a)		10,920	10,880,143
DT Auto Owner Trust, Series 2011-3A, Class C, 4.03%, 2/15/14 (a)		2,105	2,095,133
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	3,106	4,042,586
GSAA Trust:
Series 2005-11, Class 2A1, 0.57%, 10/25/35 (b)	USD	4,306	2,932,020
Series 2006-5, Class 2A1, 0.36%, 3/25/36 (b)		1,290	505,247
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.40%, 7/25/37 (b)		3,775	3,698,318
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		171	137,091
Option One Mortgage Loan Trust, Series 2007-5, Class 2A1, 0.38%, 5/25/37 (b)		1,053	1,038,689
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 6/15/13 (a)		7,136	7,069,878
Series 2011-S1A, Class C, 2.01%, 6/15/13 (a)		4,878	4,792,582
Series 2011-WO, Class B, 2.32%, 1/15/14 (a)		18,477	18,417,561

Asset-Backed Securities	Par (000)		Value

Series 2011-WO, Class C, 3.19%, 8/15/14 (a)	USD	6,140	$6,195,874
Santander Drive Auto Receivables Trust:
Series 2010-3, Class B, 2.05%, 5/15/15		10,080	10,026,801
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		7,630	7,616,120
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		7,890	7,821,750
Series 2011-S1A, Class B, 1.48%, 7/15/13 (a)		4,115	4,070,758
Series 2011-S1A, Class D, 3.10%, 3/15/13 (a)		7,706	7,638,856
Scholar Funding Trust, Series 2011-A, Class A, 1.32%, 7/28/34 (a)(b)		11,737	11,246,148
SLM Student Loan Trust:
Series 2003-B, Class A2, 0.95%, 3/15/22 (b)		6,174	5,945,667
Series 2004-B, Class A2, 0.75%, 6/15/21 (b)		2,425	2,323,152
Series 2005-B, Class A2, 0.73%, 3/15/23 (b)		4,657	4,496,448
Series 2008-5, Class A3, 1.72%, 1/25/18 (b)		10,065	10,222,235
Series 2008-5, Class A4, 2.12%, 7/25/23 (b)		7,925	8,133,221
Structured Asset Receivables Trust Certificates, Series 2003-2A, 1.99%, 1/21/12 (a)(b)		7	7,446
Structured Asset Securities Corp.:
Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		1,398	1,344,757
Series 2007-BC1, Class A2, 0.34%, 2/25/37 (b)		641	620,355
Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 2/16/26 (a)		5,331	5,305,264
U.S. Small Business Administration, Series 2003-10A, Class 1, 4.63%, 3/10/13		2,775	2,864,875

Total Asset-Backed Securities – 6.7%			222,915,871

Corporate Bonds	Par (000)		Value

Auto Components – 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		2,875	3,055,033

Building Products – 0.0%
Lafarge SA, 7.13%, 7/15/36		1,710	1,509,814

Capital Markets – 1.3%
Credit Suisse AG, 5.40%, 1/14/20		2,610	2,461,661
Credit Suisse AG/Guernsey, 2.60%, 5/27/16 (a)		5,660	5,735,782
The Goldman Sachs Group, Inc., 5.25%, 7/27/21		8,785	8,570,119
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(d)		14,400	1,440

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AKA	Also Known As	GO	General Obligation Bonds
	AUD	Australian Dollar	LIBOR	London Interbank Offered Rate
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CNY	Chinese Yuan	NR	Not Rated
	DIP	Debtor In Possession	RB	Revenue Bonds
	EUR	Euro	SEK	Sweden Krona
	FKA	Formerly Known As	TBA	To-be-announced
	GBP	British Pound	USD	US Dollar
	JPY	Japanese Yen

BLACKROCK FUNDS II	DECEMBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Capital Markets (concluded)
Morgan Stanley:
2.95%, 5/14/13 (b)	USD	5,260	$5,050,768
4.20%, 11/20/14		6,144	5,925,525
4.00%, 7/24/15		3,920	3,675,988
6.25%, 8/28/17		3,330	3,258,888
5.63%, 9/23/19		5,600	5,186,042
5.50%, 7/28/21		3,190	2,949,586

			42,815,799

Chemicals – 0.1%
The Dow Chemical Co., 4.13%, 11/15/21		3,050	3,128,446

Commercial Banks – 3.8%
DnB NOR Boligkreditt:
2.10%, 10/14/15 (a)		41,970	41,629,917
2.90%, 3/29/16 (a)		27,075	27,524,337
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		14,280	14,172,900
HSBC Bank Plc, 3.10%, 5/24/16 (a)		6,830	6,830,403
HSBC Holdings Plc, 6.10%, 1/14/42		2,655	3,009,350
Sparebank 1 Boligkreditt AS:
1.25%, 10/25/13 (a)		17,230	17,107,391
2.63%, 5/27/16 (a)		16,510	16,653,092

			126,927,390

Consumer Finance – 1.4%
Capital One Financial Corp.:
3.15%, 7/15/16		17,890	17,966,551
4.75%, 7/15/21		8,565	8,814,353
Discover Bank:
8.70%, 11/18/19		800	912,148
7.00%, 4/15/20		715	748,082
SLM Corp.:
0.72%, 1/27/14 (b)		6,750	6,101,905
5.60%, 1/31/14 (b)		3,850	3,639,559
6.25%, 1/25/16		6,974	6,782,069

			44,964,667

Diversified Financial Services – 3.2%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		3,315	3,293,303
The Bear Stearns Cos. LLC, 6.95%, 8/10/12		3,575	3,707,372
BP Capital Markets Plc:
3.88%, 3/10/15		1,200	1,281,368
3.13%, 10/01/15		3,380	3,540,290
Citigroup, Inc.:
5.00%, 9/15/14		2,855	2,825,616
4.59%, 12/15/15		17,130	17,239,581
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		16,615	18,331,977
General Electric Capital Corp.:
0.51%, 4/10/12 (b)		1,025	1,025,178
5.50%, 1/08/20		9,270	10,199,707
5.30%, 2/11/21		2,665	2,848,757
JPMorgan Chase & Co.:
3.15%, 7/05/16		4,362	4,382,414
4.63%, 5/10/21		11,600	12,001,917
JPMorgan Chase Bank, N.A.:
6.00%, 7/05/17		17,085	18,332,256
6.00%, 10/01/17		1,940	2,086,868
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)		2,970	3,122,955
Osprey Trust/Osprey I, Inc., 7.80%, 1/15/49 (a)(b)(c)(d)		2,375	–
Woodside Finance Ltd., 4.60%, 5/10/21 (a)		2,085	2,128,927

			106,348,486

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services – 1.5%
Telefonica Emisiones SAU:
4.95%, 1/15/15	USD	5,425	$5,396,465
6.42%, 6/20/16		5,350	5,598,743
Verizon Communications, Inc.:
3.50%, 11/01/21		4,350	4,528,881
6.40%, 2/15/38		6,041	7,668,457
Verizon New Jersey, Inc., 5.88%, 1/17/12		5,215	5,223,579
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		19,931	21,176,687

			49,592,812

Electric Utilities – 1.4%
Alabama Power Co., 3.95%, 6/01/21		4,490	4,924,910
Carolina Power & Light Co., 5.30%, 1/15/19		2,425	2,839,299
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		1,191	1,598,112
5.95%, 12/15/36		1,270	1,353,477
Duke Energy Carolinas LLC, 4.25%, 12/15/41		3,240	3,389,834
Florida Power & Light Co.:
4.95%, 6/01/35		2,875	3,304,695
5.95%, 2/01/38		1,410	1,848,741
5.69%, 3/01/40		400	512,447
Florida Power Corp., 5.90%, 3/01/33		780	991,518
Georgia Power Co., 3.00%, 4/15/16		4,115	4,363,250
Jersey Central Power & Light Co., 7.35%, 2/01/19		2,500	3,138,985
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		3,325	3,929,169
6.50%, 9/15/37		875	1,098,676
PacifiCorp:
5.50%, 1/15/19		3,600	4,248,335
6.25%, 10/15/37		4,200	5,536,398
Southern California Edison Co., 5.95%, 2/01/38		1,000	1,301,487
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		2,605	2,715,400

			47,094,733

Electronic Equipment, Instruments & Components – 0.5%
Jabil Circuit, Inc., 8.25%, 3/15/18		13,030	15,017,075

Energy Equipment & Services – 0.5%
Ensco Plc:
3.25%, 3/15/16		1,740	1,775,052
4.70%, 3/15/21		3,632	3,782,387
Transocean, Inc.:
6.50%, 11/15/20		3,500	3,615,472
6.38%, 12/15/21		5,655	6,010,603

			15,183,514

Food & Staples Retailing – 0.0%
Wal-Mart Stores, Inc., 5.63%, 4/01/40		1,177	1,490,859

Food Products – 1.2%
Kraft Foods, Inc.:
6.50%, 8/11/17		10,565	12,567,765
5.38%, 2/10/20		7,475	8,625,036
Sara Lee Corp., 4.10%, 9/15/20		2,631	2,655,242
Tyson Foods, Inc., 10.50%, 3/01/14		13,030	15,049,650

			38,897,693

Gas Utilities – 0.1%
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		2,485	3,031,668

2	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Health Care Equipment & Supplies – 0.7%
Boston Scientific Corp.:
4.50%, 1/15/15	USD	1,805	$1,894,190
6.25%, 11/15/15		10,860	12,038,549
6.40%, 6/15/16		1,555	1,743,410
5.13%, 1/12/17		6,311	6,798,197
CareFusion Corp., 6.38%, 8/01/19		850	1,003,722

			23,478,068

Health Care Providers & Services – 0.1%
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,380	1,427,254
WellPoint, Inc., 5.25%, 1/15/16		1,515	1,696,133

			3,123,387

Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc., 7.60%, 4/01/32		1,450	1,868,505
Ipalco Enterprises, Inc., 5.00%, 5/01/18		7,350	7,203,000

			9,071,505

Insurance – 2.7%
American International Group, Inc., 5.45%, 5/18/17		3,790	3,621,876
Berkshire Hathaway Finance Corp., 4.75%, 5/15/12		3,290	3,335,731
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		6,115	5,828,800
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		3,125	3,207,150
Hartford Life Global Funding Trusts, 0.73%, 6/16/14 (b)		12,800	12,109,235
Lincoln National Corp., 7.00%, 6/15/40		2,500	2,826,343
Manulife Financial Corp., 3.40%, 9/17/15		11,650	11,714,972
Metropolitan Life Global Funding I:
2.88%, 9/17/12 (a)		1,100	1,114,379
2.50%, 1/11/13 (a)		11,365	11,502,687
5.13%, 6/10/14 (a)		3,625	3,903,139
New York Life Global Funding, 5.25%, 10/16/12 (a)		4,825	4,990,355
Pricoa Global Funding I, 5.40%, 10/18/12 (a)		3,950	4,070,037
Prudential Financial, Inc.:
5.80%, 6/15/12		2,250	2,281,824
4.75%, 9/17/15		7,995	8,441,872
7.38%, 6/15/19		2,760	3,262,483
5.38%, 6/21/20		3,470	3,713,702
4.50%, 11/15/20		4,840	4,866,847

			90,791,432

Life Sciences Tools & Services – 0.2%
Life Technologies Corp.:
6.00%, 3/01/20		635	709,828
5.00%, 1/15/21		5,124	5,361,502

			6,071,330

Media – 2.9%
CBS Corp.:
4.63%, 5/15/18		1,635	1,699,949
8.88%, 5/15/19		3,650	4,688,031
5.75%, 4/15/20		2,610	2,934,373
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,050	2,921,041
Comcast Corp.:
5.88%, 2/15/18		4,079	4,716,413
6.95%, 8/15/37		3,155	4,014,132
COX Communications, Inc., 8.38%, 3/01/39 (a)		8,375	11,213,782
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16		4,449	4,506,810

Corporate Bonds	Par (000)		Value

Media (concluded)
Discovery Communications LLC, 3.70%, 6/01/15	USD	1,990	$2,092,965
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		13,030	14,886,775
NBCUniversal Media LLC:
5.15%, 4/30/20		9,964	11,093,669
4.38%, 4/01/21		7,510	7,925,648
News America, Inc.:
7.75%, 1/20/24		1,285	1,588,210
8.50%, 2/23/25		2,595	3,185,809
7.63%, 11/30/28		850	1,026,614
TCI Communications, Inc., 7.88%, 2/15/26		2,540	3,364,027
Time Warner Cable, Inc.:
5.88%, 11/15/40		5,060	5,476,241
5.50%, 9/01/41		4,450	4,689,410
Time Warner, Inc.:
4.70%, 1/15/21		2,170	2,336,482
6.10%, 7/15/40		1,440	1,688,162

			96,048,543

Metals & Mining – 1.0%
Barrick Gold Corp., 2.90%, 5/30/16		21,337	21,899,081
Barrick North America Finance LLC, 4.40%, 5/30/21		155	167,864
Cliffs Natural Resources, Inc.:
4.88%, 4/01/21		5,345	5,325,737
6.25%, 10/01/40		770	758,391
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (a)		4,430	4,369,619

			32,520,692

Multiline Retail – 0.5%
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		7,875	8,800,092
7.45%, 7/15/17		5,326	6,218,584

			15,018,676

Multi-Utilities – 0.2%
CenterPoint Energy, Inc., 6.50%, 5/01/18		1,500	1,751,121
Dominion Resources, Inc., 1.95%, 8/15/16		5,432	5,458,753

			7,209,874

Oil, Gas & Consumable Fuels – 2.8%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		13,025	14,764,489
6.38%, 9/15/17		6,357	7,368,615
CenterPoint Energy Resources Corp., 6.15%, 5/01/16		2,100	2,422,717
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		2,440	2,689,187
Enterprise Products Operating LLC:
6.30%, 9/15/17		4,800	5,621,414
6.13%, 10/15/39		4,520	5,048,691
Kinder Morgan Energy Partners LP:
6.55%, 9/15/40		1,145	1,282,640
6.38%, 3/01/41		1,630	1,837,409
Marathon Petroleum Corp., 6.50%, 3/01/41		7,876	8,925,288
Nexen, Inc., 7.50%, 7/30/39		11,705	14,031,837
Pride International, Inc., 6.88%, 8/15/20		2,435	2,854,865
Rockies Express Pipeline LLC:
3.90%, 4/15/15 (a)		8,192	8,095,269
6.85%, 7/15/18 (a)		7,663	7,917,412
Western Gas Partners LP, 5.38%, 6/01/21		7,080	7,506,004
Williams Partners LP, 4.13%, 11/15/20		3,930	4,033,253

			94,399,090

BLACKROCK FUNDS II	DECEMBER 31, 2011	3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Paper & Forest Products – 0.7%
Georgia-Pacific LLC, 8.25%, 5/01/16 (a)	USD	13,030	$14,475,809
International Paper Co.:
4.75%, 2/15/22		3,630	3,858,516
6.00%, 11/15/41		2,660	2,887,731
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		2,405	2,509,052

			23,731,108

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,750	1,779,986
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		4,250	4,322,824

			6,102,810

Real Estate Investment Trusts (REITs) – 0.4%
ERP Operating LP, 4.63%, 12/15/21		4,355	4,441,029
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		2,720	2,625,197
Vornado Realty LP, 5.00%, 1/15/22		7,015	7,073,140

			14,139,366

Real Estate Management & Development – 0.1%
WEA Finance LLC, 4.63%, 5/10/21 (a)		3,115	3,057,354

Road & Rail – 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		5,030	6,017,952

Software – 0.1%
Oracle Corp., 5.38%, 7/15/40		3,900	4,751,280

Tobacco – 0.2%
Philip Morris International, Inc.:
4.88%, 5/16/13		2,965	3,128,831
6.88%, 3/17/14		900	1,012,534
4.50%, 3/26/20		2,800	3,182,133

			7,323,498

Wireless Telecommunication Services – 0.4%
America Movil SAB de CV, 2.38%, 9/08/16		7,285	7,264,704
Rogers Communications, Inc., 6.25%, 6/15/13		2,625	2,809,842
SBA Tower Trust, 5.10%, 4/15/17 (a)		3,490	3,633,963

			13,708,509

Total Corporate Bonds – 28.8%			955,622,463

Foreign Agency Obligations	Par (000)		Value

CDP Financial, Inc., 3.00%, 11/25/14 (a)		12,625	13,128,939
Eksportfinans ASA, 5.50%, 5/25/16		5,835	5,380,238
FIH Erhvervsbank A/S, 2.45%, 8/17/12 (a)		9,230	9,323,906
Hydro Quebec:
9.40%, 2/01/21		3,890	5,925,501
8.40%, 1/15/22		7,595	11,105,751
8.05%, 7/07/24		18,860	28,046,744
Korea Electric Power Corp., 5.13%, 4/23/34 (a)		75	78,563
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13		6,400	6,458,176
Petrobras International Finance Co.:
3.88%, 1/27/16		14,340	14,773,226
5.88%, 3/01/18		1,720	1,882,315
5.75%, 1/20/20		20,420	21,851,850

Total Foreign Agency Obligations – 3.6%			117,955,209

Foreign Government Obligations	Par (000)		Value

Italy – 1.0%
Buoni Poliennali del Tesoro, 4.75%, 9/15/16	EUR	26,080	$31,992,581

Mexico – 0.2%
United Mexican States:
5.63%, 1/15/17	USD	4,800	5,520,000
5.13%, 1/15/20		1,850	2,113,625
7.50%, 4/08/33		640	902,400

			8,536,025

Poland – 0.2%
Republic of Poland, 5.13%, 4/21/21		6,900	7,020,750

Total Foreign Government Obligations – 1.4%			47,549,356

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 3.3%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.78%, 10/25/34 (b)		985	863,979
Countrywide Alternative Loan Trust:
Series 2005-20CB, Class 3A3, 5.50%, 7/25/35		793	788,921
Series 2005-21CB, Class A17, 6.00%, 6/25/35		21,120	18,633,788
Series 2006-OA21, Class A1, 0.47%, 3/20/47 (b)		3,950	1,747,985
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.83%, 2/25/35 (b)		997	800,656
Series 2006-OA5, Class 2A1, 0.48%, 4/25/36 (b)		4,761	2,382,777
Series 2006-OA5, Class 3A1, 0.49%, 4/25/46 (b)		6,106	3,324,272
Series 2007-J3, Class A10, 6.00%, 7/25/37		16,387	13,234,357
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		3,428	2,710,359
Series 2011-2R, Class 2A1, 2.73%, 7/27/36 (a)(b)		8,413	8,175,500
Series 2011-4R, Class 5A1, 5.28%, 5/27/36 (a)(b)		12,782	11,961,023
Series 2011-4R, Class 6A1, 2.71%, 5/27/36 (a)(b)		2,692	2,492,321
Deutsche Alt-A Securities, Inc., Series 2006-OA1, Class A1, 0.49%, 2/25/47 (b)		668	368,614
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.53%, 8/25/35 (b)		2,496	2,033,048
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.76%, 1/25/35 (b)		8,607	7,652,809
Harborview Mortgage Loan Trust, Series 2005-8, Class 1A2A, 0.61%, 9/19/35 (b)		180	99,226
Homebanc Mortgage Trust:
Series 2005-4, Class A1, 0.56%, 10/25/35 (b)		7,806	4,955,858
Series 2006-2, Class A1, 0.47%, 12/25/36 (b)		1,618	974,313
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		1,492	1,395,984

4	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Series 2007-S1, Class 1A2, 5.50%, 3/25/22	USD	1,127	$1,039,267
MortgageIT Trust, Series 2004-1, Class A1, 1.07%, 11/25/34 (b)		2,417	2,105,160
Residential Accredit Loans, Inc., Series 2006-QO2, Class A1, 0.51%, 2/25/46 (b)		4,609	1,434,561
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 2.57%, 11/25/34 (b)		6,522	5,641,950
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.98%, 5/25/47 (b)		1,839	1,050,264
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR18, Class 2A1, 5.39%, 11/25/36 (b)		17,915	13,251,577

			109,118,569

Commercial Mortgage-Backed Securities – 9.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2002-2, Class A3, 5.12%, 7/11/43		8,754	8,802,139
Series 2002-PB2, Class A4, 6.19%, 6/11/35		418	417,262
Series 2006-5, Class AM, 5.45%, 9/10/16		880	828,413
Series 2007-1, Class A4, 5.45%, 1/15/17		8,805	9,566,175
Series 2007-3, Class A4, 5.62%, 5/10/17 (b)		1,565	1,678,143
Series 2007-4, Class A3, 5.79%, 8/10/14 (b)		6,000	6,317,412
Bear Stearns Commercial Mortgage Securities:
Series 2005-PW10, Class AM, 5.45%, 12/15/15 (b)		990	938,830
Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		8,375	9,083,391
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AJ, 5.69%, 10/15/48		4,020	2,251,304
Series 2007-CD5, Class A4, 5.89%, 8/15/17 (b)		893	989,636
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.01%, 9/10/17 (b)		3,730	4,008,426
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4, 5.31%, 12/10/16		2,500	2,711,023
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		7,325	6,439,349
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 5.81%, 6/15/16 (b)		2,410	2,399,056
Series 2006-C4, Class A3, 5.47%, 8/15/16		2,695	2,866,168
Series 2007-C4, Class A3, 5.79%, 7/15/14 (b)		5,045	5,257,379
Series 2010-RR2, Class 2A, 5.79%, 6/15/17 (a)(b)		10,710	11,949,768
Series 2008-C1, Class A2, 6.20%, 2/15/13 (b)		8,615	8,910,133
CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.22%, 8/15/48		1,950	2,074,061
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)		3,115	3,353,279

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Extended Stay America Trust:
Series 2010-ESHA, Class A, 2.95%, 11/05/15 (a)	USD	99	$99,034
Series 2010-ESHA, Class D, 5.50%, 11/05/15 (a)		5,075	5,093,605
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35		9,617	9,654,885
Series 2002-2A, Class A3, 5.35%, 8/11/36		17,203	17,383,289
Series 2007-C1, Class A2, 5.42%, 12/10/49		16,400	16,439,605
GMAC Commercial Mortgage Securities, Inc.:
Series 2003-C2, Class A2, 5.45%, 5/10/40 (b)		23,915	25,213,154
Series 2003-C3, Class A3, 4.65%, 4/10/40		114	115,074
Series 2006-C1, Class AM, 5.29%, 11/10/45 (b)		1,540	1,535,352
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG9, Class A2, 5.38%, 7/10/12		15,534	15,621,000
Series 2007-GG9, Class A4, 5.44%, 1/10/17		4,125	4,464,842
GS Mortgage Securities Corp. II:
Series 2004-GG2, Class A4, 4.96%, 8/10/38		2,892	2,917,345
Series 2006-GG8, Class A4, 5.56%, 11/10/39		2,760	3,030,212
Series 2007-GG10, Class A4, 5.79%, 5/10/17 (b)		575	624,442
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CB8, Class A1A, 4.16%, 1/12/39 (a)		8,198	8,438,658
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		1,120	1,107,200
Series 2006-CB17, Class AM, 5.46%, 12/12/43		1,740	1,706,561
Series 2007-CB18, Class A3, 5.45%, 7/12/16		1,189	1,249,552
Series 2007-CB19, Class A4, 5.74%, 4/12/17 (b)		5,830	6,307,722
Series 2007-LD11, Class A2, 5.80%, 7/15/12 (b)		19,911	20,132,167
LB-UBS Commercial Mortgage Trust:
Series 2003-C7, Class A2, 4.06%, 9/15/27 (b)		159	159,004
Series 2006-C4, Class AM, 5.89%, 6/15/38 (b)		1,110	1,130,888
Series 2006-C7, Class AM, 5.38%, 10/15/16		1,100	1,063,857
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		6,020	6,594,290
Series 2007-C7, Class A3, 5.87%, 9/15/45 (b)		4,595	5,039,828
Merrill Lynch Mortgage Trust:
Series 2003-KEY1, Class A4, 5.24%, 11/12/35 (b)		7,100	7,488,363
Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)		2,000	2,126,830
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, 9/12/17		1,540	1,639,061
Morgan Stanley Capital I:
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		2,500	2,639,677

BLACKROCK FUNDS II	DECEMBER 31, 2011	5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Series 2007-HQ12, Class A2, 5.60%, 6/12/12 (b)	USD	778	$794,447
Series 2007-HQ12, Class A2FL, 0.53%, 6/12/12 (b)		1,357	1,292,290
Series 2007-HQ12, Class A2FX, 5.60%, 6/12/12 (b)		1,927	1,962,181
Morgan Stanley Reremic Trust, Series 2011-IO, Class A, 2.50%, 1/23/14 (a)		3,510	3,504,846
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 4/16/17 (a)(b)		5,200	5,733,244
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A4, 5.13%, 8/15/35 (b)		22,470	23,415,605

			296,559,457

Interest Only Commercial Mortgage-Backed Securities – 0.0%
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C1, Class AX, 1.18%, 6/20/29 (a)(b)		4,128	107,763
Series 1997-C2, Class AX, 0.11%, 1/17/35 (b)		2,000	7,127
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.34%, 5/25/36 (a)(b)		15,553	265,687

			380,577

Total Non-Agency Mortgage-Backed Securities – 12.3%			406,058,603

Preferred Securities	Par (000)		Value

Capital Trusts
Capital Markets – 0.3%
Credit Suisse AG/Guernsey, 5.86% (b)(e)		7,363	5,982,437
Lehman Brothers Holdings Capital Trust VII, 5.86% (b)(c)(d)(e)		1,630	163
State Street Capital Trust III, 5.54% (b)(e)		4,220	4,151,341
State Street Capital Trust IV, 1.55%, 6/15/37 (b)		710	467,369

			10,601,310

Commercial Banks – 0.2%
Barclays Bank Plc, 5.93% (a)(b)(e)		1,560	1,294,800
Fifth Third Capital Trust IV, 6.50%, 4/15/37 (b)		4,930	4,831,400

			6,126,200

Consumer Finance – 0.1%
Capital One Capital VI, 8.88%, 5/15/40		4,550	4,722,404

Diversified Financial Services – 0.1%
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		1,900	1,907,125

Insurance – 0.4%
American International Group, Inc., 8.18%, 5/15/58 (b)		1,180	1,050,200
Lincoln National Corp., 6.05%, 4/20/67 (b)		3,075	2,559,937
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		1,205	1,250,187
Swiss Re Capital I LP,

Preferred Securities	Par (000)		Value

Insurance (concluded)
6.85% (a)(b)(e)	USD	5,575	$4,737,958
XL Group Plc, 6.50% (b)(e)		3,955	3,094,787

			12,693,069

Total Capital Trusts – 1.1%			36,050,108

Preferred Stocks	Shares

Diversified Financial Services – 0.1%
Citigroup Capital XIII, 7.88%		133,685	3,483,831

Total Preferred Securities – 1.2%			39,533,939

Project Loans	Par (000)		Value

Federal Housing Authority:
USGI Project, Series 56, 7.46%, 1/01/23	USD	88	85,257
USGI Project, Series 87, 7.43%, 12/01/22		65	63,331

Total Project Loans – 0.0%			148,588

Taxable Municipal Bonds	Par (000)		Value

New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43		4,120	4,565,825
5.50%, 6/15/43		4,935	5,538,995

Total Taxable Municipal Bonds – 0.3%			10,104,820

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 3.7%
Fannie Mae:
5.25%, 8/01/12 (f)(g)		6,500	6,679,764
4.63%, 5/01/13 (f)		16,430	17,307,428
3.41%, 10/09/19 (f)(h)		12,125	9,322,488
6.63%, 11/15/30		1,500	2,221,729
Federal Farm Credit Bank, 2.63%, 4/17/14		14,000	14,669,900
Federal Home Loan Bank, 5.63%, 6/13/16		4,550	5,157,370
Freddie Mac:
5.50%, 3/15/14-6/15/35		10,805	11,914,580
3.75%, 3/27/19 (f)		10,765	12,288,581
Resolution Funding Corp. Interest Strip:
1.63%, 7/15/18 (h)		4,575	4,114,082
1.69%, 10/15/18 (h)		4,575	4,080,991
Tennessee Valley Authority, 5.25%, 9/15/39		24,965	31,868,097
U.S. Small Business Administration:
Series 1992-20H, 7.40%, 8/01/12		45	46,197
Series 1996-20B, Class 1, 6.38%, 2/01/16		412	435,854
Series 1996-20H, 7.25%, 8/01/16		340	366,552
Series 1996-20J, 7.20%, 10/01/16		194	210,132
Series 1996-20K, 6.95%, 11/01/16		601	652,459
Series 1997-20B, Class 1, 7.10%, 2/01/17		623	687,704
Series 1997-20F, Class 1, 7.20%, 6/01/17		124	138,263

6	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations (concluded)
Series 1997-20G, Class 1, 6.85%, 7/01/17	USD	1,160	$1,262,849

			123,425,020

Collateralized Mortgage Obligations – 1.4%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		764	797,174
Series 2004-88, Class HA, 6.50%, 7/25/34		1,674	1,785,962
Series 2005-29, Class AT, 4.50%, 4/25/35		548	582,681
Series 2005-29, Class WB, 4.75%, 4/25/35-7/25/35		5,075	5,434,011
Series 2005-48, Class AR, 5.50%, 2/25/35		2,145	2,353,229
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		19,040	22,658,133
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		2,487	2,774,135
Series K013, Class A2, 3.97%, 1/25/21 (b)		9,120	10,027,121

			46,412,446

Federal Deposit Insurance Corporation Guaranteed – 0.2%
General Electric Capital Corp., 2.13%, 12/21/12		8,490	8,647,939

Interest Only Collateralized Mortgage Obligations – 1.0%
Fannie Mae:
Series 2010-123, Class SE, 5.73%, 11/25/40 (b)		24,296	2,716,088
Series 2010-149, Class SJ, 6.21%, 1/25/41 (b)		28,259	4,287,773
Series 2011-55, Class SH, 6.27%, 6/25/41 (b)		28,255	4,351,417
Freddie Mac:
Series 3716, Class PI, 4.50%, 4/15/38		21,035	2,828,415
Series 3780, Class SM, 6.22%, 12/15/40 (b)		25,617	3,809,788
Ginnie Mae:
Series 2010-26, Class QS, 5.97%, 2/20/40 (b)		59,408	10,210,992
Series 2010-42, Class DS, 5.42%, 4/20/40 (b)		12,989	1,681,984
Series 2011-80, Class KS, 6.39%, 6/20/41 (b)		17,527	2,415,987

			32,302,444

Mortgage-Backed Securities – 70.4%
Fannie Mae Mortgage-Backed Securities:
7.00%, 10/01/12-6/01/32		292	316,036
5.50%, 9/01/13-1/01/39		114,246	124,709,301
6.00%, 5/01/16-1/01/42 (i)		156,810	173,081,121
4.00%, 9/01/24-1/01/42 (i)		537,695	566,913,400
3.50%, 10/01/26-1/01/42 (i)		365,096	376,329,575
4.50%, 1/01/27-1/01/42 (i)		299,705	320,397,257
5.00%, 7/01/34-1/01/42 (i)		129,590	140,060,728
2.55%, 12/01/34 (b)		1,548	1,612,774
6.50%, 9/01/37-10/01/39		27,556	30,775,911
4.80%, 8/01/38 (b)		1,970	2,102,641
3.32%, 12/01/40 (b)		5,704	5,946,536
3.07%, 3/01/41 (b)		2,592	2,706,306
3.15%, 3/01/41 (b)		3,578	3,721,229
Freddie Mac Mortgage-Backed Securities:
6.50%, 4/01/12-8/01/41		5,423	6,129,871

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
5.50%, 4/01/13-1/01/42 (i)	USD	83,778	$90,813,339
6.00%, 12/01/13-1/01/42 (i)		46,307	50,790,227
8.00%, 11/01/22-10/01/25		7	7,826
5.33%, 11/01/38 (b)		477	511,461
3.05%, 2/01/41 (b)		4,355	4,549,249
4.00%, 1/01/42 (i)		38,700	40,574,531
4.50%, 1/01/42 (i)		75,800	80,300,625
5.00%, 1/01/42 (i)		57,600	61,884,000
Ginnie Mae Mortgage-Backed Securities:
7.00%, 3/15/13		6	5,898
9.50%, 11/15/16		7	7,600
9.00%, 7/15/18		1	730
7.50%, 11/15/29		1	523
5.50%, 3/15/32-1/01/42 (i)		27,231	30,520,550
6.00%, 12/15/36-1/01/42 (i)		25,426	28,754,495
4.00%, 1/01/42 (i)		29,900	32,029,253
4.50%, 1/01/42 (i)		79,300	86,412,512
5.00%, 1/01/42 (i)		61,900	68,494,466

			2,330,459,971

Principal Only Collateralized Mortgage Obligations – 0.0%
Fannie Mae, Series 1989-16, Class B, 0.40%, 3/25/19 (h)		32	31,317

Total U.S. Government Sponsored Agency Securities – 76.7%			2,541,279,137

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds, 3.13%, 11/15/41 (j)		128,780	134,917,140
U.S. Treasury Inflation Indexed Bonds, 2.13%, 2/15/41 (j)		23,225	32,433,523
U.S. Treasury Inflation Indexed Notes, 0.63%, 7/15/21 (f)		8,125	8,731,571
U.S. Treasury Notes:
0.25%, 11/30/13-12/15/14 (j)		280,340	279,494,298
0.88%, 11/30/16 (j)		165,605	166,109,598
1.38%, 11/30/18 (j)		136,885	137,355,611
2.00%, 11/15/21		165,033	166,915,366

Total U.S. Treasury Obligations – 28.0%			925,957,107

Total Long-Term Investments
(Cost – $5,224,584,749) – 159.0%			5,267,125,093

Options Purchased	Contracts		Value

Exchange-Traded Call Options – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 132, Expires 1/27/12		295	119,844
U.S. Treasury Notes (10 Year), Strike Price USD 133, Expires 1/27/12		742	127,531

			247,375

Exchange-Traded Put Options – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 99, Expires 1/13/12		917	5,731
Euro-Bobl (1 Year) Mid-Curve, Strike Price USD 99, Expires 3/16/12		2,017	201,700
U.S. Treasury Notes (10 Year), Strike Price USD 127, Expires 1/27/12		761	35,672

BLACKROCK FUNDS II	DECEMBER 31, 2011	7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value

Exchange-Traded Put Options (concluded)
U.S. Treasury Notes (10 Year), Strike Price USD 128, Expires 1/27/12		395	$37,031

			280,134

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Call Options – 0.0%
EUR Currency, Strike Price USD 1.45, Expires 2/17/12, Broker Citibank, N.A.	EUR	68,375	16,814
USD Currency, Strike Price AUD 0.92, Expires 1/09/12, Broker Deutsche Bank AG	USD	23,760	2
USD Currency, Strike Price AUD 0.92, Expires 1/09/12, Broker Deutsche Bank AG		23,760	2
USD Currency, Strike Price JPY 79.50, Expires 2/07/12, Broker Deutsche Bank AG		33,100	75,468
USD Currency, Strike Price JPY 81, Expires 1/13/12, Broker Citibank, N.A.		31,540	631

			92,917

Over-the-Counter Put Options – 0.3%
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Citibank, N.A.	EUR	27,375	15,235
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Deutsche Bank AG		27,375	15,235
EUR Currency, Strike Price USD 1.30, Expires 2/03/12, Broker Citibank, N.A.		82,275	1,804,907
EUR Currency, Strike Price USD 1.30, Expires 3/21/12, Broker Citibank, N.A.		82,280	2,966,829
EUR Currency, Strike Price USD 1.35, Expires 2/03/12, Broker Citibank, N.A.		82,275	4,597,987

			9,400,193

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Call Swaptions – 0.1%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	99,400	2,007,708
Receive a fixed rate of 2.409% and pay a floating rate based on 3-month LIBOR, Expires 11/21/12, Broker Citibank, N.A.		30,000	1,240,196

			3,247,904

Over-the-Counter Put Swaptions – 0.1%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		99,400	10
Pay a fixed rate of 2.409% and receive a floating rate based on 3-month LIBOR, Expires 11/21/12, Broker Citibank, N.A.		30,000	858,990
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		46,200	5
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 1/27/12, Broker Citibank, N.A.		77,400	9,378
Pay a fixed rate of 2.750% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank, N.A.		32,300	166,388

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 2.850% and receive a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Bank of America, N.A.	USD	42,700	$6
Pay a fixed rate of 2.850% and receive a floating rate based on 3-month LIBOR, Expires 2/24/12, Broker Bank of America, N.A.		26,100	13,048
Pay a fixed rate of 2.950% and receive a floating rate based on 3-month LIBOR, Expires 6/14/12, Broker Deutsche Bank AG		11,200	410,696
Pay a fixed rate of 3.500% and receive a floating rate based on 3-month LIBOR, Expires 11/08/12, Broker Citibank, N.A.	EUR	34,100	871,639

			2,330,160

Total Options Purchased
(Cost – $20,678,868) – 0.5%			15,598,683

Total Investments Before TBA Sale Commitments and Options Written
(Cost – $5,245,263,617*) – 159.5%			5,282,723,776

TBA Sale Commitments (i)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/42	USD	214,000	(220,085,625)
4.00%, 1/01/42		460,000	(482,622,280)
4.50%, 1/01/42		173,500	(184,442,691)
5.00%, 1/01/42		77,600	(83,823,510)
5.50%, 1/01/42		74,700	(81,329,625)
6.00%, 1/01/42		139,100	(153,140,407)
Freddie Mac Mortgage-Backed Securities:
5.50%, 1/01/42		36,800	(39,928,000)

Total TBA Sale Commitments
(Proceeds – $1,237,821,824) – (37.6)%			(1,245,372,138)

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Options – (0.0)%
USD Currency, Strike Price AUD 0.92, Expires 1/09/12, Broker Citibank, N.A.		47,520	(5)
USD Currency, Strike Price JPY 79.50, Expires 2/07/12, Broker Deutsche Bank AG		33,100	(75,468)

			(75,473)

Over-the-Counter Put Options – (0.3)%
EUR Currency, Strike Price USD 1.25, Expires 3/21/12, Broker Citibank, N.A.	EUR	82,280	(1,504,713)
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Goldman Sachs Bank USA		27,375	(15,235)
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Royal Bank of Scotland Plc		27,375	(15,235)
EUR Currency, Strike Price USD 1.30, Expires 2/03/12, Broker Deutsche Bank AG		82,275	(1,804,907)

8	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value

Over-the-Counter Put Options (concluded)
EUR Currency, Strike Price USD 1.35, Expires 2/03/12, Broker Citibank, N.A.	EUR	82,275	$(4,597,987)

			(7,938,077)

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Swaptions – (0.9)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	USD	97,900	(2,598,412)
Pay a fixed rate of 2.555% and receive a floating rate based on 3-month LIBOR, Expires 12/19/13, Broker Deutsche Bank AG		17,800	(895,972)
Pay a fixed rate of 2.600% and receive a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank, N.A.		19,500	(1,025,415)
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		4,700	(847,710)
Pay a fixed rate of 4.034% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		12,800	(2,256,338)
Pay a fixed rate of 4.895% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		51,800	(12,001,450)
Pay a fixed rate of 4.920% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		40,000	(9,352,416)

			(28,977,713)

Over-the-Counter Put Swaptions – (0.0)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		97,900	(10)
Receive a fixed rate of 2.555% and pay a floating rate based on 3-month LIBOR, Expires 12/19/13, Broker Deutsche Bank AG		17,800	(883,942)
Receive a fixed rate of 2.600% and pay a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank, N.A.		19,500	(927,777)
Receive a fixed rate of 4.020% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		4,700	–
Receive a fixed rate of 4.034% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		12,800	(557)
Receive a fixed rate of 4.895% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG		51,800	(104,389)
Receive a fixed rate of 4.920% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG		40,000	(78,795)

			(1,995,470)

Total Options Written
(Premiums Received – $26,203,085) – (1.2)%			(38,986,733)

Total Investments Net of TBA Sale Commitments and Options Written – 120.7%			3,998,364,905
Liabilities in Excess of Other Assets – (20.7)%			(686,292,186)

Net Assets – 100.0%			$3,312,072,719

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,245,856,359

Gross unrealized appreciation	$110,914,938
Gross unrealized depreciation	(74,047,521)

Net unrealized appreciation	$36,867,417

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	All or a portion of security has been pledged as collateral in connection with swaps.
(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2011 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$(33,384,281)	$(353,918)
BNP Paribas	$48,439,406	$353,250
Citibank, N.A.	$71,537,425	$206,660
Credit Suisse International	$19,320,274	$338,004
Deutsche Bank AG	$(20,677,996)	$(116,354)
Goldman Sachs Bank USA	$(88,226,863)	$(1,508,375)
JPMorgan Chase Bank, N.A.	$(78,776,281)	$(847,063)
Morgan Stanley Capital Services, Inc.	$(3,949,500)	$(232,812)
Nomura Securities International, Inc.	$170,088,031	$969,500
RBC Dominion Securities	$(9,261,375)	$(27,187)
Royal Bank of Scotland Plc	$(7,930,531)	$(91,781)
UBS AG	$(8,065,031)	$(480,312)

(j)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

—	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

BNP Paribas	0.10%	12/13/11	Open	$32,313,666	$32,311,781
Deutsche Bank AG	(0.70)%	12/30/11	01/03/12	165,799,110	165,812,006
Credit Suisse International	(0.08)%	12/30/11	1/03/12	257,563,204	257,565,494
Credit Suisse International	0.00%	12/30/11	1/03/12	137,227,213	137,227,213
BNP Paribas	0.05%	12/30/11	1/03/12	84,746,721	84,746,250

Total				$677,649,914	$677,662,744

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK FUNDS II	DECEMBER 31, 2011	9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

—	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK	83,310,000	SEK	97,629,739	Goldman Sachs Bank USA	1/09/12	$ (253,787)

NOK	83,310,000	SEK	97,435,211	UBS AG	1/09/12	(225,536)

SEK	58,930,834	NOK	50,200,000	Citibank, N.A.	1/09/12	167,767

SEK	53,693,420	NOK	45,660,000	Deutsche Bank AG	1/09/12	165,983

SEK	29,492,626	NOK	25,100,000	Goldman Sachs Bank USA	1/09/12	87,835

SEK	53,595,708	NOK	45,660,000	UBS AG	1/09/12	151,793

AUD	850,000	CAD	887,695	UBS AG	1/18/12	(3,651)

CAD	879,396	AUD	850,000	Royal Bank of Scotland Plc	1/18/12	(4,492)

USD	1,390,702	JPY	106,560,000	Royal Bank of Scotland Plc	1/18/12	5,858

EUR	5,000,000	USD	6,531,420	Citibank, N.A.	1/25/12	(59,030)

EUR	9,800,000	USD	13,198,375	Deutsche Bank AG	1/25/12	(512,492)

EUR	15,000,000	USD	20,199,660	Royal Bank of Scotland Plc	1/25/12	(782,491)

USD	29,851,146	EUR	21,889,000	Citibank, N.A.	1/25/12	1,516,318

USD	3,785,375	EUR	2,753,000	Royal Bank of Scotland Plc	1/25/12	221,677

USD	7,054,741	EUR	5,220,000	Royal Bank of Scotland Plc	1/25/12	297,566

USD	35,990,618	EUR	26,439,000	Royal Bank of Scotland Plc	1/25/12	1,765,915

CNY	54,690,000	USD	8,656,905	Goldman Sachs Bank USA	2/15/12	24,219

USD	8,586,905	CNY	54,690,000	HSBC Securities, Inc.	2/15/12	(94,219)

USD	13,885,078	EUR	10,480,000	Citibank, N.A.	3/14/12	312,234

Total	$2,781,467

—	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

321	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options Strike Price EUR 133	Eurex	February 2012	$41,545	$(292,074)
959	3-month EURIBOR	London	March 2012	$306,944,542	302,175
367	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2012	$53,146,188	805,380
36	Euro Dollar Futures	Chicago Mercantile	September 2013	$8,928,900	112,086
21	Euro Dollar Futures	Chicago Mercantile	December 2013	$5,205,637	(788)

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

129	3-month EURIBOR	London	March 2014	$41,209,378	$ 133,861
129	3-month EURIBOR	London	June 2014	$41,157,202	145,056
129	3-month EURIBOR	London	September 2014	$41,098,767	157,432
1,417	Euro Dollar Futures	Chicago Mercantile	December 2014	$349,343,637	823,011
129	3-month EURIBOR	London	December 2014	$41,031,984	159,762
1,409	Euro Dollar Futures	Chicago Mercantile	March 2015	$346,878,188	999,852

Total					$3,345,753

—	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

2,783	Euro-Schatz	Eurex	March 2012	$397,432,499	$ (1,020,946)
857	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2012	$189,008,673	26,827
1,824	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2012	$224,822,251	(219,033)
3,148	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2012	$412,781,500	(3,592,497)
398	Ultra Treasury Bonds	Chicago Board Options	March 2012	$63,754,625	(951,402)
141	Euro Dollar Futures	Chicago Mercantile	March 2012	$35,022,637	8,884
60	Euro Dollar Futures	Chicago Mercantile	June 2012	$14,894,250	5,975
20	Euro Dollar Futures	Chicago Mercantile	September 2012	$4,963,250	1,700
13	Euro Dollar Futures	Chicago Mercantile	December 2012	$3,225,462	1,186
71	Euro Dollar Futures	Chicago Mercantile	March 2013	$17,616,875	15,216
23	Euro Dollar Futures	Chicago Mercantile	June 2013	$5,706,012	3,769
92	Euro Dollar Futures	Chicago Mercantile	March 2014	$22,786,100	(20,605)
99	Euro Dollar Futures	Chicago Mercantile	June 2014	$24,486,413	(33,041)
73	Euro Dollar Futures	Chicago Mercantile	September 2014	$18,027,350	(20,676)

Total					$(5,794,643)

10	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

—	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.92%(a)	3-month LIBOR	Deutsche Bank AG	2/28/13	USD	57,800	$(306,711)

1.24%(b)	6-month EURIBOR	Citibank, N.A.	12/13/13	EUR	357,045	369,660

1.32%(a)	3-month LIBOR	Citibank, N.A.	12/17/13	USD	20,800	(248,848)

1.41%(a)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	31,200	(427,858)

0.73%(b)	3-month LIBOR	Bank of America, N.A.	12/22/13	USD	85,800	14,644

0.73%(b)	3-month LIBOR	Citibank, N.A.	12/22/13	USD	19,600	3,854

0.74%(b)	3-month LIBOR	Deutsche Bank AG	12/22/13	USD	40,700	8,978

0.74%(b)	3-month LIBOR	Deutsche Bank AG	12/22/13	USD	79,200	25,376

1.26%(a)	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	32,200	(340,900)

0.80%(b)	3-month LIBOR	Citibank, N.A.	8/09/14	USD	19,900	65,810

2.46%(a)	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	1,800	(113,062)

1.25%(a)	3-month LIBOR	Deutsche Bank AG	10/05/16	USD	29,200	(158,026)

2.38%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/17/17	USD	3,600	(203,666)

3.58%(a)	3-month LIBOR	Citibank, N.A.	4/04/21	USD	900	(133,450)

3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,580	(1,006,351)

3.86%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	5/23/21	USD	8,100	1,039,949

3.06%(b)	3-month LIBOR	Deutsche Bank AG	6/14/21	USD	11,500	1,116,459

2.57%(b)	3-month LIBOR	Deutsche Bank AG	8/08/21	USD	3,400	209,186

2.60%(b)	3-month LIBOR	Citibank, N.A.	8/10/21	USD	3,900	250,298

2.35%(b)	3-month LIBOR	Deutsche Bank AG	8/12/21	USD	10,100	412,016

2.75%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	9/06/21	USD	32,100	2,346,314

2.15%(b)	3-month LIBOR	Deutsche Bank AG	9/08/21	USD	4,800	95,816

2.17%(b)	3-month LIBOR	Royal Bank of Scotland Plc	9/15/21	USD	8,500	181,396

3.75%(b)	3-month LIBOR	Goldman Sachs Bank USA	9/28/21	USD	6,000	842,770

3.32%(b)	3-month LIBOR	Citibank, N.A.	10/20/21	USD	7,300	136,052

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

3.34%(b)	3-month LIBOR	Deutsche Bank AG	10/20/21	USD	7,300	$ 142,860

2.26%(a)	3-month LIBOR	Citibank, N.A.	12/05/21	USD	7,700	(173,152)

2.24%(a)	3-month LIBOR	Credit Suisse International	12/05/21	USD	29,200	(623,678)

2.20%(a)	3-month LIBOR	Deutsche Bank AG	12/12/21	USD	8,500	(144,737)

2.20%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	12/12/21	USD	8,500	144,737

2.03%(b)	3-month LIBOR	Deutsche Bank AG	12/21/21	USD	14,800	10,774

2.18%(a)	3-month LIBOR	Deutsche Bank AG	12/29/21	USD	16,900	(242,986)

2.08%(b)	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	1,400	5,469

2.09%(b)	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	900	4,014

2.08%(b)	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	900	4,263

3.00%(a)	3-month LIBOR	UBS AG	1/03/22	USD	23,600	(1,862,864)

2.81%(b)	3-month LIBOR	Bank of America, N.A.	9/23/23	USD	25,000	716,082

2.58%(a)	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	2,940	(23,911)

2.68%(a)	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	6,495	(230,422)

Total						$ 1,906,155

(a)	Fund pays a fixed interest rate and receives floating rate.
(b)	Fund pays a floating interest rate and receives fixed rate.

—	Credit default swaps on single-name issues - buy protection outstanding as of December 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

Sara Lee Corp.	1.00%	JPMorgan Chase Bank, N.A.	3/20/17	USD	3,628	$ (12,182)

—	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD 11,300	$42,013

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/14	AA-	USD 1,365	19,834

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/14	AA-	USD 33	819

BLACKROCK FUNDS II	DECEMBER 31, 2011	11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

Rogers Cable, Inc.	1.02%	Morgan Stanley Capital Services, Inc.	12/20/14	BBB	USD 16,100	$ 222,047

Assured Guaranty Corp.	5.00%	Citibank, N.A.	3/20/15	AA-	USD 140	3,839

MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD 1,000	(6,550)

MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD 3,340	(46,616)

MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD 2,550	(41,011)

MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD 4,170	(64,594)

MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD 2,510	(59,475)

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/16	AA-	USD 2,241	93,372

MetLife, Inc.	1.00%	Citibank, N.A.	12/20/16	A-	USD 15,975	(421,693)

MetLife, Inc.	1.00%	Citibank, N.A.	12/20/16	A-	USD 2,465	(50,029)

Total						$ (308,044)

[1]	Using Standard & Poor’s (“S&P’s”) rating.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
—	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation

CDX.NA.IG Series 16 Version 1	1.00%	Credit Suisse International	6/20/16	USD	3,580	$ (12,229)

CDX.NA.IG Series 16 Version 1	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	USD	201	(265)

CDX.NA.IG Series 17 Version 1	1.00%	Citibank, N.A.	12/20/16	USD	19,435	(111,086)

CDX.NA.IG Series 17 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	22,510	(777,243)

CDX.NA.IG Series 17 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	12/20/16	USD	33,920	(89,343)

Total						$(990,166)

—	Credit default swaps on traded indexes - sold protection outstanding as of December 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

CMBX.NA Series 3	0.08%	Morgan Stanley Capital Services, Inc.	12/13/49	A+	USD	4,645	$ 101,671

CMBX.NA Series 4	0.35%	Morgan Stanley Capital Services, Inc.	2/17/51	A-	USD	4,645	89,363

Total							$ 191,034

[1]	Using S&P’s rating of the underlying securities.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Total return swaps outstanding as of December 31, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.62%(a)	Bank of America, N.A.	6/27/21	USD	12,020	$370,613

Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.63%(a)	BNP Paribas SA	6/27/21	USD	12,020	389,412

Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.45%(a)	Deutsche Bank AG	9/07/21	USD	12,020	154,794

12	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.35%(a)	Deutsche Bank AG	9/08/21	USD	12,020	$(26,107)

Change in Return of the Consumer
Price Index for All Urban Consumers	Receives	2.18%(a)	Bank of America, N.A.	10/06/21	USD	16,520	(251,583)

Return on Markit IOS 5.00%,
30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Bank of America, N.A.	1/12/39	USD	3,223	(35,877)

Return on Markit IOS 5.00%,
30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	3,223	(12,189)

Return on Markit IOS 5.50%,
30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	6,109	70,223

Return on Markit IOS 6.00%,
30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Royal Bank of Scotland Plc	1/12/39	USD	5,723	97,691

Total							$756,977

(a)	Net payment made at termination.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$192,262,329	$30,653,542	$222,915,871
Corporate Bonds	–	955,622,463	–	955,622,463

Valuation Inputs	Level 1	Level 2	Level 3	Total

Foreign Agency Obligations	–	$117,955,209	–	$117,955,209
Foreign Government Obligations	–	47,549,356	–	47,549,356
Non-Agency Mortgage- Backed Securities	–	400,743,143	$5,315,460	406,058,603
Preferred Securities	$3,483,831	36,050,108	–	39,533,939
Project Loans	–	–	148,588	148,588
Taxable Municipal Bonds	–	10,104,820	–	10,104,820
U.S. Government Sponsored Agency Securities	–	2,541,279,137	–	2,541,279,137
U.S. Treasury Obligations	–	925,957,107	–	925,957,107
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(1,245,372,138)	–	(1,245,372,138)

Total	$3,483,831	$3,982,151,534	$36,117,590	$4,021,752,955

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$530,945	$42,013	$572,958
Foreign currency exchange contracts	–	14,210,275	–	14,210,275
Interest rate contracts	$4,229,681	13,724,841	–	17,954,522
Other contracts	–	1,082,733	–	1,082,733
Liabilities:
Credit contracts	–	(1,692,316)	–	(1,692,316)
Foreign currency exchange contracts	–	(9,949,248)	–	(9,949,248)
Interest rate contracts	(6,151,062)	(37,213,805)	–	(43,364,867)
Other contracts	–	(325,756)	–	(325,756)

Total	$(1,921,381)	$(19,632,331)	$42,013	$(21,511,699)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS II	DECEMBER 31, 2011	13

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

			Non-Agency
	Asset-Backed Securities	Corporate Bonds	Mortgage-Backed Securities	Project Loans	Total

Assets:
Balance, as of September 30, 2011	$ 44,847,995	$ 5,937	$1,970,374	$154,980	$ 46,979,286
Accrued discounts/premiums	4,124	–	(15,614)	(80)	(11,570)
Net realized gain (loss)	(55,773)	–	–	–	(55,773)
Net change in unrealized appreciation/depreciation[2]	(1,215,518)	(5,937)	(5,447)	(6,312)	(1,233,214)
Purchases	2,104,832	–	3,366,147	–	5,470,979
Sales	(931,057)	–	–	–	(931,057)
Transfers in3	–	–	–	–	–
Transfers out[3]	(14,101,061)	–	–	–	(14,101,061)

Balance, as of December 31, 2011	$ 30,653,542	–	$5,315,460	$148,588	$ 36,117,590

[2]	The change in unrealized appreciation/depreciation on investments still held at December 31, 2011 was $(1,339,837).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts		Other Contracts
	Assets	Liabilities	Assets	Liabilities	Total

Balance, as of September 30, 2011	$13,854	–	–	–	$13,854

Accrued discounts/premiums	–	–	–	–	–

Net realized gain (loss)	–	–	–	–	–

Net change in unrealized appreciation/ depreciation[4]	28,159	–	–	–	28,159

Purchases	–	–	–	–	–

Issuances[5]	–	–	–	–	–

Sales	–	–	–	–	–

Settlements[6]	–	–	–	–	–

Transfers in7	–	–	–	–	–

Transfers out[7]	–	–	–	–	–

Balance, as of December 31, 2011	$42,013	–	–	–	$42,013

[4]	The change in unrealized appreciation/depreciation on options still held at December 31, 2011 was $28,159.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

14	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities – 0.0%	Par (000)	Value

Structured Asset Receivables Trust Certificates, Series 2003-2A, 1.99%, 1/21/12 (a)(b)	$1	$536

Project Loans – 0.0%	Par (000)	Value

Federal Housing Authority, Merrill Lynch Project, Pool 42, 7.43%, 9/25/22	2	2,394

U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations – 2.1%
Fannie Mae:
Series 1996-48, Class Z, 7.00%, 11/25/26	1,082	1,239,339
Series 2002-70, Class QG, 5.50%, 6/25/31	1,237	1,237,757
Series 2003-9, Class EA, 4.50%, 10/25/17	4,942	5,090,076
Freddie Mac, Series 3033, Class HE, 4.50%, 9/15/18	2,812	2,831,617
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32	4,432	4,677,306
Series 2009-122, Class PY, 6.00%, 12/20/39	6,909	7,623,660
Series 2009-31, Class PT, 5.00%, 5/20/39 (b)	1,936	2,033,148

		24,732,903

Interest Only Collateralized Mortgage Obligations – 2.1%
Fannie Mae:
Series 2007-22, Class SW, 5.76%, 3/25/37 (b)	13,802	1,879,410
Series 2010-150, Class SN, 6.24%, 1/25/41 (b)	10,637	1,666,421
Freddie Mac, Series 3502, Class DL, 5.72%, 1/15/39 (b)	4,982	553,351
Ginnie Mae:
Series 2010-26, Class QS, 5.97%, 2/20/40 (b)	21,846	3,754,914
Series 2010-31, Class PS, 6.27%, 8/20/38 (b)	33,287	5,501,643
Series 2010-42, Class ES, 5.40%, 4/20/40 (b)	54,812	8,675,636
Series 2011-3, Class SG, 6.27%, 1/20/41 (b)	14,638	2,465,941

		24,497,316

Mortgage-Backed Securities – 191.2%
Fannie Mae Mortgage-Backed Securities:
8.00%, 8/01/14	12	12,393
8.50%, 1/20/18	1,549	1,744,792
5.00%, 1/01/21-1/01/42 (c)	64,802	70,025,339
3.00%, 1/01/27 (c)	5,300	5,472,250
6.07%, 7/01/32-8/01/32	629	710,888
5.69%, 8/01/32-9/01/32	1,537	1,709,059
5.32%, 10/01/32	857	940,131
5.50%, 12/01/32-1/01/42 (c)	53,171	57,903,690
4.70%, 6/01/35-5/01/36	177	190,017
5.30%, 8/01/35-3/01/37	5,579	6,105,879
6.00%, 7/01/38-1/01/42 (c)	125,221	137,871,671
4.50%, 6/01/41-1/01/42 (c)	55,757	59,497,780
3.50%, 11/01/41-1/01/42 (c)	110,700	113,848,213
4.00%, 1/01/42 (c)	38,700	40,635,000

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities:
6.00%, 11/01/13-8/01/16	$12		$13,051
9.00%, 12/01/19	– (d	)	210
7.50%, 2/01/27-3/01/27	3		3,655
4.50%, 10/01/35-12/01/40	90,061		95,486,537
5.60%, 7/01/37-9/01/38 (e)	8,987		9,894,384
5.49%, 8/01/37-6/01/38	7,891		8,646,350
5.88%, 11/01/37-1/01/39	1,728		1,910,290
5.00%, 1/01/42 (c)	1,200		1,289,250
Ginnie Mae Mortgage-Backed Securities:
16.00%, 4/15/12	– (d	)	26
12.00%, 2/15/13-6/15/15	6		6,141
14.50%, 4/15/13	3		3,242
11.50%, 5/15/13-12/15/15	10		10,148
15.00%, 6/15/13	3		3,269
10.00%, 2/15/16-6/15/18	112		113,945
9.50%, 3/15/16-9/15/22	333		355,935
9.00%, 4/15/16-10/15/21	168		175,879
6.50%, 5/15/16-1/01/42 (c)	139,958		160,129,036
8.50%, 6/15/16-2/15/25	144		154,983
5.50%, 7/15/16-1/01/42 (c)	129,261		145,477,741
6.00%, 7/15/16-1/15/39	159,709		181,745,020
8.00%, 1/15/17-5/15/30	295		330,808
7.50%, 2/15/22-9/15/30	959		1,057,893
7.00%, 3/20/24-5/15/31	148		170,251
5.75%, 3/15/28-10/15/32	4,643		5,245,697
6.13%, 7/15/32-8/15/32	1,601		1,821,736
5.38%, 10/15/32-11/15/32	1,936		2,156,771
5.00%, 11/15/32-1/01/42 (c)	258,415		286,377,248
4.50%, 12/15/34-10/15/41 (e)(f)	463,662		507,279,278
4.96%, 11/15/35-7/15/36	8,687		9,509,900
5.30%, 12/20/35-2/20/37	3,859		4,290,645
4.70%, 2/20/36-3/20/37	709		777,038
5.65%, 6/15/36-2/15/37	4,177		4,697,199
5.49%, 7/15/37-8/15/38	6,814		7,619,464
5.60%, 7/20/37-9/20/38	4,514		5,076,757
5.88%, 10/20/37-1/20/39	6,665		7,496,671
4.63%, 3/20/40-6/20/40	10,219		11,175,154
3.00%, 11/20/41-12/20/41	6,300		6,347,333
3.50%, 1/01/42 (c)	36,900		38,509,893
4.00%, 1/01/42 (c)	252,400		270,699,000

			2,272,724,930

Total U.S. Government Sponsored Agency Securities – 195.4%			2,321,955,149

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Notes:
1.25%, 10/31/15 (e)(g)	6,400		6,564,000
1.00%, 9/30/16 (f)	9,400		9,496,933
2.00%, 11/15/21	24,000		24,273,744

Total U.S. Treasury Obligations – 3.4%			40,334,677

Total Long-Term Investments
(Cost – $2,314,176,970) – 198.8%			2,362,292,756

BLACKROCK FUNDS II	DECEMBER 31, 2011	15

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (h)(i)	53,649,039	$53,649,039

Total Short-Term Securities (Cost – $53,649,039) – 4.5%		53,649,039

Options Purchased	Contracts	Value

Exchange-Traded Put Options – 0.0%
Euro-Bobl (1 Year) Mid-Curve, Strike Price USD 99, Expires 3/16/12	310	31,000
U.S. Treasury Notes (10 Year), Strike Price USD 123.50, Expires 2/24/12	240	15,000

		46,000

	Notional Amount (000)	Value

Over-the-Counter Call Swaptions – 1.2%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	$31,600	638,265
Receive a fixed rate of 2.720% and pay a floating rate based on 3-month LIBOR, Expires 8/09/12, Broker JPMorgan Chase Bank, N.A.	70,300	4,191,412
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International	23,900	3,742,195
Receive a fixed rate of 4.070% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Bank of America, N.A.	9,800	1,771,517
Receive a fixed rate of 4.073% and pay a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc	8,100	1,466,071
Receive a fixed rate of 4.290% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG	7,600	1,558,317
Receive a fixed rate of 4.330% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG	7,600	1,585,698

		14,953,475

Over-the-Counter Put Swaptions – 0.1%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	31,600	3
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	14,400	2
Pay a fixed rate of 2.600% and receive a floating rate based on 3-month LIBOR, Expires 2/10/12, Broker Deutsche Bank AG	57,000	50,932
Pay a fixed rate of 2.720% and receive a floating rate based on 3-month LIBOR, Expires 8/09/12, Broker JPMorgan Chase Bank, N.A.	70,300	829,936
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International	23,900	4,719
Pay a fixed rate of 4.070% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Bank of America, N.A.	9,800	117
Pay a fixed rate of 4.073% and receive a floating rate based on 3-month LIBOR, Expires 3/29/12, Broker Royal Bank of Scotland Plc	8,100	96

Options Purchased	Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 4.290% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG	$7,600	$1
Pay a fixed rate of 4.330% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG	7,600	1

		885,807

Total Options Purchased (Cost – $10,550,200) – 1.3%		15,885,282

Total Investments Before TBA Sale Commitments and Options Written (Cost – $2,378,376,209*) – 204.6%		2,431,827,077

TBA Sale Commitments (c)	Par (000)	Value

Fannie Mae Mortgage-Backed Securities:
4.50%, 1/01/42	4,200	(4,469,062)
5.00%, 1/01/42	60,000	(64,818,750)
5.50%, 1/01/42	51,400	(55,961,750)
6.00%, 1/01/42	125,000	(137,617,188)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/01/42	17,600	(18,353,456)
4.50%, 1/01/42	266,200	(290,042,151)
5.00%, 1/01/42	32,000	(35,436,240)
5.50%, 1/01/42	59,000	(66,209,062)
6.00%, 1/01/42	21,400	(24,175,206)

Total TBA Sale Commitments (Proceeds – $695,113,187) – (58.7)%		(697,082,865)

Options Written	Notional Amount (000)	Value

Over-the-Counter Call Swaptions – (3.2)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	30,400	(806,861)
Pay a fixed rate of 2.410% and receive a floating rate based on 3-month LIBOR, Expires 8/16/13, Broker JPMorgan Chase Bank, N.A	87,800	(3,290,988)
Pay a fixed rate of 2.720% and receive a floating rate based on 3-month LIBOR, Expires 8/09/12, Broker Deutsche Bank AG	70,300	(4,191,413)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	11,800	(1,656,717)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	17,400	(1,509,490)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	20,000	(3,313,669)
Pay a fixed rate of 3.955% and receive a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG	8,000	(1,348,087)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.	5,500	(937,306)

16	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)	Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	$12,900	$(2,198,409)
Pay a fixed rate of 3.983% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.	7,100	(1,214,844)
Pay a fixed rate of 4.015% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Goldman Sachs Bank USA	9,300	(1,673,102)
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG	11,600	(2,092,220)
Pay a fixed rate of 4.025% and receive a floating rate based on 3-month LIBOR, Expires 12/03/12, Broker Deutsche Bank AG	19,200	(3,101,048)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Bank of America, N.A.	14,600	(2,568,024)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	7,200	(1,434,036)
Pay a fixed rate of 4.935% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Barclays Bank Plc	14,600	(2,506,556)
Pay a fixed rate of 5.080% and receive a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.	11,400	(2,579,139)
Pay a fixed rate of 5.250% and receive a floating rate based on 3-month LIBOR, Expires 1/27/15, Broker Citibank, N.A.	8,600	(1,906,078)

		(38,327,987)

Over-the-Counter Put Swaptions – (0.2)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	30,400	(3)
Receive a fixed rate of 2.410% and pay a floating rate based on 3-month LIBOR, Expires 8/16/13, Broker JPMorgan Chase Bank, N.A.	87,800	(1,065,640)
Receive a fixed rate of 2.720% and pay a floating rate based on 3-month LIBOR, Expires 8/09/12, Broker Deutsche Bank AG	70,300	(829,936)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	11,800	(51,925)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	17,400	(143,364)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	20,000	(234)
Receive a fixed rate of 3.955% and pay a floating rate based on 3-month LIBOR, Expires 4/23/12, Broker Deutsche Bank AG	8,000	(665)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.	5,500	(374)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	12,900	(877)

Options Written	Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.983% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Bank of America, N.A.	$7,100	$(469)
Receive a fixed rate of 4.015% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker Goldman Sachs Bank USA	9,300	(1)
Receive a fixed rate of 4.020% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG	11,600	(1)
Receive a fixed rate of 4.025% and pay a floating rate based on 3-month LIBOR, Expires 12/03/12, Broker Deutsche Bank AG	19,200	(63,195)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker Bank of America, N.A.	14,600	(647)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	7,200	(22,199)
Receive a fixed rate of 4.935% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Barclays Bank Plc	14,600	(72,431)
Receive a fixed rate of 5.080% and pay a floating rate based on 3-month LIBOR, Expires 2/10/14, Broker Bank of America, N.A.	11,400	(81,018)
Receive a fixed rate of 5.250% and pay a floating rate based on 3-month LIBOR, Expires 1/27/15, Broker Citibank, N.A.	8,600	(110,178)

		(2,443,157)

Total Options Written (Premiums Received – $25,633,874) – (3.4)%		(40,771,144)

Total Investments Net of TBA Sale Commitments and Options Written – 142.5%		1,693,973,068
Liabilities in Excess of Other Assets – (42.5)%		(505,561,718)

Net Assets – 100.0%		$1,188,411,350

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,378,590,121

Gross unrealized appreciation	$60,839,970
Gross unrealized depreciation	(7,603,014)

Net unrealized appreciation	$53,236,956

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2011 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Citibank, N.A.	$ 27,341,186	$ 412,378
Credit Suisse International	$ 86,064,500	$ 502,437
Goldman Sachs Bank USA	$(158,716,700)	$(655,200)
JPMorgan Chase Bank, N.A.	$ 38,000,287	$ 168,350

BLACKROCK FUNDS II	DECEMBER 31, 2011	17

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Counterparty	Value	Unrealized Appreciation (Depreciation)

Morgan Stanley Capital Services, Inc.	$ 19,848,844	$ 73,129
Nomura Securities International, Inc.	$ 1,289,250	$ 4,875
Royal Bank of Scotland Plc	$368,215,250	$1,601,656
UBS AG	$ 12,400	$ 45,213

(d)	Par is less than $500.
(e)	All or a portion of security has been pledged as collateral in connection with swaps.
(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(h)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at December 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	38,765,948	14,883,091	53,649,039	$8,072

(i)	Represents the current yield as of report date.

—	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

Credit Suisse International	0.16%	11/21/11	Open	$ 47,329,926	$ 47,321,303
Credit Suisse International	0.18%	12/15/11	Open	93,815,711	93,808,206
Bank of America, N.A.	(0.09%)	11/01/11	Open	9,457,308	9,458,750

Total				$150,602,945	$150,588,259

  1 Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

327	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2012	$40,305,305	$120,738
15	Ultra Treasury Bonds	Chicago Board Options	March 2012	$ 2,402,813	62,724

Total					$183,462

—	Financial futures contracts sold as of December 31, 2011 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

1,263	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2012	$278,550,704	$(108,315)

	$(179,237)	$(179,237)	$(179,237)	$(179,237)	$(179,237)

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)

422	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2012	$55,334,750	$(179,237)
136	Euro Dollar Futures	Chicago Mercantile	March 2012	$33,780,700	(3,919)
136	Euro Dollar Futures	Chicago Mercantile	June 2012	$33,760,300	4,871
136	Euro Dollar Futures	Chicago Mercantile	September 2012	$33,750,100	10,095
104	Euro Dollar Futures	Chicago Mercantile	December 2012	$25,803,700	11,071
106	Euro Dollar Futures	Chicago Mercantile	March 2013	$26,301,250	9,664
106	Euro Dollar Futures	Chicago Mercantile	June 2013	$26,297,275	7,363
106	Euro Dollar Futures	Chicago Mercantile	September 2013	$26,290,650	1,501
78	Euro Dollar Futures	Chicago Mercantile	December 2013	$19,335,225	(5,025)
78	Euro Dollar Futures	Chicago Mercantile	March 2014	$19,318,650	(11,838)
78	Euro Dollar Futures	Chicago Mercantile	June 2014	$19,292,325	(17,200)
78	Euro Dollar Futures	Chicago Mercantile	September 2014	$19,262,100	(21,625)

Total					$(302,594)

—	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.64%(a)	3-month LIBOR	Barclays Bank Plc	10/20/13	USD	161,710	$ (145,451)

0.76%(b)	3-month LIBOR	Barclays Bank Plc	11/18/13	USD	80,840	(95,353)

0.81%(b)	3-month LIBOR	Barclays Bank Plc	11/23/13	USD	80,840	(169,511)

0.78%(a)	3-month LIBOR	Barclays Bank Plc	12/01/13	USD	80,840	101,966

0.65%(a)	3-month LIBOR	Deutsche Bank AG	12/05/13	USD	85,800	(109,247)

0.70%(a)	3-month LIBOR	Barclays Bank Plc	12/06/13	USD	80,665	(29,430)

1.42%(a)	3-month LIBOR	Deutsche Bank AG	10/20/16	USD	3,600	46,620

3.38%(a)	3-month LIBOR	Deutsche Bank AG	5/04/21	USD	19,600	2,506,048

3.26%(a)	3-month LIBOR	Deutsche Bank AG	5/09/21	USD	7,300	857,534

2.71%(a)	3-month LIBOR	Citibank, N.A.	8/08/21	USD	19,500	1,444,784

2.65%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	8/10/21	USD	9,800	667,709

18	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock GNMA Portfolio

				Notional	Unrealized
Fixed	Floating		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000)	(Depreciation)

2.17%(a)	3-month LIBOR	Citibank, N.A.	9/13/21	USD 11,000	$ 236,315

2.20%(a)	3-month LIBOR	Deutsche Bank AG	11/04/21	USD 19,400	380,838

3.63%(a)	3-month LIBOR	Deutsche Bank AG	12/06/21	USD 11,300	1,248,332

2.21%(a)	3-month LIBOR	Deutsche Bank AG	12/08/21	USD 12,900	232,347

3.83%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	12/14/21	USD 8,400	(1,073,538)

3.85%(b)	3-month LIBOR	UBS AG	12/14/21	USD 13,500	(1,759,459)

—	Total return swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

3.95%(b)	3-month LIBOR	Goldman Sachs Bank USA	12/15/21	USD	11,200	$ (1,553,435)

2.67%(b)	3-month LIBOR	Barclays Bank Plc	11/25/41	USD	14,000	(225,664)

Total						$ 2,561,405

(a)	Fund pays a floating interest rate and receives fixed rate.
(b)	Fund pays a fixed interest rate and receives floating rate.

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Barclays Bank Plc	1/12/40	USD	11,848	$(176,349)

Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Barclays Bank Plc	1/12/40	USD	15,531	104,735

Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Citibank, N.A.	1/12/40	USD	4,004	(82,420)

Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/41	USD	49,331	(393,616)

Total							$(547,650)

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	–	$536	$536
Project Loans	–	–	2,394	2,394
U.S. Government Sponsored Agency Securities	–	$2,321,955,149	–	2,321,955,149
U.S. Treasury Obligations	–	40,334,677	–	40,334,677
Short-Term Securities	$53,649,039	–	–	53,649,039
Liabilities:
Investments in
Securities:
TBA Sale Commitments	–	(697,082,865)	–	(697,082,865)

Total	$53,649,039	$1,665,206,961	$2,930	$1,718,858,930

BLACKROCK FUNDS II	DECEMBER 31, 2011	19

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$274,027	$23,561,775	–	$23,835,802
Other contracts	–	104,735	–	104,735
Liabilities:
Interest rate contracts	(347,159)	(45,932,232)	–	(46,279,391)
Other contracts	–	(652,385)	–	(652,385)

Total	$(73,132)	$(22,918,107)	–	$(22,991,239)

[1]

Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

20	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities – 0.1%	Par (000)		Value

Carlyle Global Market Strategies, Series 2011-1A, Class IN, 1.82%, 8/10/21 (a)	USD	2,995	$2,515,800

Collateralized Debt Obligations
EXUMR, Series 2006-4X, Class E, 4.30%, 12/22/49(b)(c)(d)		1,781	650,071
Fraser Sullivan CLO Ltd., Series 2011-5A, Class D, 4.55%, 2/23/21(d)(e)		8,000	5,720,000
GoldenTree Loan Opportunities III Ltd., Series 2007-3A, Class SUB, 1.95%, 5/01/22(a)(e)		1,500	1,695,000

Total Collateralized Debt Obligations – 0.2%			8,065,071

Common Stocks	Shares		Value

Auto Components – 1.8%
Dana Holding Corp. (b)		93,000	1,129,950
Delphi Corp. (b)		1,556,108	32,959,912
Delphi Corp. (b)		3,630,896	74,950,745

			109,040,607

Capital Markets – 0.1%
E*Trade Financial Corp. (b)		628,700	5,004,452
Eaton Vance Senior Income Trust		11,650	76,075
Freedom Pay, Inc. (b)		314,534	3,145
ING Prime Rate Trust		471,600	2,405,160

			7,488,832

Communications Equipment – 0.1%
Loral Space & Communications, Inc. (b)		90,995	5,903,756

Computers & Peripherals – 0.2%
Apple, Inc. (b)		20,520	8,310,600

Diversified Financial Services – 0.0%
Adelphia Recovery Trust, Series ACC-1 INT (b)		1,108,793	1,109
Adelphia Recovery Trust, Series ACC-4 INT (b)		34,394,678	3,439
Adelphia Recovery Trust, Series Arahova INT (b)		242,876	9,958
Adelphia Recovery Trust, Series Frontiervision INT (b)		131,748	1,317
Bankruptcy Management Solutions, Inc.		5,718	114

			15,937

Electrical Equipment – 0.0%
Medis Technologies Ltd. (b)		852,625	2,984

Hotels, Restaurants & Leisure – 0.0%
Buffets Restaurants Holdings, Inc. (b)		7,503	18,758
Travelport LLC (b)		1,125,357	562,679

			581,437

Machinery – 0.0%
Reunion Industries, Inc. (b)		8,341	1,084

Media – 1.1%
Belo Corp., Class A		916,747	5,775,506
Charter Communications, Inc., Class A (b)		1,031,223	58,717,838
Clear Channel Outdoor Holdings, Inc., Class A (b)		148,418	1,862,646
Cumulus Media, Inc., Class D		188,482	598,053
HMH Holdings		918,597	229,649

			67,183,692

Metals & Mining – 0.1%
African Minerals Ltd. (b)		736,359	5,031,649

Common Stocks	Shares		Value

Paper & Forest Products – 0.1%
Ainsworth Lumber Co. Ltd. (b)(e)		1,062,824	$1,022,397
Ainsworth Lumber Co. Ltd. (b)		928,901	893,569
Western Forest Products, Inc. (b)		1,996,629	1,646,300

			3,562,266

Professional Services – 0.0%
Pendrell Corp. (b)		73,000	186,880

Semiconductors & Semiconductor Equipment – 0.1%
Spansion, Inc., Class A (b)		948,612	7,854,507
SunPower Corp. (b)		1,381	8,604

			7,863,111

Software – 0.3%
kCAD Holdings I Ltd.		1,894,337,723	17,342,662

Total Common Stocks – 3.9%			232,515,497

Corporate Bonds	Par (000)		Value

Advertising – 0.3%
Affinion Group, Inc., 7.88%, 12/15/18	USD	14,820	12,522,900
Checkout Holding Corp., 17.09%, 11/15/15 (a)(e)		9,280	4,918,400

			17,441,300

Aerospace & Defense – 1.3%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18 (e)		6,040	5,919,200
7.13%, 3/15/21 (e)		9,480	9,290,400
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		13,908	14,255,700
Sequa Corp.:
11.75%, 12/01/15 (e)		11,190	11,917,350
13.50%, 12/01/15 (e)		35,413	37,891,882

			79,274,532

Airlines – 1.2%
Air Canada, 9.25%, 8/01/15 (e)		7,950	6,956,250
American Airlines Pass-Through Trust:
Series 2011-1, Class B, 7.00%, 1/31/18 (e)		4,784	4,257,945
Series 2011-2, Class A, 8.63%, 10/15/21		10,449	10,657,980
Continental Airlines 1999-1 Class B, Pass-Through Trust, 6.80%, 8/02/18		784	760,945
Delta Air Lines 2009-1 Series B, Pass-Through Trust, 9.75%, 12/17/16		1,539	1,600,056
National Air Cargo Group, Inc.:
12.38%, 8/16/15		9,173	9,389,653
12.38%, 8/16/15		9,270	9,489,665
U.S. Airways, Series 2011-1, Class C Pass-Through Trust, 10.88%, 10/22/14		13,600	13,345,000
United Air Lines, Inc., 12.75%, 7/15/12		16,450	17,272,332

			73,729,826

Auto Components – 0.4%
Allison Transmission, Inc., 11.00%, 11/01/15 (e)		5,896	6,220,280
Delphi Corp., 6.13%, 5/15/21 (e)		6,360	6,550,800
International Automotive Components Group SL, 9.13%, 6/01/18 (e)		610	545,950
Stanadyne Corp., 10.00%, 8/15/14		1,955	1,661,750
Stanadyne Holdings, Inc., 12.00%, 2/15/15 (f)		4,595	4,290,581
Titan International, Inc., 7.88%, 10/01/17		6,190	6,437,600

			25,706,961

BLACKROCK FUNDS II	DECEMBER 31, 2011	21

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Automobiles – 0.0%
Ford Motor Co., 7.45%, 7/16/31	USD	550	$660,000

Beverages – 0.0%
Cott Beverages, Inc., 8.13%, 9/01/18		2,529	2,731,320

Building Products – 0.9%
Building Materials Corp. of America:
7.00%, 2/15/20 (e)		3,790	4,074,250
6.75%, 5/01/21 (e)		17,890	18,784,500
Interline Brands, Inc., 7.00%, 11/15/18		3,670	3,798,450
The Ryland Group, Inc., 6.63%, 5/01/20		5,200	4,862,000
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (e)		24,025	22,463,375

			53,982,575

Capital Markets – 1.0%
American Capital Ltd., 7.96%, 12/31/13 (f)		8,435	8,520,784
Boparan Finance Plc:
9.75%, 4/30/18 (e)	EUR	2,272	2,342,132
9.88%, 4/30/18 (e)	GBP	2,790	3,466,269
E*Trade Financial Corp.:
12.50%, 11/30/17 (g)	USD	22,308	25,208,040
3.27%, 8/31/19 (a)(e)(h)		1,420	1,107,600
Series A, 3.27%, 8/31/19 (a)(h)		328	255,840
Lehman Brothers Holdings, Inc.:
0.00%, 3/26/12 (b)(c)(d)		5,500	1,402,500
0.00%, 4/16/12 (b)(c)(d)		1,000	255,000
5.38%, 10/17/12 (b)(c)	EUR	4,550	1,560,538
5.75%, 5/17/13 (b)(c)	USD	9,030	2,313,937
4.75%, 1/16/14 (b)(c)	EUR	14,545	4,988,578
0.00%, 2/05/14 (b)(c)		22,800	7,967,385
8.80%, 3/01/15 (b)(c)	USD	2,520	645,750
8.50%, 8/01/15 (b)(c)(d)		5,675	1,454,219

			61,488,572

Chemicals – 3.2%
American Pacific Corp., 9.00%, 2/01/15		6,530	6,350,425
Celanese U.S. Holdings LLC:
6.63%, 10/15/18		7,760	8,245,000
5.88%, 6/15/21		29,150	30,097,375
CF Industries, Inc., 6.88%, 5/01/18		3,510	4,018,950
Chemtura Corp., 7.88%, 9/01/18		4,690	4,830,700
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20		13,517	11,151,525
Huntsman International LLC, 8.63%, 3/15/21		2,810	2,978,600
Ineos Finance Plc, 9.00%, 5/15/15 (e)		175	177,625
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	7,558	8,705,908
Kraton Polymers LLC/Kraton Polymers Capital Corp., 6.75%, 3/01/19	USD	1,590	1,494,600
Lyondell Chemical Co., 11.00%, 5/01/18		48,837	53,354,891
LyondellBasell Industries NV, 6.00%, 11/15/21 (e)		3,590	3,724,625
Momentive Performance Materials, Inc.:
12.50%, 6/15/14		4,750	5,035,000
11.50%, 12/01/16		8,500	6,332,500
9.00%, 1/15/21		2,655	2,017,800
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18 (e)		5,400	5,373,000
NOVA Chemicals Corp., 8.63%, 11/01/19		7,610	8,390,025
PolyOne Corp., 7.38%, 9/15/20		2,100	2,168,250
Solutia, Inc.:
8.75%, 11/01/17		4,335	4,735,987
7.88%, 3/15/20		13,170	14,322,375
TPC Group LLC, 8.25%, 10/01/17		3,485	3,485,000

			186,990,161

Corporate Bonds	Par (000)		Value

Commercial Banks – 1.8%
CIT Group, Inc.:
7.00%, 5/01/15	USD	3,420	$3,426,840
7.00%, 5/01/16		4,758	4,758,186
7.00%, 5/02/16 (e)		32,113	32,072,859
7.00%, 5/01/17		27,601	27,600,727
7.00%, 5/02/17 (e)		27,860	27,825,175
Glitnir Banki HF, 6.38%, 9/25/12 (b)(c)(e)		3,385	–
Hana Bank, 4.25%, 6/14/17 (e)		9,495	9,350,676

			105,034,463

Commercial Services & Supplies – 2.6%
ARAMARK Corp.:
3.93%, 2/01/15 (d)		1,340	1,293,100
8.50%, 2/01/15		3,319	3,401,975
Aviation Capital Group Corp., 6.75%, 4/06/21 (e)		7,360	6,934,445
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19		2,805	2,783,962
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (e)		6,180	5,809,200
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (e)		301	267,890
Casella Waste Systems, Inc., 7.75%, 2/15/19		12,441	12,161,077
Clean Harbors, Inc., 7.63%, 8/15/16		5,330	5,663,125
Darling International, Inc., 8.50%, 12/15/18		3,625	4,023,750
ExamWorks Group, Inc., 9.00%, 7/15/19 (e)		634	573,770
GCL Holdings SCA, 9.38%, 4/15/18 (e)	EUR	5,145	5,666,059
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (d)	USD	2,160	1,431,000
9.50%, 5/15/15		1,940	1,416,200
The Hertz Corp.:
7.50%, 10/15/18		6,590	6,886,550
6.75%, 4/15/19		2,820	2,827,050
7.38%, 1/15/21		12,065	12,261,056
Hertz Holdings Netherlands BV:
8.50%, 7/31/15	EUR	3,841	5,107,911
8.50%, 7/31/15 (e)		16,670	22,168,414
Iron Mountain, Inc., 7.75%, 10/01/19	USD	7,650	8,080,313
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (e)		9,440	9,912,000
Leucadia National Corp.:
8.13%, 9/15/15		9,390	9,871,237
7.13%, 3/15/17		1,373	1,381,581
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (e)		1,504	1,248,320
Mobile Mini, Inc., 7.88%, 12/01/20		9,205	9,251,025
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 3/15/18		15,527	15,177,643

			155,598,653

Computers & Peripherals – 0.2%
CDW LLC/CDW Finance Corp.:
11.00%, 10/12/15		146	153,300
11.50%, 10/12/15 (g)		10,850	11,392,500

			11,545,800

Construction & Engineering – 0.2%
Abengoa SA, 8.50%, 3/31/16	EUR	2,400	2,966,414
Aguila 3 SA, 7.88%, 1/31/18 (e)	USD	7,377	7,155,690

			10,122,104

Consumer Finance – 0.1%
Credit Acceptance Corp.:
9.13%, 2/01/17		5,380	5,622,100
9.13%, 2/01/17 (e)		2,175	2,267,437

			7,889,537

22	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Containers & Packaging – 1.2%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17	EUR	488	$618,961
7.38%, 10/15/17 (e)		4,339	5,503,423
9.25%, 10/15/20 (e)		2,457	2,869,918
Ball Corp.:
6.75%, 9/15/20	USD	3,280	3,567,000
5.75%, 5/15/21		3,261	3,415,897
Berry Plastics Corp., 8.25%, 11/15/15		3,645	3,881,925
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	7,532	8,286,029
Crown European Holdings SA:
7.13%, 8/15/18		5,496	7,202,097
7.13%, 8/15/18 (e)		5,938	7,781,305
Graphic Packaging International, Inc.:
9.50%, 6/15/17	USD	4,515	4,943,925
7.88%, 10/01/18		3,730	3,972,450
Greif Luxembourg Finance SCA, 7.38%, 7/15/21 (e)	EUR	2,085	2,590,565
Greif, Inc., 7.75%, 8/01/19	USD	2,515	2,716,200
OI European Group BV, 6.88%, 3/31/17	EUR	2,030	2,640,458
Pregis Corp., 12.38%, 10/15/13	USD	711	679,005
Rock-Tenn Co., 9.25%, 3/15/16		3,146	3,334,760
Sealed Air Corp., 8.38%, 9/15/21 (e)		5,210	5,757,050

			69,760,968

Diversified Financial Services – 4.7%
Ally Financial, Inc.:
8.00%, 3/15/20		3,965	4,064,125
7.50%, 9/15/20		3,420	3,454,200
8.00%, 11/01/31		32,268	31,138,620
8.00%, 11/01/31		19,257	18,197,865
DGS International Finance Co., 10.00%, 6/01/49 (b)(c)(e)		20,000	2
Dolphin Subsidiary II, Inc., 7.25%, 10/15/21 (e)		20,665	22,318,200
FCE Bank Plc:
9.38%, 1/17/14	EUR	2,050	2,858,830
4.75%, 1/19/15		22,036	27,807,313
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	USD	48,850	52,513,750
12.00%, 5/15/15		2,400	2,939,976
5.88%, 8/02/21		13,258	13,817,594
General Motors Financial Co., Inc., 6.75%, 6/01/18 (e)		5,540	5,650,800
Icahn Enterprises LP, 4.00%, 8/15/13 (d)(e)(h)		2,290	2,152,600
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.00%, 1/15/18		48,020	49,940,800
ING Groep NV, 4.13%, 3/23/15		6,965	8,906,258
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (e)		6,920	7,106,418
QHP Royalty Sub LLC, 10.25%, 3/15/15 (e)		3,103	3,136,668
Springleaf Finance Corp., 6.90%, 12/15/17		6,975	5,022,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (e)	EUR	12,406	14,932,479

			275,958,498

Diversified Telecommunication Services – 4.7%
Avaya, Inc., 9.75%, 11/01/15	USD	5,060	4,554,000
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		12,360	9,888,000
EH Holding Corp., 6.50%, 6/15/19 (e)		7,620	7,943,850
GCI, Inc., 6.75%, 6/01/21		4,932	4,808,700
Intelsat Jackson Holdings SA, 11.25%, 6/15/16		22,123	23,242,977
Intelsat Luxembourg SA:
11.50%, 2/04/17 (e)(g)		11,090	10,701,850

Corporate Bonds	Par (000)		Value

Diversified Telecommunication Services (concluded)
11.50%, 2/04/17 (g)	USD	19,341	$18,664,065
ITC Deltacom, Inc., 10.50%, 4/01/16		4,780	4,887,550
Level 3 Financing, Inc.:
9.25%, 11/01/14		2,027	2,072,607
8.75%, 2/15/17		5,590	5,687,825
8.13%, 7/01/19 (e)		63,233	62,284,505
Phones4U Finance Plc, 9.50%, 4/01/18 (e)	GBP	6,510	8,087,961
ProtoStar I Ltd., 18.00%, 10/15/12 (b)(c)(e)(h)	USD	14,623	7,311
Qwest Communications International, Inc.:
7.50%, 2/15/14		3,636	3,649,726
Series B, 7.50%, 2/15/14		11,684	11,728,107
8.00%, 10/01/15		10,315	10,989,539
Qwest Corp., 7.50%, 6/15/23		709	709,212
Sprint Capital Corp., 6.88%, 11/15/28		43,741	31,220,139
Sunrise Communications Holdings SA, 8.50%, 12/31/18 (e)	EUR	2,825	3,692,810
Sunrise Communications International SA:
7.00%, 12/31/17		398	533,139
7.00%, 12/31/17 (e)		2,040	2,732,673
TW Telecom Holdings, Inc., 8.00%, 3/01/18	USD	3,960	4,217,400
UPC Holding BV, 9.88%, 4/15/18 (e)		5,800	6,184,250
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	8,784	14,459,933
West Corp., 8.63%, 10/01/18	USD	1,925	1,944,250
Windstream Corp., 7.88%, 11/01/17		7,075	7,658,687
Ziggo Finance BV, 6.13%, 11/15/17 (e)	EUR	11,069	14,469,281

			277,020,347

Electric Utilities – 3.2%
The AES Corp.:
7.75%, 10/15/15	USD	4,586	4,987,275
9.75%, 4/15/16		13,120	15,022,400
7.38%, 7/01/21 (e)		9,915	10,683,413
Energy Future Holdings Corp., 10.00%, 1/15/20		39,850	41,842,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		82,369	86,899,295
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (e)		314	308,613
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	25,800	29,084,061

			188,827,557

Electronic Equipment, Instruments & Components – 0.0%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	2,660	3,065,650

Energy Equipment & Services – 1.3%
Cie Generale de Geophysique - Veritas:
9.50%, 5/15/16		2,255	2,435,400
7.75%, 5/15/17		5,840	5,913,000
6.50%, 6/01/21		2,485	2,410,450
Elster Finance BV, 6.25%, 4/15/18	EUR	1,835	2,279,946
Exterran Holdings, Inc., 7.25%, 12/01/18	USD	2,440	2,318,000
Forbes Energy Services Ltd., 9.00%, 6/15/19		6,840	6,395,400
Infinis Plc:
9.13%, 12/15/14	GBP	1,275	1,999,860
9.13%, 12/15/14 (e)		3,820	5,991,738
Laredo Petroleum, Inc., 9.50%, 2/15/19 (e)	USD	9,110	9,656,600
Oil States International, Inc., 6.50%, 6/01/19		13,205	13,502,113
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (e)		5,865	5,982,300
Transocean, Inc., 6.38%, 12/15/21		16,555	17,596,028

			76,480,835

BLACKROCK FUNDS II	DECEMBER 31, 2011	23

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Food Products – 0.0%
JBS USA LLC/JBS USA Finance, Inc., 11.63%, 5/01/14	USD	1,890	$2,142,788

Health Care Equipment & Supplies – 0.6%
Biomet, Inc.:
10.00%, 10/15/17		4,347	4,694,760
10.38%, 10/15/17 (g)		2,985	3,231,263
DJO Finance LLC/DJO Finance Corp.:
10.88%, 11/15/14		19,870	18,528,775
7.75%, 4/15/18		4,190	3,215,825
Ontex IV SA, 7.50%, 4/15/18 (e)	EUR	2,870	3,268,750

			32,939,373

Health Care Providers & Services – 3.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19	USD	5,840	5,723,200
CHS/Community Health Systems, Inc., 8.88%, 7/15/15		2,340	2,416,050
Fresenius Medical Care US Finance, Inc.:
6.88%, 7/15/17		695	740,175
6.50%, 9/15/18 (e)		5,818	6,094,355
5.75%, 2/15/21 (e)		180	179,775
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (e)		260	291,525
HCA, Inc.:
6.75%, 7/15/13		500	516,250
8.50%, 4/15/19		2,235	2,447,325
6.50%, 2/15/20		44,410	46,075,375
7.88%, 2/15/20		20,500	22,140,000
7.25%, 9/15/20		29,640	31,270,200
7.50%, 2/15/22		18,240	18,650,400
Health Management Associates, Inc., 7.38%, 1/15/20 (e)		12,155	12,641,200
Iasis Healthcare LLC/Iasis Capital Corp., 8.38%, 5/15/19		14,685	12,812,663
INC Research LLC, 11.50%, 7/15/19 (e)		7,565	6,770,675
Priory Group No. 3 Plc:
7.00%, 2/15/18 (e)	GBP	6,799	9,502,889
7.00%, 2/15/18		378	534,197
Symbion, Inc., 8.00%, 6/15/16	USD	6,870	6,346,163
Teleflex, Inc., 6.88%, 6/01/19		6,560	6,838,800
Tenet Healthcare Corp.:
10.00%, 5/01/18		14,405	16,457,713
8.88%, 7/01/19		12,252	13,752,870
6.25%, 11/01/18 (e)		7,320	7,448,100

			229,649,900

Health Care Technology – 0.6%
IMS Health, Inc., 12.50%, 3/01/18 (e)		30,125	33,890,625

Hotels, Restaurants & Leisure – 1.4%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		1,310	1,390,238
Eldorado Resorts LLC/Eldorado Capital Corp., 8.63%, 6/15/19 (e)		2,635	2,351,737
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	4,347	4,529,813
Fontainebleau Las Vegas Holdings LLC, 10.25%, 6/15/15 (b)(c)(e)	USD	2,470	1,544
MGM Resorts International:
13.00%, 11/15/13		14,375	17,070,313
10.38%, 5/15/14		12,620	14,418,350
11.13%, 11/15/17		14,070	16,039,800
4.25%, 4/15/15		4,320	4,098,600
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (e)		13,002	13,749,615
Scientific Games Corp., 8.13%, 9/15/18		1,800	1,845,000
Scientific Games International, Inc., 9.25%, 6/15/19		185	196,100

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
Travelport LLC:
5.15%, 9/01/14 (d)	USD	3,255	$1,594,950
9.88%, 9/01/14		720	428,400
11.88%, 9/01/16		1,100	319,000
6.58%, 12/01/16 (e)(g)		5,933	4,168,013
Travelport LLC/Travelport, Inc., 9.00%, 3/01/16		1,720	950,300
Waterford Gaming LLC, 8.63%, 9/15/14 (e)		5,355	2,677,281

			85,829,054

Household Durables – 0.8%
Beazer Homes USA, Inc., 12.00%, 10/15/17		15,535	16,505,937
Jarden Corp., 7.50%, 5/01/17		5,000	5,300,000
Pulte Group, Inc., 6.38%, 5/15/33		990	685,575
Standard Pacific Corp.:
10.75%, 9/15/16		12,385	13,004,250
8.38%, 1/15/21		7,230	6,805,237
Xefin Lux SCA, 8.00%, 6/01/18 (e)	EUR	5,037	5,867,210

			48,168,209

Household Products – 0.9%
ACCO Brands Corp., 10.63%, 3/15/15	USD	1,940	2,158,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
6.88%, 2/15/21 (e)		5,250	5,223,750
8.75%, 10/15/16 (e)	EUR	3,777	5,071,685
8.75%, 10/15/16		6,026	8,091,600
8.75%, 10/15/16 (e)	USD	2,621	2,758,603
7.13%, 4/15/19 (e)		11,115	11,309,513
7.88%, 8/15/19 (e)		17,750	18,548,750
8.25%, 2/15/21 (e)		2,575	2,278,875

			55,441,026

Independent Power Producers & Energy Traders – 1.4%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/01/16 (e)		9,098	9,825,840
Calpine Corp.:
7.25%, 10/15/17 (e)		8,845	9,287,250
7.50%, 2/15/21 (e)		4,935	5,280,450
7.88%, 1/15/23 (e)		12,305	13,227,875
Dynegy Holdings LLC, 7.75%, 6/01/19 (b)(c)		4,900	3,209,500
Ipalco Enterprises, Inc., 7.25%, 4/01/16 (e)		6,560	7,084,800
NRG Energy, Inc.:
7.38%, 1/15/17		11,025	11,438,437
7.63%, 1/15/18		24,100	24,100,000

			83,454,152

Industrial Conglomerates – 0.1%
Koppers, Inc., 7.88%, 12/01/19		4,110	4,356,600

Insurance – 0.4%
Americo Life, Inc., 7.88%, 5/01/13 (e)		6,000	6,095,598
CNO Financial Group, Inc., 9.00%, 1/15/18 (e)		7,222	7,619,210
Genworth Financial, Inc., 7.63%, 9/24/21		7,455	6,970,418
International Lease Finance Corp., 6.50%, 9/01/14 (e)		180	184,050
USI Holdings Corp., 4.33%, 11/15/14 (d)(e)		3,390	3,093,375

			23,962,651

Life Sciences Tools & Services – 0.1%
Illumina, Inc., 0.25%, 3/15/16 (e)		6,580	5,272,225

Machinery – 0.3%
Boart Longyear Management Pty Ltd., 7.00%, 4/01/21 (e)		3,390	3,440,850
Navistar International Corp.:
3.00%, 10/15/14 (h)		8,620	9,288,050

24	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Machinery (concluded)
8.25%, 11/01/21	USD	1,134	$1,206,293
SPX Corp., 6.88%, 9/01/17		3,634	3,924,720

			17,859,913

Media – 7.2%
AMC Networks, Inc., 7.75%, 7/15/21 (e)		4,700	5,111,250
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		25,667	29,645,060
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.88%, 4/30/18		1,140	1,215,525
6.50%, 4/30/21		8,936	9,047,700
7.38%, 6/01/20		5,730	6,045,150
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (e)		806	578,305
Central European Media Enterprises Ltd., 11.63%, 9/15/16 (e)	EUR	5,039	4,760,849
CET 21 Spol SRO, 9.00%, 11/01/17 (e)		2,330	2,864,816
Cinemark USA, Inc., 8.63%, 6/15/19	USD	4,435	4,823,063
Clear Channel Communications, Inc.:
9.00%, 3/01/21		8,905	7,502,463
7.92%, 1/29/16		3,957	2,828,906
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		28,529	30,668,675
9.25%, 12/15/17		116,127	125,417,160
DISH DBS Corp., 6.75%, 6/01/21		15,490	16,690,475
Gray Television, Inc., 10.50%, 6/29/15		13,050	12,332,250
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		7,095	8,106,037
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG, 7.50%, 3/15/19 (e)	EUR	11,877	15,525,490
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18		6,780	8,931,278
Kable BW Musketeer GmbH, 9.50%, 3/15/21 (e)		6,825	8,833,236
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (e)	USD	10,965	11,047,237
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (e)		5,410	4,733,750
Nielsen Finance LLC/Nielsen Finance Co.:
11.63%, 2/01/14		1,258	1,445,128
11.50%, 5/01/16		62	70,990
7.75%, 10/15/18		29,905	32,297,400
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (e)	GBP	4,179	5,922,067
ProQuest LLC/ProQuest Notes Co., 9.00%, 10/15/18 (e)	USD	7,200	5,832,000
Sinclair Television Group, Inc., 9.25%, 11/01/17 (e)		3,100	3,379,000
Unitymedia GmbH:
9.63%, 12/01/19	EUR	2,244	2,998,680
9.63%, 12/01/19 (e)		7,619	10,181,347
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
8.13%, 12/01/17		7,872	10,519,433
8.13%, 12/01/17 (e)		4,857	6,490,458
8.13%, 12/01/17 (e)	USD	8,956	9,459,775
WMG Acquisition Corp.:
9.50%, 6/15/16 (e)		2,430	2,636,550
11.50%, 10/01/18 (e)		11,645	11,557,663
Ziggo Bond Co. BV, 8.00%, 5/15/18 (e)	EUR	5,342	6,983,007

			426,482,173

Metals & Mining – 2.2%
Alpha Natural Resources, Inc.:
6.00%, 6/01/19	USD	1,085	1,052,450
6.25%, 6/01/21		9,640	9,350,800
Goldcorp, Inc., 2.00%, 8/01/14 (h)		10,875	13,308,281

Corporate Bonds	Par (000)		Value

Metals & Mining (concluded)
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (h)	USD	19,350	$26,896,500
Novelis, Inc.:
8.38%, 12/15/17		16,828	17,879,750
8.75%, 12/15/20		49,595	53,190,637
RathGibson, Inc., 11.25%, 2/15/14 (b)(c)		7,631	382
Taseko Mines Ltd., 7.75%, 4/15/19		9,005	8,127,013
United States Steel Corp., 7.38%, 4/01/20		25	24,375
Vedanta Resources Plc, 8.25%, 6/07/21 (e)		2,940	2,278,500

			132,108,688

Multiline Retail – 0.6%
Dollar General Corp., 11.88%, 7/15/17 (g)		29,611	32,720,155

Oil, Gas & Consumable Fuels – 12.9%
Antero Resources Finance Corp., 7.25%, 8/01/19 (e)		3,370	3,454,250
Arch Coal, Inc.:
8.75%, 8/01/16		2,030	2,217,775
7.00%, 6/15/19 (e)		70	71,400
7.25%, 10/01/20		4,010	4,100,225
7.25%, 6/15/21 (e)		16,285	16,732,837
Berry Petroleum Co., 8.25%, 11/01/16		175	182,000
Bill Barrett Corp., 9.88%, 7/15/16		335	368,500
Calfrac Holdings LP, 7.50%, 12/01/20 (e)		11,815	11,519,625
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18		1,395	1,408,950
Chesapeake Energy Corp.:
9.50%, 2/15/15		1,705	1,952,225
6.63%, 8/15/20		5,460	5,855,850
6.88%, 11/15/20		300	321,000
6.13%, 2/15/21		3,460	3,555,150
2.25%, 12/15/38 (h)		7,880	6,501,000
Chesapeake Midstream Partners LP/CHKM Finance Corp., 5.88%, 4/15/21 (e)		10,653	10,653,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.63%, 11/15/19 (e)		8,975	9,334,000
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/01/15 (e)		13,995	14,834,700
Concho Resources, Inc.:
7.00%, 1/15/21		8,190	8,794,013
6.50%, 1/15/22		4,115	4,300,175
Consol Energy, Inc., 8.25%, 4/01/20		21,135	23,354,175
Continental Resources, Inc.:
8.25%, 10/01/19		4,305	4,735,500
7.13%, 4/01/21		3,965	4,302,025
Copano Energy LLC/Copano Energy Finance Corp., 7.13%, 4/01/21		4,735	4,782,350
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.88%, 2/15/18		1,400	1,529,500
Crown Oil Partners IV LP, 15.00%, 11/22/14		9,633	9,632,887
Denbury Resources, Inc., 8.25%, 2/15/20		9,791	10,941,443
El Paso Corp.:
7.00%, 6/15/17		7,101	7,780,225
7.25%, 6/01/18		4,165	4,560,246
6.50%, 9/15/20		7,540	8,150,695
7.75%, 1/15/32		1,725	1,992,375
Encore Acquisition Co., 9.50%, 5/01/16		275	303,188
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		10,210	11,077,850
7.75%, 6/15/19		12,660	12,913,200
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		3,020	3,072,850
Forest Oil Corp., 8.50%, 2/15/14		7,920	8,632,800
Frac Tech Services LLC/Frac Tech Finance, Inc., 7.63%, 11/15/18 (e)		34,092	35,711,370
Hilcorp Energy I LP/Hilcorp Finance Co.:
8.00%, 2/15/20 (e)		7,875	8,426,250

BLACKROCK FUNDS II	DECEMBER 31, 2011	25

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
7.63%, 4/15/21 (e)	USD	19,455	$20,379,113
Key Energy Services, Inc., 6.75%, 3/01/21		7,770	7,770,000
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)		2,292	2,332,110
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (e)		7,985	8,274,456
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19 (e)		1,510	1,498,675
7.75%, 2/01/21		9,850	10,244,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.75%, 11/01/20		3,885	4,069,537
6.25%, 6/15/22		10,465	10,935,925
MEG Energy Corp., 6.50%, 3/15/21 (e)		33,250	33,998,125
New World Resources NV, 7.88%, 5/01/18	EUR	7,901	9,548,895
Newfield Exploration Co., 5.75%, 1/30/22	USD	12,305	13,289,400
Oasis Petroleum, Inc.:
7.25%, 2/01/19		8,690	8,994,150
6.50%, 11/01/21		6,115	6,069,137
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (e)		78,580	77,008,400
Peabody Energy Corp.:
6.25%, 11/15/21 (e)		68,335	70,726,725
7.88%, 11/01/26		2,500	2,681,250
Petrohawk Energy Corp.:
10.50%, 8/01/14		10,535	11,720,187
7.88%, 6/01/15		16,270	17,327,550
6.25%, 6/01/19		15,795	17,374,500
Pioneer Natural Resources Co.:
6.65%, 3/15/17		2,365	2,616,792
6.88%, 5/01/18		10,755	12,163,647
7.50%, 1/15/20		4,425	5,189,821
7.20%, 1/15/28		5,660	6,470,716
Plains Exploration & Production Co.:
10.00%, 3/01/16		2,915	3,228,363
7.63%, 4/01/20		1,235	1,336,888
6.63%, 5/01/21		11,660	12,243,000
6.75%, 2/01/22		15,025	15,738,687
Precision Drilling Corp., 6.50%, 12/15/21 (e)		7,915	8,073,300
Range Resources Corp.:
8.00%, 5/15/19		5,555	6,193,825
6.75%, 8/01/20		3,870	4,295,700
5.75%, 6/01/21		29,585	32,025,763
7.25%, 5/01/18		4,700	5,029,000
SandRidge Energy, Inc., 7.50%, 3/15/21		21,800	21,636,500
SM Energy Co.:
6.63%, 2/15/19 (e)		5,260	5,470,400
6.50%, 11/15/21 (e)		8,200	8,446,000
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 6.88%, 2/01/21 (e)		4,475	4,530,937
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	2,175	2,568,648
Whiting Petroleum Corp., 6.50%, 10/01/18	USD	4,425	4,624,125

			764,179,851

Paper & Forest Products – 1.9%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (e)(g)		9,244	6,008,887
APP Finance II Mauritius Ltd., 12.00%, 12/29/49 (b)(c)		21,000	2,100
Boise Cascade LLC, 7.13%, 10/15/14		2,769	2,751,694
Boise Paper Holdings LLC/Boise Co-Issuer Co., 8.00%, 4/01/20		7,910	8,364,825
Boise Paper Holdings LLC/Boise Finance Co., 9.00%, 11/01/17		14,765	15,872,375
Cascades, Inc., 7.75%, 12/15/17		6,080	6,019,200
Clearwater Paper Corp.:
10.63%, 6/15/16		4,730	5,273,950

Corporate Bonds	Par (000)		Value

Paper & Forest Products (concluded)
7.13%, 11/01/18	USD	3,935	$4,092,400
Georgia-Pacific LLC, 8.25%, 5/01/16 (e)		13,270	14,742,439
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (e)		6,515	6,515,000
NewPage Corp., 11.38%, 12/31/14 (b)(c)(i)		30,570	22,583,587
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (e)		2,075	1,779,313
Smurfit Kappa Acquisitions:
7.25%, 11/15/17 (e)	EUR	3,021	3,968,569
7.75%, 11/15/19 (e)		3,228	4,303,164
Verso Paper Holdings LLC/Verso Paper, Inc.:
11.50%, 7/01/14	USD	8,583	8,754,660
Series B, 4.18%, 8/01/14 (d)		541	340,830

			111,372,993

Pharmaceuticals – 1.3%
Aptalis Pharma, Inc., 12.75%, 3/01/16		6,455	6,810,025
Capsugel FinanceCo SCA:
9.88%, 8/01/19 (e)	EUR	4,600	6,013,072
9.88%, 8/01/19 (e)		1,435	1,875,817
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (e)		4,903	5,996,680
inVentiv Health, Inc.:
10.00%, 8/15/18 (e)	USD	2,025	1,852,875
10.00%, 8/15/18 (e)		6,355	5,814,825
Omnicare, Inc., 7.75%, 6/01/20		22,621	24,289,299
Valeant Pharmaceuticals International:
6.50%, 7/15/16 (e)		21,280	21,253,400
7.25%, 7/15/22 (e)		2,240	2,172,800

			76,078,793

Professional Services – 0.3%
FTI Consulting, Inc.:
7.75%, 10/01/16		5,215	5,397,525
6.75%, 10/01/20		9,895	10,216,587

			15,614,112

Real Estate Investment Trusts (REITs) – 0.6%
Felcor Lodging LP, 6.75%, 6/01/19		26,520	25,459,200
The Rouse Co. LP, 6.75%, 11/09/15		2,372	2,398,685
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/01/13 (e)		4,992	5,035,680

			32,893,565

Real Estate Management & Development – 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 8.29%, 6/30/15 (e)(j)		7,485	5,688,904
Diamond Resorts Corp., 12.00%, 8/15/18		16,010	15,769,850
IVG Immobilien AG, 8.00%, 5/29/49 (d)	EUR	1,800	1,584,158
Realogy Corp.:
11.50%, 4/15/17	USD	11,320	8,829,600
12.00%, 4/15/17		1,940	1,493,800
7.88%, 2/15/19 (e)		33,325	28,992,750
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (b)(c)		1,115	112
The Unique Pub Finance Co. Plc, Series A4, 5.66%, 6/30/27	GBP	5,250	4,973,444

			67,332,618

Road & Rail – 0.1%
Florida East Coast Railway Corp., 8.13%, 2/01/17	USD	5,030	4,967,125

Semiconductors & Semiconductor Equipment – 0.1%
Spansion LLC, 7.88%, 11/15/17		8,389	7,633,990

Software – 1.8%
Eagle Parent, Inc., 8.63%, 5/01/19 (e)		10,830	10,342,650

26	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Software (concluded)
Equinix, Inc., 7.00%, 7/15/21	USD	6,020	$6,351,100
First Data Corp.:
7.38%, 6/15/19 (e)		22,415	21,070,100
8.88%, 8/15/20 (e)		1,625	1,625,000
8.25%, 1/15/21 (e)		23,620	21,139,900
12.63%, 1/15/21		18,513	16,106,310
Interactive Data Corp., 10.25%, 8/01/18		12,180	13,337,100
SunGard Data Systems, Inc.:
10.63%, 5/15/15		100	106,500
7.38%, 11/15/18		5,870	6,009,413
7.63%, 11/15/20		8,790	9,031,725

			105,119,798

Specialty Retail – 1.7%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		6,955	7,128,875
House of Fraser Funding Plc, 8.88%, 8/15/18 (e)	GBP	5,639	6,830,693
Penske Automotive Group, Inc., 7.75%, 12/15/16	USD	6,275	6,431,875
Punch Taverns Finance Plc, 7.27%, 4/15/22	GBP	820	1,107,902
QVC, Inc.:
7.13%, 4/15/17 (e)	USD	4,525	4,796,500
7.50%, 10/01/19 (e)		12,930	13,867,425
7.38%, 10/15/20 (e)		7,931	8,466,343
RSC Equipment Rental, Inc./RSC Holdings III LLC:
9.50%, 12/01/14		1,390	1,428,225
10.00%, 7/15/17 (e)		13,675	15,931,375
8.25%, 2/01/21		19,844	20,092,050
Sally Holdings LLC/Sally Capital, Inc., 6.88%, 11/15/19 (e)		6,705	7,006,725
Sonic Automotive, Inc., 9.00%, 3/15/18		5,100	5,367,750
Toys R US - Delaware, Inc., 7.38%, 9/01/16 (e)		4,140	4,150,350

			102,606,088

Textiles, Apparel & Luxury Goods – 0.1%
Levi Strauss & Co., 7.75%, 5/15/18	EUR	2,189	2,606,458
PVH Corp., 7.38%, 5/15/20	USD	2,800	3,038,000

			5,644,458

Wireless Telecommunication Services – 3.4%
Cricket Communications, Inc., 7.75%, 5/15/16		11,650	12,028,625
Crown Castle International Corp.:
9.00%, 1/15/15		250	270,938
7.13%, 11/01/19		4,560	4,924,800
Digicel Group Ltd.:
8.88%, 1/15/15 (e)		18,055	17,784,175
9.13%, 1/15/15 (e)(g)		10,171	9,967,580
10.50%, 4/15/18 (e)		7,000	7,035,000
Digicel Ltd., 8.25%, 9/01/17 (e)		14,891	14,965,455
iPCS, Inc., 2.55%, 5/01/13 (d)		16,396	15,207,290
MetroPCS Wireless, Inc., 6.63%, 11/15/20		22,660	21,130,450
NII Capital Corp., 7.63%, 4/01/21		15,317	15,202,123
SBA Telecommunications, Inc., 8.00%, 8/15/16		3,090	3,329,475
Sprint Nextel Corp., 9.00%, 11/15/18 (e)		78,343	82,260,150

			204,106,061

Total Corporate Bonds – 74.1%			4,395,136,643

Floating Rate Loan Interests (d)	Par (000)		Value

Aerospace & Defense – 0.2%
Sequa Corp., Tranche 1 2011 New Term Loan, 6.25% - 7.00%, 12/03/14		9,690	9,762,675

Floating Rate Loan Interests (d)	Par (000)		Value

Airlines – 0.1%
AWAS Finance Luxembourg S.à r.l., Term Loan B, 5.25%, 6/10/16	USD	6,554	$6,494,284
Northwest Airlines Corp., Trade Claim Participation, 0.00%, 12/31/49		8,100	–

			6,494,284

Chemicals – 0.1%
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.55% - 3.68%, 7/30/14		89	83,418
Styron S.à r.l., Term Loan, 6.00%, 8/02/17		6,469	5,575,495

			5,658,913

Commercial Services & Supplies – 0.1%
The ServiceMaster Co.:
Closing Date Loan, 2.78% - 3.03%, 7/24/14		4,632	4,409,851
Delayed Draw Term Loan, 2.80%, 7/24/14		461	439,155

			4,849,006

Computers & Peripherals – 0.0%
CDW LLC (FKA CDW Corp.), Non-Extended Term Loan, 3.78%, 10/10/14		2,275	2,198,924

Diversified Financial Services – 0.9%
Level 3 Financing, Inc., Tranche B III Term Loan, 5.75%, 9/01/18		22,725	22,367,081
Nuveen Investments, Inc., 0.31%, 5/13/17		8,655	8,510,721
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		25,770	22,382,276

			53,260,078

Diversified Telecommunication Services – 0.9%
Avaya, Inc., Term B-1 Loan, 3.26%, 10/24/14		2,054	1,959,194
Hawaiian Telcom Communications, Inc., Term Loan, 9.00%, 10/28/15		6,039	6,083,939
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Tranche Term Loan B, 5.25%, 4/02/18		47,088	46,676,352

			54,719,485

Electric Utilities – 0.0%
MACH Gen LLC, Synthetic Letter of Credit Loan (First Lien), 0.33% - 2.25%, 2/22/13		460	423,109

Energy Equipment & Services – 0.2%
Texas Competitive Electric Holdings Company LLC (TXU), 2017 Term Loan (Extending), 4.78%, 10/10/17		15,453	9,751,623

Food & Staples Retailing – 0.2%
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50% - 10.75%, 9/16/16		13,527	13,447,992

Food Products – 0.2%
Pierre Foods, Inc., Loan (Second Lien), 11.25%, 9/29/17		11,900	11,825,625

Health Care Providers & Services – 0.4%
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan, 2.54%, 7/25/14		96	92,598
Non-Extended Term Loan, 2.55% - 2.77%, 7/25/14		1,867	1,805,968
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18		2,716	2,639,363
Harden Healthcare LLC:
Tranche A additional Term Loan, 7.00% - 7.75%, 3/02/15		7,300	7,153,638
Tranche A Term Loan, 8.50%, 3/02/15		3,629	3,556,529

BLACKROCK FUNDS II	DECEMBER 31, 2011	27

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (d)	Par (000)		Value

Health Care Providers & Services (concluded)
Health Management Associates, Inc., Term Loan B, 4.50%, 11/16/18	USD	8,845	$8,793,699

			24,041,795

Hotels, Restaurants & Leisure – 0.2%
Caesar’s Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-3 Loan, 3.42% - 3.58%, 1/28/15		6,050	5,244,776
Term B-4 Loan, 9.50%, 10/31/16		1,496	1,485,800
Travelport Holdings Ltd.:
Extended Tranche Loan A, 6.37%, 9/30/12		8,098	1,457,715
Extended Tranche Loan B, 13.87%, 12/01/16		2,673	1,336,362

			9,524,653

Life Sciences Tools & Services – 0.1%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), Term Loan, 6.25%, 12/05/18		8,725	8,660,959

Media – 0.5%
Clear Channel Communications, Inc., Tranche Term Loan B, 3.95%, 1/29/16		5,725	4,224,592
HMH Publishing Co. Ltd. (AKA Education Media), Tranche Term Loan A, 6.44%, 6/12/14		8,109	4,597,897
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		18,455	19,008,650

			27,831,139

Metals & Mining – 0.5%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16		31,585	31,718,128

Multiline Retail – 0.1%
Hema Holding BV, Facility (Mezzanine), 4.71% - 5.00%, 7/05/17	EUR	8,726	9,034,503

Oil, Gas & Consumable Fuels – 1.4%
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16	USD	56,893	57,509,566
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		24,976	24,850,785

			82,360,351

Paper & Forest Products – 0.4%
Ainsworth Lumber Co. Ltd., Term Loan, 5.31%, 6/26/14		4,000	3,320,000
NewPage Corp., Term Loan (DIP), 8.00%, 3/08/13		9,950	10,008,009
Verso Paper Finance Holdings LLC, Loan, 6.68% - 7.43%, 2/01/13		18,673	9,336,373

			22,664,382

Pharmaceuticals – 0.2%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term Loan, 5.50%, 2/10/17		8,217	7,847,235
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Consolidated Term Loan, 6.50%, 8/04/16		5,900	5,634,292

			13,481,527

Real Estate Investment Trusts (REITs) – 0.3%
iStar Financial, Inc., Tranche A-1 Loan, 5.00%, 6/28/13		16,347	16,216,082

Real Estate Management & Development – 0.2%
Realogy Corp., Extended (First Lien) Term Loan, 4.69%, 10/10/16		11,045	9,817,766

Specialty Retail – 0.3%
Capital Safety Group Ltd., Term Loan, 9.00%, 12/16/18		16,980	16,873,875

Floating Rate Loan Interests (d)	Par (000)		Value

Specialty Retail (concluded)
Claire’s Stores, Inc., Term Loan B, 3.05% - 3.18%, 5/29/14	USD	1,725	$1,490,581

			18,364,456

Textiles, Apparel & Luxury Goods – 0.1%
EB Sports Corp., Loan, 11.50%, 12/31/15		7,197	6,980,852

Wireless Telecommunication Services – 0.9%
Vodafone Americas Finance 2, Inc.:
Initial Loan, 6.88%, 8/11/15		37,997	37,901,587
New Series A Loans, 6.25%, 7/11/16		14,800	14,689,000

			52,590,587

Total Floating Rate Loan Interests – 8.5%			505,678,894

Foreign Agency Obligations – 0.0%	Par (000)		Value

Eksportfinans ASA, 0.58%, 4/05/13 (d)		2,042	1,849,041

Other Interests (k)	Beneficial Interest (000)		Value

Auto Components – 0.0%
Lear Corp., Escrow (b)(c)		7,495	74,950
Lear Corp., Escrow (b)(c)		7,955	79,550

			154,500

Electric Utilities – 0.0%
Mirant America Corp., Escrow (b)(c)(e)		3,270	–
Mirant America, Inc., Escrow (b)(c)(e)		1,880	–
Mirant Americas Generation LLC, Escrow (b)(c)		1,215	–

			–

Hotels, Restaurants & Leisure – 0.0%
Buffets Restaurants Holdings, Inc., Escrow (b)		3,925	–

Household Durables – 0.3%
BATS-HINC (S-Martin) SPV, LLC (Stanley-Martin Communities Class B Units) (b)(l)		1	621,943
BR-HIINC (S-Martin) SPV, LLC (Stanley-Martin Communities Class B Units) (b)(l)		14	12,219,760
BR-HIYLD (S-Martin) SPV, LLC (Stanley-Martin Communities Class B Units) (b)(l)		5	4,351,185

			17,192,888

Media – 0.0%
Adelphia Communications Corp., Escrow (b)(c)		800	2,400
Adelphia Communications Corp., Escrow (b)(c)		325	975
Adelphia Communications Corp., Escrow (b)(c)		27,425	3
Century Communications, Escrow (b)(c)		625	6,250

			9,628

Oil, Gas & Consumable Fuels – 0.8%
BLK BR HY (Luxembourg) Investments, S.a.r.l. (Laricina Energy Ltd. and Osum Oil Sands Corp.) (b)(l)		1,976	35,292,546
BR-HIYLD Rich-Stryker LLC (Richland-Stryker Generation LLC) (b)(l)		10,488	10,487,500

			45,780,046

Pharmaceuticals – 0.0%
Curative Health Services, Inc., Escrow (b)		570	57,359

Total Other Interests – 1.1%			63,194,421

28	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities	Par (000)	Value

Capital Trusts
Insurance – 0.3%
American General Institutional Capital A, 7.57%, 12/01/45 (e)	USD 10,310	$9,285,310
Genworth Financial, Inc., 6.15%, 11/15/66 (d)	15,780	8,521,200

		17,806,510

Total Capital Trusts – 0.3%		17,806,510

Preferred Stocks	Shares

Auto Components – 0.6%
Dana Holding Corp., 0.40% (e)	341,111	36,498,877

Diversified Financial Services – 1.2%
Ally Financial, Inc., 7.00% (e)	69,802	50,037,131
GMAC Capital Trust I, 8.13%	1,011,840	19,568,986

		69,606,117

Media – 0.1%
TRA Global, Inc. (b)	2,077,830	2,555,731

Real Estate Investment Trusts (REITs) – 0.0%
MPG Office Trust, Inc., Series A, 7.63%	140,888	1,759,691

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, 7.00%	370,000	710,400
Freddie Mac, 8.38%	990,611	1,317,513

		2,027,913

Total Preferred Stocks – 1.9%		112,448,329

Total Preferred Securities – 2.2%		130,254,839

Warrants (m)	Shares	Value

Diversified Financial Services – 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	3,811	76

Health Care Providers & Services – 0.0%
HealthSouth Corp. (Expires 1/16/14)	253,521	–

Hotels, Restaurants & Leisure – 0.0%
BLB Worldwide Holdings, Inc. (Expires 11/08/17)	500	2,000
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)	3,314	33

		2,033

Media – 0.0%
Charter Communications, Inc., Class A (Expires 11/30/14) (b)	74,775	1,301,085
HMH Holdings (Expires 3/09/17)	167,684	–

		1,301,085

Total Warrants – 0.0%		1,303,194

Total Long-Term Investments (Cost – $5,504,829,057) – 90.1%		5,340,513,400

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (n)(o)	477,399,518	477,399,518

Total Short-Term Securities (Cost – $477,399,518) – 8.0%		477,399,518

Options Purchased	Contracts			Value

Over-the-Counter Call Options – 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Bank USA		107		$1

Total Options Purchased (Cost – $104,182) – 0.0%				1

Total Investments Before Options Written (Cost – $5,982,332,757*) – 98.1%				5,817,912,919

Options Written	Notional Amount (000)

Over-the-Counter Call Swaptions – (0.1)%
Bought credit default protection on Dow Jones CDX North America High Yield CDS Index Series 17 Version 1, Strike price USD 90, Expires 3/21/12, Broker Goldman Sachs Bank USA	USD	101,000		(4,388,491)

Over-the-Counter Put Swaptions – (0.0)%
Sold credit default protection on Dow Jones CDX North America High Yield CDS Index Series 17 Version 1, Strike price USD 88, Expires 3/21/12, Broker Goldman Sachs Bank USA (p)		101,000	(q)	(1,885,128)

Total Options Written (Premiums Received – $8,130,500) – (0.1)%				(6,273,619)

Total Investments Net of Options Written – 98.0%				5,811,639,300
Other Assets Less Liabilities – 2.0%				117,517,198

Net Assets – 100.0%				$5,929,156,498

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,982,288,089

Gross unrealized appreciation	$190,918,187
Gross unrealized depreciation	(355,293,357)

Net unrealized depreciation	$(164,375,170)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Convertible security.
(i)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Wholly owned subsidiary.
(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as

BLACKROCK FUNDS II	DECEMBER 31, 2011	29

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

     amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2011	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	205,812,406	271,587,112	477,399,518	$6,376	$126,454

(o)	Represents the current yield as of report date.
(p)	Rated B using S&P’s rating of the underlying securities.
(q)	The maximum potential amount that the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

Deutsche Bank AG	(0.11)%	12/21/11	Open	$2,009,920	$2,010,000

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	4,985,000	USD	7,810,707	Citibank, N.A.	1/18/12	$(70,395)

USD	1,650,956	CAD	1,705,000	Deutsche Bank AG	1/18/12	(21,930)

USD	19,515,178	CAD	20,040,000	Royal Bank of Scotland Plc	1/18/12	(147,370)

USD	887,056	GBP	565,000	Citibank, N.A.	1/18/12	9,769

USD	80,132,615	GBP	51,416,500	Citibank, N.A.	1/18/12	297,151

EUR	12,000,000	USD	16,219,596	Deutsche Bank AG	1/25/12	(685,861)

USD	1,715,828	EUR	1,210,000	Citibank, N.A.	1/25/12	149,510

USD	374,202,125	EUR	272,147,000	Citibank, N.A.	1/25/12	21,913,838

USD	5,564,488	EUR	4,000,000	Deutsche Bank AG	1/25/12	386,576

USD	570,640	EUR	403,000	Royal Bank of Scotland Plc	1/25/12	48,965

USD	931,283	EUR	670,000	Royal Bank of Scotland Plc	1/25/12	63,983

USD	1,895,855	EUR	1,362,000	Royal Bank of Scotland Plc	1/25/12	132,776

Total	$22,077,012

—	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

1,648	E-Mini S&P 500	Chicago Mercantile	March 2012	$103,214,240	$(1,842,299)

—	Credit default swaps on single-name issues – buy protection outstanding as of December 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD 2,355	$ (21,146)

MGM Resorts International	5.00%	Deutsche Bank AG	6/20/15	USD 1,965	(37,968)

Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	USD 4,520	323,077

Realogy Corp.	5.00%	Goldman Sachs Bank USA	9/20/16	USD 2,300	(27,332)

iStar Financial, Inc.	5.00%	Deutsche Bank AG	12/20/16	USD 3,400	(316,308)

Johnson Controls, Inc.	1.00%	JPMorgan Chase Bank, N.A.	12/20/16	USD 2,000	(71,896)

State of Israel	1.00%	Deutsche Bank AG	3/20/17	USD 3,845	(16,841)

Israel Government	1.00%	Deutsche Bank AG	3/20/17	USD 11,550	(58,819)

Total	$(227,233)

—	Credit default swaps on single-name issues – sold protection outstanding as of December 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	B+	USD 55,700	$ 138,945

Level 3 Communi-cations Corp.	5.00%	Deutsche Bank AG	3/20/16	CCC	USD 4,000	103,965

ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	B	USD 1,500	7,652

ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	B	USD 2,000	25,549

Level 3 Communi- cations Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC	USD 2,000	7,078

Level 3 Communi- cations Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC	USD 2,500	128,172

Level 3 Communi- cations Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC	USD 2,500	64,962

30	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

Level 3 Communi- cations Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC	USD 3,000	$ 70,473

ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B	USD 5,275	(741)

ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B	USD 1,000	4,754

ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B	USD 5,275	39,957

ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	6/20/16	B	USD 1,000	11,270

Community Health Systems, Inc.	5.00%	BNP Paribas SA	9/20/16	B	USD 2,000	11,285

ARAMARK Corp.	5.00%	Credit Suisse International	9/20/16	B	USD 2,600	97,711

ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	9/20/16	B	USD 400	13,280

ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	9/20/16	B	USD 3,900	131,975

ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	9/20/16	B	USD 1,450	(103)

ARAMARK Corp.	5.00%	Goldman Sachs Bank USA	9/20/16	B	USD 6,800	2,494

Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB+	USD 6,500	(117,820)

Ford Motor Co.	5.00%	Deutsche Bank AG	12/20/16	BB+	USD 7,550	(197,061)

Chesapeake Energy Corp.	5.00%	Goldman Sachs Bank USA	12/20/16	BB+	USD 11,050	15,673

Ford Motor Co.	5.00%	JPMorgan Chase Bank, N.A.	12/20/16	BB+	USD 7,550	(120,010)

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

CCO Holdings LLC/CCO Holdings Capital Corp.	5.00%	Deutsche Bank AG	9/20/17	BB-	USD 16,770	$ 74,956

Total						$514,416

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Credit default swaps on traded indexes – sold protection outstanding as of December 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

CDX.NA.HY Series 17 Version 3	5.00%	Citibank, N.A.	12/20/16	B	USD 14,186	$318,643

CDX.NA.HY Series 17 Version 3	5.00%	Citibank, N.A.	12/20/16	B	USD 29,400	362,663

CDX.NA.HY Series 17 Version 3	5.00%	Credit Suisse International	12/20/16	B	USD 32,683	740,594

CDX.NA.HY Series 17 Version 3	5.00%	Credit Suisse International	12/20/16	B	USD 34,300	527,037

CDX.NA.HY Series 17 Version 3	5.00%	Credit Suisse International	12/20/16	B	USD 24,500	174,657

CDX.NA.HY Series 17 Version 3	5.00%	Credit Suisse International	12/20/16	B	USD 51,426	393,489

CDX.NA.HY Series 17 Version 3	5.00%	Credit Suisse International	12/20/16	B	USD 41,405	361,709

CDX.NA.HY Series 17 Version 3	5.00%	Credit Suisse International	12/20/16	B	USD 22,579	(438,760)

CDX.NA.HY Series 17 Version 3	5.00%	Credit Suisse International	12/20/16	B	USD 24,500	1,120,601

CDX.NA.HY Series 17 Version 3	5.00%	Credit Suisse International	12/20/16	B	USD 27,391	1,129,007

Total						$4,689,640

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	DECEMBER 31, 2011	31

Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	–	$2,515,800	$2,515,800
Collateralized Debt Obligations	–	–	8,065,071	8,065,071
Common Stocks	$100,827,045	$5,639,660	126,048,792	232,515,497
Corporate Bonds	–	4,365,368,311	29,768,332	4,395,136,643
Floating Rate Loan Interests	–	366,750,634	138,928,260	505,678,894
Foreign Agency Obligations	–	1,849,041	–	1,849,041
Other Interests	–	3,375	63,191,046	63,194,421
Preferred Securities	109,892,598	17,806,510	2,555,731	130,254,839
Warrants	1,303,085	–	109	1,303,194
Short-Term Securities	477,399,518	–	–	477,399,518

Total	$689,422,246	$4,757,417,531	$371,073,141	$5,817,912,918

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$6,187,727	$213,901	$6,401,628
Equity contracts	–	–	1	1
Foreign currency exchange contracts	–	23,002,568	–	23,002,568
Liabilities:
Credit contracts	–	(7,698,424)	–	(7,698,424)
Equity contracts	$(1,842,299)	–	–	(1,842,299)
Foreign currency exchange contracts	–	(925,556)	–	(925,556)

Total	$(1,842,299)	$20,566,315	$213,902	$18,937,918

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

    The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Collateralized Debt Obligations	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total

Assets:
Balance, as of September 30, 2011	$ 4,048,750	$7,597,992	$117,942,892	$20,964,237	$137,663,674	$27,004,068	$2,555,731	$ 2,071	$317,779,415
Accrued discounts/premiums	19,246	36,848	–	4,015	1,253,493	–	–	–	1,313,602
Net realized gain (loss)	(296,783)	–	(4)	–	(9,523,285)	–	–	–	(9,820,072)
Net change in unrealized appreciation/depreciation[2]	208,177	410,838	8,105,697	(223,328)	6,163,615	6,089,908	–	38	20,754,945
Purchases	–	19,393	57,217,860	9,608,333	13,965,455	30,097,070	–	–	110,908,111
Sales	(1,463,590)	–	(57,217,653)	(584,925)	(15,087,118)	–	–	–	(74,353,286)
Transfers in3	–	–	–	–	22,898,966	–	–	–	22,898,966
Transfers out[3]	–	–	–	–	(18,406,540)	–	–	(2,000)	(18,408,540)

Balance, as of December 31, 2011	$ 2,515,800	$8,065,071	126,048,792	$29,768,332	$138,928,260	$63,191,046	$2,555,731	$ 109	$371,073,141

32	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

[2]	The change in unrealized appreciation/depreciation on investments still held at December 31, 2011 was $48,719,560.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Equity Assets	Contracts Liabilities	Credit Assets	Contracts Liabilities	Total

Balance, as of September 30, 2011	$ 1	–	–	$(106,124)	$(106,123)

Accrued discounts/premiums	–	–	–	–	–

Net realized gain (loss)	–	–	–	–	–

Net change in unrealized appreciation/depreciation[4]	–	–	–	320,025	320,025

Purchases	–	–	–	–	–

Issuances[5]	–	–	–	–	–

Sales	–	–	–	–	–

Settlements[6]	–	–	–	–	–

Transfers in7	–	–	–	–	–

Transfers out[7]	–	–	–	–	–

Balance, as of December 31, 2011	$ 1	–	–	$ 213,901	$ 213,902

[4]	The change in unrealized appreciation/depreciation on options still held at December 31, 2011 was $320,025.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK FUNDS II	DECEMBER 31, 2011	33

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

ACE Securities Corp., Series 2005-HE7, Class A2D, 0.62%, 11/25/35 (a)	USD	10,000	$6,977,610
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1, 0.48%, 1/25/47 (a)		142	134,960
FBR Securitization Trust, Series 2005-3, Class AV24, 0.97%, 10/25/35 (a)		11,109	6,028,024

Total Asset-Backed Securities – 0.3%			13,140,594

Corporate Bonds	Par (000)		Value

Banks – 0.0%
International Bank for Reconstruction & Development, 5.42%, 12/10/13 (a)		265	270,647

Diversified Financial Services – 0.1%
The Bear Stearns Cos. LLC, 5.67%, 3/10/14 (a)		340	344,369
Citigroup Funding, Inc., 5.29%, 5/28/13 (a)		5,491	5,390,130

			5,734,499

Total Corporate Bonds – 0.1%			6,005,146

Foreign Government Obligations	Par (000)		Value

Greece – 0.1%
Hellenic Republic, 2.30%, 7/25/30	EUR	12,990	3,382,127

Italy – 0.2%
Buoni Poliennali Del Tesoro, 2.10%, 9/15/21		8,992	9,054,864

Total Foreign Government Obligations – 0.3%			12,436,991

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 0.5%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.64%, 3/25/35 (a)(b)	USD	16,519	13,339,136
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.57%, 5/25/37 (a)		17,080	7,515,791

			20,854,927

Commercial Mortgage-Backed Securities – 0.3%
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.79%, 5/10/17 (a)		12,000	13,031,832
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB4, Class A3, 6.16%, 5/12/34		283	282,697
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A3, 4.25%, 7/15/27		575	587,491

			13,902,020

Total Non-Agency Mortgage-Backed Securities – 0.8%			34,756,947

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities – 0.0%
Fannie Mae Mortgage-Backed Securities, 2.37%, 6/01/34 (a)		121	127,971

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Bonds:
4.38%, 5/15/40	USD	7,995	$10,386,001
3.88%, 8/15/40 (c)		16,580	19,875,275
3.75%, 8/15/41		22,455	26,409,191
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27 (d)		297,199	379,355,127
2.00%, 1/15/26		45,042	55,360,588
3.63%, 4/15/28 (d)		121,227	180,233,253
2.50%, 1/15/29 (c)		73,073	97,481,596
3.88%, 4/15/29 (d)		158,687	247,245,795
3.38%, 4/15/32		8,973	13,818,463
2.13%, 2/15/40-2/15/41 (c)(d)		389,798	524,716,902
U.S. Treasury Inflation Indexed Notes:
2.00%, 4/15/12-1/15/16		480,769	496,081,150
3.00%, 7/15/12		16,882	17,243,038
0.63%, 4/15/13-7/15/21 (d)		262,787	280,928,120
1.88%, 7/15/13-7/15/19		349,915	382,505,130
1.25%, 4/15/14-7/15/20		135,490	142,137,939
1.63%, 1/15/15-1/15/18		60,391	68,083,988
0.50%, 4/15/15		269,162	281,604,851
0.13%, 4/15/16		328,496	342,426,548
2.50%, 7/15/16		123,105	142,364,050
2.38%, 1/15/17 (c)		86,751	100,688,605
2.63%, 7/15/17		7,483	8,906,650
1.38%, 7/15/18-1/15/20		146,088	166,224,747
2.13%, 1/15/19		63,167	75,072,964
1.13%, 1/15/21		36,509	40,712,184
1.75%, 1/15/28		142,425	171,261,232
U.S. Treasury Notes:
1.00%, 10/31/16		16,165	16,321,606
3.63%, 2/15/21		39,150	45,453,776

Total U.S. Treasury Obligations – 95.9%			4,332,898,769

Total Long-Term Investments (Cost – $4,061,902,034) – 97.4%			4,399,366,418

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)		124,104,391	124,104,391

Total Short-Term Securities (Cost – $124,104,391) – 2.8%			124,104,391

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Call Options – 0.0%
EUR Currency, Strike Price USD 1.38, Expires 2/23/12, Broker Deutsche Bank AG	EUR	28,300	111,713
EUR Currency, Strike Price USD 1.42, Expires 1/13/12, Broker Deutsche Bank AG		28,300	4
EUR Currency, Strike Price USD 1.42, Expires 6/11/12, Broker Deutsche Bank AG		32,890	403,968
USD Currency, Strike Price JPY 81, Expires 1/13/12, Broker Deutsche Bank AG	USD	81,785	1,636

			517,321

Over-the-Counter Call Swaptions – 0.4%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		93,800	1,894,598

34	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)	Value

Over-the-Counter Call Swaptions (concluded)
Receive a fixed rate of 2.720% and pay a floating rate based on 3-month LIBOR, Expires 8/09/12, Broker JPMorgan Chase Bank, N.A.	USD 28,100	$1,675,372
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International	39,000	5,439,652
Receive a fixed rate of 3.790% and pay a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker BNP Paribas SA	50,000	7,433,297
Receive a fixed rate of 3.960% and pay a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker Morgan Stanley Capital Services, Inc.	8,000	1,167,401

		17,610,320

Over-the-Counter Put Swaptions – 0.0%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	93,800	9
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	42,900	4
Pay a fixed rate of 2.720% and receive a floating rate based on 3-month LIBOR, Expires 8/09/12, Broker JPMorgan Chase Bank, N.A.	28,100	331,738
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International	39,000	69,386
Pay a fixed rate of 3.790% and receive a floating rate based on 3-month LIBOR, Expires 7/09/12, Broker BNP Paribas SA	50,000	51,626
Pay a fixed rate of 3.900% and receive a floating rate based on 3-month LIBOR, Expires 9/09/13, Broker Citibank, N.A.	42,300	527,969
Pay a fixed rate of 3.960% and receive a floating rate based on 3-month LIBOR, Expires 7/15/13, Broker Morgan Stanley Capital Services, Inc.	8,000	79,795

		1,060,527

Total Options Purchased (Cost – $14,565,129) – 0.4%		19,188,168

Total Investments Before Options Written (Cost – $4,200,571,554*) – 100.6%		4,542,658,977

Options Written	Contracts	Value

Exchange-Traded Call Options – (0.0)%
U.S. Treasury Notes (10 Year), Strike Price USD 132, Expires 1/27/12	580	(235,625)

	Notional Amount (000)	Value

Over-the-Counter Call Options – (0.1)%
EUR Currency, Strike Price USD 1.35, Expires 2/23/12, Broker Deutsche Bank AG	EUR 28,300	(247,233)
EUR Currency, Strike Price USD 1.38, Expires 2/23/12, Broker Deutsche Bank AG	28,300	(111,713)
EUR Currency, Strike Price USD 1.38, Expires 6/11/12, Broker Deutsche Bank AG	32,890	(684,916)

Options Written	Notional Amount (000)	Value

Over-the-Counter Call Options (concluded)
EUR Currency, Strike Price USD 1.42, Expires 1/13/12, Broker Citibank, N.A.	EUR 28,300	$(4)
EUR Currency, Strike Price USD 1.42, Expires 6/11/12, Broker Citibank, N.A.	32,890	(403,968)

		(1,447,834)

Over-the-Counter Call Swaptions – (1.2)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	USD 92,300	(2,449,780)
Pay a fixed rate of 2.150% and receive a floating rate based on 3-month LIBOR, Expires 9/09/13, Broker Citibank, N.A.	42,300	(1,364,598)
Pay a fixed rate of 2.410% and receive a floating rate based on 3-month LIBOR, Expires 8/16/13, Broker JPMorgan Chase Bank, N.A	35,000	(1,311,897)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	32,000	(4,492,791)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	62,500	(5,422,019)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	50,000	(8,284,173)
Pay a fixed rate of 3.900% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker Credit Suisse International	1,500	(249,034)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG	29,500	(5,027,370)
Pay a fixed rate of 4.015% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG	25,500	(4,489,299)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG	19,300	(3,120,736)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG	24,500	(4,879,706)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.	50,100	(11,905,826)

		(52,997,229)

Over-the-Counter Put Swaptions – (0.0)%
Receive a fixed rate of 2.000% and pay a floating rate based on 3-month LIBOR, Expires 12/13/12, Broker Citibank, N.A.	139,300	(1,085,019)
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA	92,300	(9)
Receive a fixed rate of 2.410% and pay a floating rate based on 3-month LIBOR, Expires 8/16/13, Broker JPMorgan Chase Bank, N.A.	35,000	(424,800)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG	32,000	(140,813)

BLACKROCK FUNDS II	DECEMBER 31, 2011	35

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Options Written		Notional Amount (000)	Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc	USD	62,500	$(514,959)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		50,000	(584)
Receive a fixed rate of 3.900% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker Credit Suisse International		1,500	(17)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Deutsche Bank AG		29,500	(2,006)
Receive a fixed rate of 4.015% and pay a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		25,500	(303)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		19,300	(64,776)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		24,500	(75,537)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		50,100	(120,794)

			(2,429,617)

Total Options Written (Premiums Received – $34,680,002) – (1.3)%			(57,110,305)

Total Investments Net of Options Written – 99.3%			4,485,548,672
Other Assets Less Liabilities – 0.7%			32,355,035

Net Assets – 100.0%			$4,517,903,707

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,203,541,986

Gross unrealized appreciation	$368,360,695
Gross unrealized depreciation	(29,243,704)

Net unrealized appreciation	$339,116,991

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)	All or a portion of security has been pledged as collateral in connection with swaps.
(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at December 31, 2011	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	34,167,549	89,936,842	124,104,391	$3,990	$33,941

(f)	Represents the current yield as of report date.
—	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR 6,000,000	USD 8,043,270	Deutsche Bank AG	1/25/12	$ (276,402)
USD 895,405	EUR 661,000	Citibank, N.A.	1/25/12	39,755
USD 21,837,750	EUR 15,882,000	Citibank, N.A.	1/25/12	1,278,851
USD 2,820,143	EUR 2,094,000	Deutsche Bank AG	1/25/12	109,506
USD 58,859,038	JPY 4,551,899,000	Royal Bank of Scotland Plc	3/05/12	(348,736)

Total				$ 802,974

—	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

3,273	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2012	$403,422,822	$1,464,713
2,417	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2012	$316,929,125	2,519,908

Total					$3,984,621

—	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

1,246	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2012	$274,801,407	$(113,638)
1,768	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2012	$256,028,500	(3,653,899)
1,292	Ultra Treasury Bonds Canadian Banker	Chicago Board Options	March 2012	$206,962,250	(3,399,848)
1,659	Acceptance	Montreal	June 2012	$402,271,877	(1,700,718)
405	Euro-Bund	Eurex	March 2012	$72,880,606	(2,033,312)
2,379	Euro-Schatz	Eurex	March 2012	$339,738,381	(828,301)

Total					$(11,729,716)

36	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

—	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.24%(a)	6-month EURIBOR	Credit Suisse International	12/13/13	EUR	266,800	$327,698

1.85%(a)	3-month LIBOR	UBS AG	6/22/16	USD	14,900	482,048

2.36%(a)	3-month LIBOR	Credit Suisse International	9/01/21	USD	5,000	198,689

3.75%(a)	3-month LIBOR	Goldman Sachs Bank USA	9/28/21	USD	27,900	3,918,881

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

3.12%(a)	3-month LIBOR	Deutsche Bank AG	11/10/21	USD	28,300	$1,991,696

2.03%(a)	3-month LIBOR	Deutsche Bank AG	12/21/21	USD	25,500	18,564

4.34%(b)	3-month LIBOR	Citibank, N.A.	4/14/41	USD	4,000	(1,492,850)

2.62%(a)	3-month LIBOR	Credit Suisse International	9/26/41	USD	6,000	64,645

Total						$5,509,371

(a)	Fund pays a floating interest rate and receives fixed rate.
(b)	Fund pays a fixed interest rate and receives floating rate.

—	Total return swaps outstanding as of December 31, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation

Change in Return of the Consumer Price Index for All Urban Consumers	Pays	1.84%(a)	Morgan Stanley Capital Services, Inc.	10/25/15	USD	49,555	$927,025

Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.47%(a)	Morgan Stanley Capital Services, Inc.	10/25/20	USD	26,130	129,657

Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.67%(a)	Deutsche Bank AG	6/23/21	USD	47,965	1,704,378

Total							$2,761,060

(a)	Net payment made at termination.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$13,140,594	–	$13,140,594
Corporate Bonds	–	6,005,146	–	6,005,146
Foreign Government Obligations	–	12,436,991	–	12,436,991
Non-Agency Mortgage-Backed Securities	–	34,756,947	–	34,756,947
U.S. Government Sponsored Agency Securities	–	127,971	–	127,971
U.S. Treasury Obligations	–	4,332,898,769	–	4,332,898,769
Short-Term Securities	$124,104,391	–	–	124,104,391

Total	$124,104,391	$4,399,366,418	–	$4,523,470,809

BLACKROCK FUNDS II	DECEMBER 31, 2011	37

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$1,945,433	–	$1,945,433
Interest rate contracts	$3,984,621	25,673,068	–	29,657,689
Other contracts	–	2,761,060	–	2,761,060
Liabilities:
Foreign currency exchange contracts	–	(2,072,972)	–	(2,072,972)
Interest rate contracts	(11,965,341)	(56,919,696)	–	(68,885,037)

Total	$(7,980,720)	$(28,613,107)	–	$(36,593,827)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

38	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

321 Henderson Receivables I LLC, Series 2010-2A, Class A, 4.07%, 1/15/28 (a)	USD	449	$463,635
Countrywide Asset-Backed Certificates:
Series 2006-11, Class 1AF2, 5.73%, 9/25/46 (b)		623	528,485
Series 2006-13, Class 3AV2, 0.44%, 1/25/36 (b)		494	309,370
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13		50	50,296
Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3, 1.87%, 4/15/12		415	415,942
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/12		61	61,620
Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, 9/15/14		313	316,948
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class C, 3.19%, 8/15/14 (a)		1,100	1,110,010
Santander Drive Auto Receivables Trust, Series 2011-2, Class A2, 1.04%, 4/15/14		1,450	1,448,359
Scholar Funding Trust, Series 2011-A, Class A, 1.32%, 7/28/34 (a)(b)		715	685,569
SLM Student Loan Trust, Series 2004-B, Class A2, 0.75%, 6/15/21 (b)		1,024	981,061
U.S. Small Business Administration, Series 2002-P10B, Class 1, 5.20%, 8/10/12		16	16,017

Total Asset-Backed Securities – 2.6%			6,387,312

Corporate Bonds	Par (000)		Value

Aerospace & Defense – 0.5%
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18 (a)		575	563,500
L-3 Communications Corp., Series B, 6.38%, 10/15/15		5	5,125
United Technologies Corp.:
6.70%, 8/01/28		148	191,980
6.13%, 7/15/38		375	469,233

			1,229,838

Airlines – 0.2%
Continental Airlines Pass-Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19		359	382,009

Auto Components – 0.2%
Delphi Corp., 5.88%, 5/15/19 (a)		350	357,000

Biotechnology – 0.6%
Amgen, Inc.:
5.15%, 11/15/41		875	907,099
5.65%, 6/15/42		400	434,862

			1,341,961

Capital Markets –1.4%
Credit Suisse AG, 5.40%, 1/14/20		348	328,221
Credit Suisse AG/Guernsey, 2.60%, 5/27/16 (a)		900	912,050
The Goldman Sachs Group, Inc.:
6.75%, 10/01/37		1,097	1,020,773
6.25%, 2/01/41		575	564,092
Lehman Brothers Holdings, Inc., 6.88%, 7/17/37 (c)(d)		203	20
State Street Corp., 4.96%, 3/15/18		550	571,682

			3,396,838

Chemicals – 0.5%
Ashland, Inc., 9.13%, 6/01/17		335	373,525

Corporate Bonds	Par (000)		Value

Chemicals (concluded)
Celanese U.S. Holdings LLC, 5.88%, 6/15/21	USD	420	$433,650
The Dow Chemical Co., 9.40%, 5/15/39		153	229,975
Ecolab, Inc., 5.50%, 12/08/41		250	277,036

			1,314,186

Commercial Banks – 2.8%
Amsouth Bank, Series AI, 5.20%, 4/01/15		550	511,500
Barclays Bank Plc, 5.14%, 10/14/20 (e)		275	232,784
HSBC Bank USA, N.A.:
4.88%, 8/24/20		534	495,518
5.88%, 11/01/34		250	241,185
HSBC Holdings Plc:
6.50%, 5/02/36		300	303,122
6.50%, 9/15/37		875	863,705
6.10%, 1/14/42		700	793,425
ING Bank NV, 5.00%, 6/09/21 (a)		975	944,826
Intesa Sanpaolo SpA, 6.50%, 2/24/21 (a)		307	251,957
Itau Unibanco Holding SA/Cayman Island, 5.75%, 1/22/21 (a)		600	605,326
Lloyds TSB Bank Plc, 5.80%, 1/13/20 (a)		375	356,017
Nordea Bank AB, 4.88%, 1/27/20 (a)		700	718,855
Wachovia Bank, N.A., 6.60%, 1/15/38		446	505,784

			6,824,004

Commercial Services & Supplies – 0.3%
Xylem, Inc., 3.55%, 9/20/16 (a)		795	819,773

Communications Equipment – 0.2%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		370	394,050

Consumer Finance – 0.8%
Capital One Financial Corp., 4.75%, 7/15/21		575	591,740
Discover Bank, 8.70%, 11/18/19		500	570,092
SLM Corp.:
5.00%, 10/01/13		400	400,000
6.25%, 1/25/16		415	403,579

			1,965,411

Containers & Packaging – 0.4%
Ball Corp., 6.75%, 9/15/20		461	501,337
Bemis Co., Inc., 6.80%, 8/01/19		461	549,503

			1,050,840

Diversified Financial Services – 5.7%
Ally Financial, Inc., 4.50%, 2/11/14		775	747,875
AngloGold Ashanti Holdings Plc, 6.50%, 4/15/40		638	620,722
Bank of America Corp.:
7.38%, 5/15/14		410	425,112
6.00%, 9/01/17		990	966,862
Bank of America, N.A., 5.30%, 3/15/17		420	378,803
Citigroup, Inc.:
5.30%, 10/17/12		129	131,096
6.00%, 10/31/33		100	85,672
6.13%, 8/25/36		100	86,501
8.13%, 7/15/39		480	587,679
ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36		1,180	1,453,395
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		850	937,838
FMR LLC, 6.45%, 11/15/39 (a)		369	395,817
Ford Motor Credit Co. LLC:
3.88%, 1/15/15		650	647,574
7.00%, 4/15/15		642	690,150
General Electric Capital Corp.:
5.88%, 2/15/12		534	537,238
5.88%, 1/14/38		1,367	1,448,455

BLACKROCK FUNDS II	DECEMBER 31, 2011	39

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
Hutchison Whampoa International Ltd., 5.75%, 9/11/19 (a)	USD	358	$401,017
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (a)		627	612,383
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.75%, 1/15/16		442	458,575
JPMorgan Chase & Co.:
3.15%, 7/05/16		1,100	1,105,148
5.50%, 10/15/40		523	541,937
JPMorgan Chase Bank, N.A., 6.00%, 7/05/17		387	415,252
Merrill Lynch & Co., Inc., 7.75%, 5/14/38		225	213,777

			13,888,878

Diversified Telecommunication Services – 3.5%
American Tower Corp., 4.50%, 1/15/18		850	864,674
AT&T Inc.:
6.15%, 9/15/34		950	1,126,942
6.50%, 9/01/37		609	758,259
6.40%, 5/15/38		3	3,706
BellSouth Corp., 6.88%, 10/15/31		325	405,016
Embarq Corp., 8.00%, 6/01/36		295	305,675
France Telecom SA, 4.13%, 9/14/21		475	478,835
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		391	392,476
Qwest Corp., 3.80%, 6/15/13 (b)		23	23,065
Telecom Italia Capital SA:
6.00%, 9/30/34		232	171,906
7.20%, 7/18/36		222	183,360
Telefonica Emisiones SAU:
3.99%, 2/16/16		625	600,938
6.42%, 6/20/16		56	58,604
7.05%, 6/20/36		940	916,566
Verizon Communications, Inc.:
5.85%, 9/15/35		725	866,202
8.95%, 3/01/39		884	1,415,690
Windstream Corp., 8.13%, 8/01/13		27	28,890

			8,600,804

Electric Utilities – 5.1%
Alabama Power Co.:
5.65%, 3/15/35		185	199,682
6.00%, 3/01/39		534	703,048
American Transmission Systems, Inc., 5.25%, 1/15/22 (a)		608	685,115
Carolina Power & Light Co., 6.30%, 4/01/38		222	301,629
Columbus Southern Power Co., 6.60%, 3/01/33		321	414,218
Duke Energy Carolinas LLC:
6.10%, 6/01/37		350	445,895
6.00%, 1/15/38		406	527,636
E.ON International Finance BV, 6.65%, 4/30/38 (a)		663	855,358
Florida Power Corp.:
6.35%, 9/15/37		112	150,398
6.40%, 6/15/38		867	1,176,001
Massachusetts Electric Co., 5.90%, 11/15/39 (a)		302	379,207
MidAmerican Energy Co., 5.80%, 10/15/36		1,068	1,271,569
MidAmerican Energy Holdings Co.:
6.13%, 4/01/36		296	353,527
5.95%, 5/15/37		867	1,024,538
6.50%, 9/15/37		148	185,833
Niagara Mohawk Power Corp., 4.88%, 8/15/19 (a)		350	391,851

Corporate Bonds	Par (000)		Value

Electric Utilities (concluded)
Public Service Co. of Colorado, 6.25%, 9/01/37	USD	616	$829,281
Southern California Edison Co., 5.95%, 2/01/38		463	602,588
The Toledo Edison Co.:
7.25%, 5/01/20		315	392,603
6.15%, 5/15/37		56	67,352
Virginia Electric & Power Co.:
6.00%, 5/15/37		737	940,849
8.88%, 11/15/38		350	578,278

			12,476,456

Energy Equipment & Services – 0.9%
Ensco Plc, 4.70%, 3/15/21		965	1,004,957
Halliburton Co., 7.45%, 9/15/39		370	534,608
Transocean, Inc.:
6.38%, 12/15/21		410	435,782
6.80%, 3/15/38		271	273,151

			2,248,498

Food & Staples Retailing – 1.7%
CVS Caremark Corp., 6.25%, 6/01/27		834	1,009,064
Tesco Plc, 6.15%, 11/15/37 (a)		525	628,090
Wal-Mart Stores, Inc.:
6.50%, 8/15/37		495	683,836
6.20%, 4/15/38		1,320	1,772,673

			4,093,663

Food Products – 0.7%
Kraft Foods, Inc.:
6.50%, 11/01/31		424	527,118
6.88%, 2/01/38		808	1,069,931

			1,597,049

Health Care Equipment & Supplies – 0.7%
CareFusion Corp., 6.38%, 8/01/19		419	494,776
Covidien International Finance SA, 6.55%, 10/15/37		922	1,171,357

			1,666,133

Health Care Providers & Services – 0.3%
HCA, Inc., 7.25%, 9/15/20		491	518,005
WellPoint, Inc., 6.38%, 6/15/37		203	256,202

			774,207

Hotels, Restaurants & Leisure – 0.7%
MGM Resorts International, 13.00%, 11/15/13		60	71,250
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.88%, 11/15/15		244	270,230
10.88%, 11/15/16		275	332,750
Yum! Brands, Inc.:
5.30%, 9/15/19		442	494,526
6.88%, 11/15/37		315	402,123

			1,570,879

Household Products – 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.88%, 8/15/19 (a)		550	574,750

Independent Power Producers & Energy Traders – 0.4%
Constellation Energy Group, Inc., 7.60%, 4/01/32		700	902,037

40	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Insurance – 3.0%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	300	$330,358
American International Group, Inc.:
4.88%, 9/15/16	USD	850	804,363
6.40%, 12/15/20		340	343,138
Genworth Financial, Inc., 7.63%, 9/24/21		625	584,374
ING Verzekeringen NV, 3.27%, 6/21/21 (b)	EUR	130	141,668
International Lease Finance Corp.:
6.50%, 9/01/14 (a)	USD	107	109,408
8.25%, 12/15/20		241	243,410
Massachusetts Mutual Life Insurance Co., 8.88%, 6/01/39 (a)		406	593,880
Metropolitan Life Global Funding I, 2.00%, 1/10/14 (a)		1,405	1,413,292
Pacific Life Insurance Co., 9.25%, 6/15/39 (a)		424	564,628
Prudential Financial, Inc., 6.63%, 12/01/37		1,304	1,427,884
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		554	711,005

			7,267,408

IT Services – 0.2%
International Business Machines Corp., 5.60%, 11/30/39		457	587,099

Machinery – 0.3%
AGCO Corp., 5.88%, 12/01/21 (a)		750	758,093

Media – 5.9%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		300	346,500
Comcast Corp.:
6.95%, 8/15/37		964	1,226,505
6.40%, 5/15/38		922	1,107,721
COX Communications, Inc.:
6.95%, 6/01/38 (a)		296	338,009
8.38%, 3/01/39 (a)		818	1,095,268
CSC Holdings LLC, 8.50%, 4/15/14		290	320,812
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.00%, 8/15/40		781	851,973
DISH DBS Corp., 6.63%, 10/01/14		668	713,090
Grupo Televisa SA, 6.63%, 1/15/40		609	686,721
NBCUniversal Media LLC, 5.95%, 4/01/41		1,054	1,238,886
News America, Inc.:
6.40%, 12/15/35		355	389,006
6.65%, 11/15/37		536	607,252
Shaw Communications, Inc.:
5.65%, 10/01/19	CAD	498	533,025
6.75%, 11/09/39		498	505,347
Time Warner Cable, Inc.:
5.00%, 2/01/20	USD	315	345,124
6.55%, 5/01/37		958	1,089,645
7.30%, 7/01/38		922	1,120,375
Time Warner Cos., Inc.:
7.57%, 2/01/24		12	15,091
6.95%, 1/15/28		406	490,372
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		19	24,746
Time Warner, Inc.:
7.63%, 4/15/31		12	15,491
7.70%, 5/01/32		571	744,975
6.50%, 11/15/36		442	533,291

			14,339,225

Metals & Mining – 0.8%
Barrick North America Finance LLC, 5.70%, 5/30/41		850	1,006,953
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		170	232,011
7.13%, 7/15/28		140	190,809

Corporate Bonds	Par (000)		Value

Metals & Mining (concluded)
Southern Copper Corp., 6.75%, 4/16/40	USD	516	$516,318

			1,946,091

Multiline Retail – 0.6%
Dollar General Corp., 11.88%, 7/15/17 (f)		545	602,225
Target Corp., 7.00%, 1/15/38		525	733,852

			1,336,077

Multi-Utilities – 0.1%
Sempra Energy, 6.00%, 10/15/39		277	341,779

Oil, Gas & Consumable Fuels – 6.7%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		781	885,303
6.45%, 9/15/36		450	513,045
Arch Western Finance LLC, 6.75%, 7/01/13		21	21,105
Canadian Natural Resources Ltd., 6.75%, 2/01/39		130	175,159
Cenovus Energy, Inc., 6.75%, 11/15/39		730	966,083
Chesapeake Energy Corp.:
6.63%, 8/15/20		270	289,575
6.13%, 2/15/21		475	488,063
DCP Midstream LLC, 5.35%, 3/15/20 (a)		516	552,216
El Paso Natural Gas Co., 8.63%, 1/15/22		590	747,811
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		850	936,807
Enterprise Products Operating LLC:
6.45%, 9/01/40		700	816,290
5.70%, 2/15/42		160	174,318
Kinder Morgan Energy Partners LP:
6.50%, 9/01/39		866	962,555
6.38%, 3/01/41		650	732,709
Marathon Petroleum Corp., 6.50%, 3/01/41		225	254,976
MEG Energy Corp., 6.50%, 3/15/21 (a)		490	501,025
Newfield Exploration Co., 6.63%, 4/15/16		395	406,850
Nexen, Inc.:
6.40%, 5/15/37		50	52,963
7.50%, 7/30/39		550	659,335
ONEOK Partners LP, 6.65%, 10/01/36		203	240,072
Peabody Energy Corp.:
7.38%, 11/01/16		275	302,500
6.00%, 11/15/18 (a)		1,025	1,045,500
Petrohawk Energy Corp.:
10.50%, 8/01/14		360	400,500
7.88%, 6/01/15		40	42,600
6.25%, 6/01/19		545	599,500
Pioneer Natural Resources Co., 5.88%, 7/15/16		450	489,732
SandRidge Energy, Inc., 7.50%, 3/15/21		475	471,437
Shell International Finance BV, 6.38%, 12/15/38		252	346,830
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		12	13,791
Valero Energy Corp., 6.63%, 6/15/37		401	429,967
The Williams Cos., Inc.:
7.75%, 6/15/31		171	212,714
8.75%, 3/15/32		356	466,448
Williams Partners LP:
5.25%, 3/15/20		442	489,280
4.00%, 11/15/21		500	513,411

			16,200,470

Paper & Forest Products – 0.5%
International Paper Co., 7.50%, 8/15/21		977	1,205,969

Pharmaceuticals – 2.2%
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38		738	987,482
Merck & Co, Inc., 6.55%, 9/15/37		758	1,056,721

BLACKROCK FUNDS II	DECEMBER 31, 2011	41

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Pharmaceuticals (concluded)
Roche Holdings, Inc., 7.00%, 3/01/39 (a)	USD	425	$602,198
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		867	1,053,772
Wyeth:
6.00%, 2/15/36		148	189,092
5.95%, 4/01/37		1,216	1,557,663

			5,446,928

Real Estate Investment Trusts (REITs) – 0.2%
HCP, Inc., 6.75%, 2/01/41		450	508,730

Road & Rail – 0.5%
Kansas City Southern de Mexico SA de CV, 8.00%, 2/01/18		1,115	1,220,925

Software – 0.5%
Oracle Corp.:
5.75%, 4/15/18		183	222,068
5.38%, 7/15/40		765	931,982

			1,154,050

Specialty Retail – 0.3%
The Home Depot, Inc., 5.40%, 9/15/40		277	331,383
Lowe’s Cos., Inc., 5.13%, 11/15/41		250	277,000

			608,383

Tobacco – 1.1%
Altria Group, Inc., 9.25%, 8/06/19		582	781,484
Lorillard Tobacco Co., 3.50%, 8/04/16		525	531,029
Philip Morris International, Inc., 2.50%, 5/16/16		1,225	1,266,692

			2,579,205

Wireless Telecommunication Services – 1.9%
Alltel Corp., 7.88%, 7/01/32		792	1,131,941
America Movil SAB de CV:
5.00%, 10/16/19		350	387,416
6.13%, 11/15/37		554	657,062
American Tower Corp., 5.90%, 11/01/21		205	215,529
Rogers Communications, Inc., 7.50%, 8/15/38		315	438,773
SBA Tower Trust, 4.25%, 4/15/15 (a)		663	681,586
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		625	656,250
Vodafone Group Plc, 6.15%, 2/27/37		376	467,895

			4,636,452

Total Corporate Bonds – 52.6%			127,606,148

Foreign Agency Obligations	Par (000)		Value

EDF SA, 5.60%, 1/27/40 (a)		414	419,036
Petrobras International Finance Co.:
3.88%, 1/27/16		2,000	2,060,422
6.88%, 1/20/40		1,381	1,599,453
Statoil ASA, 5.25%, 4/15/19		608	703,606

Total Foreign Agency Obligations – 2.0%			4,782,517

Foreign Government Obligations	Par (000)		Value

Brazil – 0.5%
Federative Republic of Brazil, 7.13%, 1/20/37		851	1,174,380

Colombia – 0.4%
Republic of Colombia, 4.38%, 7/12/21		850	913,750

Israel – 0.1%
AID-Israel, 5.50%, 9/18/23		240	306,410

Foreign Government Obligations	Par (000)		Value

Mexico – 0.4%
United Mexican States:
5.13%, 1/15/20	USD	330	$377,025
6.05%, 1/11/40		376	459,660

			836,685

Peru – 0.2%
Republic of Peru, 5.63%, 11/18/50		525	577,500

South Africa – 0.2%
Republic of South Africa, 6.25%, 3/08/41		510	592,875

Total Foreign Government Obligations – 1.8%			4,401,600

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 0.9%
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1, 2.66%, 10/25/35 (b)		809	617,359
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.00%, 6/25/35		330	291,153
Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.22%, 11/26/36 (a)(b)		299	290,982
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.47%, 12/25/36 (b)		150	90,634
Structured Asset Securities Corp., Series 2005-5, Class 2A4, 5.50%, 4/25/35		773	736,478

			2,026,606

Commercial Mortgage-Backed Securities – 2.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2002-2, Class A3, 5.12%, 7/11/43		77	77,655
Series 2002-PB2, Class A4, 6.19%, 6/11/35		24	23,876
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A2, 5.56%, 10/15/48		1,282	1,300,331
Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A2, 5.00%, 6/10/44		77	76,811
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, 12/15/35		280	285,628
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A3, 4.58%, 6/10/48		180	182,995
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB, 4.62%, 8/10/42		129	132,985
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A2, 5.05%, 11/12/12		1,081	1,104,295
Wachovia Bank Commercial Mortgage Trust:
Series 2002-C2, Class A4, 4.98%, 11/15/34		1,426	1,454,003
Series 2005-C17, Class A2, 4.78%, 3/15/42		284	283,586

			4,922,165

Total Non-Agency Mortgage-Backed Securities – 2.9%			6,948,771

42	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value

Capital Markets – 0.2%
Credit Suisse AG/Guernsey, 5.86% (b)(g)	USD	118	$95,875
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(g)		15	2
State Street Capital Trust IV, 1.55%, 6/01/37 (b)		540	355,464

			451,341

Commercial Banks – 0.2%
Northgroup Preferred Capital Corp., 6.38% (a)(b)(g)		205	182,755
Royal Bank of Scotland Group Plc, 7.64% (g)		600	321,750

			504,505

Diversified Financial Services – 0.8%
JPMorgan Chase & Co., 7.90% (b)(g)		314	334,313
JPMorgan Chase Capital XXI, 1.38%, 2/02/37 (b)		525	371,880
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		833	836,124
ZFS Finance USA Trust V, 6.50%, 5/09/37 (a)(b)		370	333,000

			1,875,317

Insurance – 1.0%
American General Capital II, 8.50%, 7/01/30		100	95,500
Lincoln National Corp., 7.00%, 5/17/66 (b)		628	566,770
6.05%, 4/20/67 (b)		236	196,470
MetLife, Inc., 6.40%, 12/15/36		1,142	1,080,620
New York Life Insurance Co., 6.75%, 11/15/39 (a)		461	588,672
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)		37	32,076

			2,560,108

Total Capital Trusts – 2.2%			5,391,271

Taxable Municipal Bonds	Par (000)		Value

Chicago Transit Authority RB, Series B, 6.20%, 12/01/40		390	438,656
City of Chicago, IL RB, 6.74%, 11/01/40		875	1,112,755
City of New York GO, 5.85%, 6/01/40		370	440,696
Los Angeles Department of Airports RB, 6.58%, 5/15/39		200	241,364
Los Angeles Department of Water & Power RB:
5.72%, 7/01/39		755	874,011
6.57%, 7/01/45		305	407,687
Metropolitan Transportation Authority, New York RB, 6.69%, 11/15/40		700	843,864
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		1,197	1,262,464
New Jersey State Turnpike Authority RB, Series F, 7.41%, 1/01/40		371	529,146
New York City Municipal Water Finance Authority RB:
5.75%, 6/15/41		200	243,742
5.95%, 6/15/42		375	459,623
New York State Dormitory Authority RB, 5.63%, 3/15/39		500	581,000
Port Authority of New York & New Jersey RB, 5.65%, 11/01/40		430	487,255

Taxable Municipal Bonds	Par (000)		Value

State of California GO:
7.55%, 4/01/39	USD	1,330	$1,627,601
7.30%, 10/01/39		215	256,162
State of Illinois GO, 5.10%, 6/01/33		520	474,594
State of Illinois GO, Series 3, 6.73%, 4/01/35		575	606,637
University of California RB, 6.55%, 5/15/48		500	599,695

Total Taxable Municipal Bonds – 4.7%			11,486,952

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 1.9%
Fannie Mae:
3.41%, 10/09/19 (e)(h)(i)		3,385	2,602,608
7.13%, 1/15/30 (e)		1,000	1,537,153
5.63%, 7/15/37		369	506,396
U.S. Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 2/01/14		27	27,422

			4,673,579

Collateralized Mortgage Obligations – 1.3%
Fannie Mae:
Series 2003-49, Class YD, 5.50%, 6/25/23		189	207,627
Series 2011-52, Class KB, 5.50%, 6/25/41		450	539,999
Series 2011-52, Class LB, 5.50%, 6/25/41		450	539,518
Freddie Mac, Series 3859, Class JB, 5.00%, 5/15/41		600	675,679
Ginnie Mae:
Series 2006-6, Class C, 5.05%, 2/16/44 (b)		423	453,511
Series 2006-42, Class B, 5.22%, 8/16/46 (b)		529	579,708

			2,996,042

Mortgage-Backed Securities – 0.3%
Fannie Mae Mortgage-Backed Securities:
7.00%, 1/01/31		6	6,923
2.56%, 1/01/35 (b)		94	99,123
2.34%, 2/01/35 (b)		413	443,502
Freddie Mac Mortgage-Backed Securities, 7.00%, 12/01/29-4/01/32		13	14,959
Ginnie Mae Mortgage-Backed Securities:
7.00%, 9/15/31-5/15/32		26	30,041
5.50%, 4/15/33-8/15/33		36	40,204
1.75%, 5/20/34 (b)		85	87,741

			722,493

Total U.S. Government Sponsored Agency Securities – 3.5%			8,392,114

BLACKROCK FUNDS II	DECEMBER 31, 2011	43

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations	(000)		Value

U.S. Treasury Bonds:
5.38%, 2/15/31	USD	5,500	$7,839,216
4.50%, 2/15/36		4,362	5,707,694
4.38%, 11/15/39 (h)		2,817	3,657,387
3.75%, 8/15/41		1,685	1,981,718
3.13%, 11/15/41		5,355	5,610,198
U.S. Treasury Notes, 2.00%, 11/15/21		4,000	4,045,624
U.S. Treasury Strips:
2.80%, 11/15/27 (i)		8,341	5,360,936
3.01%, 5/15/38 (i)		4,161	1,894,853
3.04%, 11/15/39 (i)		6,383	2,751,694
3.07%, 2/15/41 (i)		10,025	4,124,917

Total U.S. Treasury Obligations – 17.7%			42,974,237

Total Long-Term Investments
(Cost – $195,828,508) – 90.0%			218,370,922

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (j)(k)		22,806,367	22,806,367

Total Short-Term Securities
(Cost – $22,806,367) – 9.4%			22,806,367

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Call Swaptions – 1.4%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	13,600	274,697
Receive a fixed rate of 1.900% and pay a floating rate based on 3-month LIBOR, Expires 2/08/12, Broker Deutsche Bank AG		4,300	22,464
Receive a fixed rate of 2.720% and pay a floating rate based on 3-month LIBOR, Expires 8/09/12, Broker JPMorgan Chase Bank, N.A.		4,000	238,487
Receive a fixed rate of 3.703% and pay a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		6,400	892,661
Receive a fixed rate of 3.715% and pay a floating rate based on 3-month LIBOR, Expires 8/06/12, Broker Deutsche Bank AG		5,700	801,121
Receive a fixed rate of 3.835% and pay a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International		3,600	563,678
Receive a fixed rate of 4.290% and pay a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		1,400	287,058
Receive a fixed rate of 4.330% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		1,400	292,102

			3,372,268

Over-the-Counter Put Swaptions – 0.1%
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		13,600	1
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		5,000	1
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 2/08/12, Broker Deutsche Bank AG		4,300	6,140

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Citibank, N.A.	USD	4,000	$4,987
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker Deutsche Bank AG		3,200	3,989
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 2/28/12, Broker UBS AG		4,800	5,984
Pay a fixed rate of 2.720% and receive a floating rate based on 3-month LIBOR, Expires 8/09/12, Broker JPMorgan Chase Bank, N.A.		4,000	47,223
Pay a fixed rate of 3.703% and receive a floating rate based on 3-month LIBOR, Expires 8/03/12, Broker Credit Suisse International		6,400	11,386
Pay a fixed rate of 3.715% and receive a floating rate based on 3-month LIBOR, Expires 8/06/12, Broker Deutsche Bank AG		5,700	10,215
Pay a fixed rate of 3.835% and receive a floating rate based on 3-month LIBOR, Expires 5/04/12, Broker Credit Suisse International		3,600	711
Pay a fixed rate of 4.290% and receive a floating rate based on 3-month LIBOR, Expires 2/06/12, Broker UBS AG		1,400	–
Pay a fixed rate of 4.330% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		1,400	–
Pay a fixed rate of 4.500% and receive a floating rate based on 6-month EURIBOR, Expires 10/21/13, Broker Deutsche Bank AG	EUR	1,800	30,500
Pay a fixed rate of 4.500% and receive a floating rate based on 6-month EURIBOR, Expires 12/12/13, Broker Credit Suisse International		2,100	40,450
Pay a fixed rate of 4.500% and receive a floating rate based on 6-month EURIBOR, Expires 9/16/13, Broker Credit Suisse International		1,800	27,755

			189,342

Total Options Purchased
(Cost – $2,472,024) – 1.5%			3,561,610

Total Investments Before Options Written
(Cost – $221,106,899*) – 100.9%			244,738,899

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Swaptions – (1.9)%
Pay a fixed rate of 2.070% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG	USD	7,000	(184,402)
Pay a fixed rate of 2.410% and receive a floating rate based on 3-month LIBOR, Expires 8/16/13, Broker JPMorgan Chase Bank, N.A		5,000	(187,414)
Pay a fixed rate of 3.773% and receive a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		2,100	(294,839)
Pay a fixed rate of 3.895% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		4,000	(347,009)

44	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG	USD	3,500	$(579,892)
Pay a fixed rate of 3.975% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		1,200	(204,503)
Pay a fixed rate of 4.015% and receive a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		1,600	(281,682)
Pay a fixed rate of 4.020% and receive a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		2,200	(396,800)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		1,200	(194,035)
Pay a fixed rate of 4.030% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		3,800	(668,390)
Pay a fixed rate of 4.520% and receive a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		1,500	(298,758)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		4,500	(1,069,386)

			(4,707,110)

Over-the-Counter Put Swaptions – (0.1)%
Receive a fixed rate of 2.000% and pay a floating rate based on 3-month LIBOR, Expires 11/01/12, Broker Citibank, N.A.		21,200	(132,509)
Receive a fixed rate of 2.070% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		7,000	(1)
Receive a fixed rate of 2.410% and pay a floating rate based on 3-month LIBOR, Expires 8/16/13, Broker JPMorgan Chase Bank, N.A.		5,000	(60,686)
Receive a fixed rate of 3.773% and pay a floating rate based on 3-month LIBOR, Expires 11/23/12, Broker UBS AG		2,100	(9,241)
Receive a fixed rate of 3.895% and pay a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Plc		4,000	(32,957)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		3,500	(41)
Receive a fixed rate of 3.975% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker Citibank, N.A.		1,200	(81)
Receive a fixed rate of 4.015% and pay a floating rate based on 3-month LIBOR, Expires 3/26/12, Broker UBS AG		1,600	(19)
Receive a fixed rate of 4.020% and pay a floating rate based on 3-month LIBOR, Expires 2/02/12, Broker UBS AG		2,200	–
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 12/06/12, Broker UBS AG		1,200	(4,027)
Receive a fixed rate of 4.030% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		3,800	(168)
Receive a fixed rate of 4.520% and pay a floating rate based on 3-month LIBOR, Expires 3/01/13, Broker UBS AG		1,500	(4,625)

Options Written	Notional Amount (000)		Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.	USD	4,500	$(10,850)

			(255,205)

Total Options Written
(Premiums Received – $2,780,700) – (2.0)%			(4,962,315)

Total Investments Net of Options Written – 98.9%			239,776,584
Other Assets Less Liabilities – 1.1%			2,730,893

Net Assets – 100.0%			$242,507,477

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$221,781,822

Gross unrealized appreciation	$26,279,128
Gross unrealized depreciation	(3,322,051)

Net unrealized appreciation	$22,957,077

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)	All or a portion of security has been pledged as collateral in connection with swaps.
(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(i)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at December 31, 2011	Realized Gain	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	5,745,628	17,060,739	22,806,367	$383	$2,525

(k)	Represents the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2011	45

Schedule of Investments (continued)	BlackRock Long Duration Bond Portfolio

—	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 1,282,517	CAD	1,324,500	Deutsche Bank AG	1/18/12	$ (17,036)

EUR 520,000	USD	712,508	Royal Bank of Scotland Plc	1/25/12	(39,380)

USD 970,063	EUR	705,500	Citibank, N.A.	1/25/12	56,808

USD 44,085	EUR	32,000	Deutsche Bank AG	1/25/12	2,661

USD 44,388	EUR	34,000	Royal Bank of Scotland Plc	1/25/12	376

Total					$ 3,429

—	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

220	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2012	$31,858,750	$ 432,242
352	Ultra Treasury Bonds	Chicago Board Options	March 2012	$56,386,000	1,383,652

Total					$1,815,894

—	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

106	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2012	$23,377,969	$ (19,662)
51	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2012	$ 6,286,148	(16,778)
120	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2012	$15,735,000	(78,936)
1	Euro-Bund	Eurex	March 2012	$ 179,952	(5,615)

Total					$(120,991)

—	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.60%(a)	3-month LIBOR	Deutsche Bank AG	11/01/13	USD	6,600	$11,681

1.34%(a)	3-month LIBOR	Deutsche Bank AG	11/17/16	USD	3,200	(24,947)

3.85%(a)	3-month LIBOR	UBS AG	12/14/21	USD	300	(39,099)

3.96%(a)	3-month LIBOR	Citibank, N.A.	5/19/41	USD	3,600	(1,045,173)

2.81%(a)	3-month LIBOR	Credit Suisse International	10/11/41	USD	1,300	(63,445)

3.00%(a)	3-month LIBOR	Credit Suisse International	10/18/41	USD	800	(71,759)

Total						$(1,232,742)

(a)	Fund pays a fixed interest rate and receives floating rate.

—	Credit default swaps on single-name issues - sold protection outstanding as of December 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD 950	$ 3,532

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/14	AA-	USD 115	1,671

Assured Guaranty Corp.	5.00%	Citibank, N.A.	3/20/15	AA-	USD 485	10,171

MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD 575	(2,174)

Total						$13,200

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

46	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock Long Duration Bond Portfolio

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$5,701,743	$685,569	$6,387,312
Corporate Bonds	–	127,606,148	–	127,606,148
Foreign Agency Obligations	–	4,782,517	–	4,782,517
Foreign Government Obligations	–	4,401,600	–	4,401,600
Non-Agency Mortgage-Backed Securities	–	6,948,771	–	6,948,771
Capital Trusts	–	5,391,271	–	5,391,271
Taxable Municipal Bonds	–	11,486,952	–	11,486,952
U.S. Government Sponsored Agency Securities	–	8,392,114	–	8,392,114
U.S. Treasury Obligations	–	42,974,237	–	42,974,237
Short-Term Securities	$22,806,367	–	–	22,806,367

Total	$22,806,367	$217,685,353	$685,569	$241,177,289

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$11,842	$3,532	$15,374
Foreign currency exchange contracts	–	59,845	–	59,845
Interest rate contracts	$1,815,894	3,573,291	–	5,389,185
Liabilities:
Credit contracts	–	(2,174)	–	(2,174)
Foreign currency exchange contracts	–	(56,416)	–	(56,416)
Interest rate contracts	(120,991)	(6,206,738)	–	(6,327,729)

Total	$1,694,903	$(2,620,350)	$3,532	$(921,915)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS II	DECEMBER 31, 2011	47

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

AmeriCredit Automobile Receivables Trust:
Series 2007-AX, Class A4, 0.31%, 10/06/13 (a)	USD	1,029	$1,026,501
Series 2011-1, Class A3, 1.39%, 9/08/15		1,160	1,159,290
Series 2011-2, Class B, 2.33%, 3/08/16		5,440	5,468,484
Ameriquest Mortgage Securities, Inc., Series 2004-FR1, Class A5, 4.46%, 5/25/34 (a)		1,557	1,504,674
Asset-Backed Securities Corp. Home Equity, Series 2005-HE3, Class M2, 0.73%, 4/25/35 (a)		1,651	1,606,935
Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13 (b)		72	71,876
Bear Stearns Asset-Backed Securities Trust:
Series 2006-3, Class A1, 0.44%, 8/25/36 (a)		9	9,293
Series 2006-HE10, Class 21A1, 0.36%, 12/25/36 (a)		815	761,002
Series 2007-HE3, Class 1A1, 0.41%, 4/25/37 (a)		1,580	1,513,168
BNC Mortgage Loan Trust, Series 2006-2, Class A3, 0.41%, 11/25/36 (a)		3,151	3,022,467
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.41%, 2/25/35 (a)		32	30,836
Cars Alliance Funding Plc, Series 2006-1, Class A, 1.24%, 10/25/20 (a)	EUR	613	793,351
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	USD	649	653,659
Citibank Omni Master Trust:
Series 2009-A8, Class A8, 2.38%, 5/15/12 (a)(b)		25,065	25,218,944
Series 2009-A12, Class A12, 3.35%, 8/15/12 (b)		5,000	5,072,357
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.05%, 1/15/19		299	301,522
Series 1995-5, Class M1, 7.65%, 9/15/26 (a)		2,620	2,691,880
Series 1996-8, Class A6, 7.60%, 10/15/26 (a)		580	600,502
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 5/25/36 (a)		5,439	4,179,546
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		1,984	1,860,314
Series 2007-1, Class 2A1, 0.34%, 7/25/37 (a)		3,145	2,989,113
Series 2007-3, Class 2A1, 0.39%, 9/25/29 (a)		3,057	2,939,961
Series 2007-4, Class A1A, 0.41%, 2/25/27 (a)		2,363	2,297,952
Series 2007-5, Class 2A1, 0.39%, 4/25/29 (a)		74	73,159
Series 2007-6, Class 2A1, 0.39%, 9/25/37 (a)		72	71,115
Series 2007-7, Class 2A2, 0.45%, 6/25/30 (a)		12,120	9,418,743
Series 2007-10, Class 2A1, 0.34%, 10/25/28 (a)		3,856	3,707,792
Series 2007-12, Class 2A1, 0.64%, 5/25/29 (a)		7,289	6,819,333
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A, 2.61%, 3/15/19 (b)		9,190	9,136,422
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13		1,040	1,041,346
Ford Credit Auto Lease Trust, Series 2010-B, Class A4, 1.04%, 1/15/13 (b)		7,700	7,702,350

Asset-Backed Securities	Par (000)		Value

Ford Credit Auto Owner Trust:
Series 2009-A, Class A3B, 2.78%, 1/15/12 (a)	USD	535	$536,274
Series 2009-D, Class A4, 2.98%, 8/15/14		8,280	8,461,480
Ford Credit Floorplan Master Owner Trust, Series 2010-1, Class A, 1.93%, 12/15/12 (a)(b)		4,410	4,457,315
GCO Slims Trust, Series 2006-1A, Class NOTE, 5.72%, 3/01/22 (b)		1,774	1,631,792
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	4,768	6,206,317
Heller Financial, Series 1998-1, Class A, 0.87%, 7/15/24 (a)(b)	USD	878	421,646
Home Equity Asset Trust:
Series 2007-1, Class 2A1, 0.35%, 5/25/37 (a)		949	929,780
Series 2007-2, Class 2A1, 0.40%, 7/25/37 (a)		628	615,174
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		244	194,922
Indymac Residential Asset-Backed Trust, Series 2007-A, Class 2A1, 0.42%, 4/25/47 (a)		2	1,546
MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4, 0.54%, 10/25/35 (a)		221	210,738
Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, 2/15/13		1,122	1,124,856
NovaStar Home Equity Loan, Series 2007-2, Class A2A, 0.38%, 9/25/37 (a)		202	199,891
Residential Asset Mortgage Products, Inc.:
Series 2003-RZ3, Class A6, 3.40%, 3/25/33 (c)		4,047	3,990,067
Series 2007-RS2, Class A1, 0.41%, 7/25/29 (a)		654	642,483
Residential Asset Securities Corp.:
Series 2005-KS12, Class A2, 0.54%, 1/25/36 (a)		1,204	1,141,731
Series 2007-KS3, Class AI1, 0.40%, 2/25/30 (a)		24	23,973
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class B, 1.66%, 6/15/13 (b)		7,619	7,548,588
Series 2011-S1A, Class C, 2.01%, 6/15/13 (b)		6,694	6,576,571
Series 2011-WO, Class A2, 0.91%, 9/15/12 (b)		1,708	1,707,192
Series 2011-WO, Class A3, 1.40%, 6/15/13 (b)		18,220	18,244,626
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		12,300	12,370,738
Series 2010-A, Class A2, 1.37%, 8/15/13 (b)		1,506	1,506,955
Series 2010-B, Class A3, 1.31%, 2/17/14 (b)		8,410	8,414,752
Series 2011-4, Class A2, 1.37%, 7/15/13		8,865	8,856,135
Series 2011-S1A, Class D, 3.10%, 3/15/13 (b)		5,666	5,616,404
Series 2011-S2A, Class B, 2.06%, 8/15/13 (b)		2,963	2,934,860
Series 2011-S2A, Class C, 2.86%, 8/15/13 (b)		770	763,923
Series 2011-S2A, Class D, 3.35%, 6/15/13 (b)		1,109	1,092,011

48	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)			Value

SLC Student Loan Trust, Series 2006-A, Class A4, 0.52%, 10/15/15 (a)	USD	5,607		$5,498,227
SLM Student Loan Trust:
Series 2002-1, Class A2, 0.53%, 4/25/17 (a)		527		526,079
Series 2003-B, Class A2, 0.95%, 3/15/22 (a)		7,877		7,585,852
Series 2004-10, Class A4A, 0.82%, 7/27/20 (a)(b)		3,548		3,547,969
Series 2004-B, Class A2, 0.75%, 6/15/21 (a)		11,439		10,960,411
Series 2005-8, Class A2, 0.51%, 7/25/22 (a)		4,214		4,199,956
Series 2006-5, Class A3, 0.45%, 10/25/19 (a)		72		71,716
Series 2008-5, Class A2, 1.52%, 10/25/16 (a)		11,000		11,072,846
Series 2008-5, Class A3, 1.72%, 1/25/18 (a)		25,650		26,050,704
Series 2010-C, Class A1, 1.93%, 2/15/13 (a)(b)		6,036		6,054,103
Soundview Home Equity Loan Trust:
Series 2003-1, Class M1, 1.14%, 8/25/31 (a)		1,093		1,066,299
Series 2003-2, Class A2, 0.94%, 11/25/33 (a)		2,814		2,466,993
Series 2006-EQ1, Class A2, 0.40%, 10/25/36 (a)		1,175		1,153,037
Structured Asset Receivables Trust Certificates, Series 2003-2A, 1.99%, 1/21/12 (a)(b)		—	(d)	224
Structured Asset Securities Corp., Series 2007-WF1, Class A2, 0.38%, 2/25/37 (a)		9		9,140
SWB Loan-Backed Certificates, Series 1998-1, Class AV, 1.00%, 9/15/24 (a)(b)		1,374		1,231,915
Turbo Finance Plc, Series 2011-1, Class A, 2.62%, 1/20/19 (a)	GBP	1,162		1,806,774
Wells Fargo Home Equity Trust, Series 2007-2, Class A1, 0.38%, 4/25/37 (a)	USD	2,714		2,622,870

Total Asset-Backed Securities – 14.7%				296,091,742

Corporate Bonds	Par (000)			Value

Airlines – 1.8%
American Airlines, Inc., 10.50%, 10/15/12 (e)(f)		10,790		10,304,450
Continental Airlines Pass-Through Trust, Series 2000-1, Class B, 8.39%, 11/01/20		2,056		2,015,327
Continental Airlines, Inc., 6.75%, 9/15/15 (b)		5,130		4,886,325
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-2, 6.42%, 7/02/12		8,480		8,586,000
Series 2010-1, Class B, 6.38%, 1/02/16		4,600		4,220,500
United Air Lines, Inc., 12.75%, 7/15/12		6,609		6,939,868

				36,952,470

Beverages – 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
3.00%, 10/15/12		10,145		10,303,790
2.50%, 3/26/13		15,880		16,173,542

				26,477,332

Biotechnology – 0.4%
Amgen, Inc., 1.88%, 11/15/14		7,170		7,262,801

Capital Markets – 2.0%
The Bank of New York Mellon Corp., 0.67%,
3/23/12 (a)		110		109,955

Corporate Bonds	Par (000)		Value

Capital Markets (concluded)
Credit Suisse Group Finance US, Inc., 3.13%, 9/14/12	EUR	2,000	$2,607,494
Credit Suisse New York:
5.00%, 5/15/13	USD	15,000	15,387,105
5.50%, 5/01/14		1,975	2,052,855
3.50%, 3/23/15		1,600	1,583,702
Deutsche Bank AG, 5.38%, 10/12/12		10,305	10,512,666
Morgan Stanley:
5.30%, 3/01/13		1,500	1,518,360
6.00%, 4/28/15		1,600	1,602,784
4.00%, 7/24/15		2,115	1,983,345
5.25%, 11/02/12		2,755	2,763,309

			40,121,575

Chemicals – 1.1%
Airgas, Inc., 2.85%, 10/01/13		2,985	3,040,987
Ecolab, Inc., 2.38%, 12/08/14		2,180	2,222,342
Nova Chemicals Corp., 8.38%, 11/01/16		6,000	6,540,000
Rohm & Haas Co., 3.50%, 9/19/12	EUR	8,145	10,583,809

			22,387,138

Commercial Banks – 3.1%
Amsouth Bank, Series AI, 5.20%, 4/01/15	USD	1,675	1,557,750
Barclays Bank Plc, 2.50%, 1/23/13		9,919	9,876,695
CIT Group, Inc., 5.25%, 4/01/14 (b)		11,100	11,058,375
City National Corp., 5.13%, 2/15/13		4,700	4,773,729
Intesa Sanpaolo SpA:
0.91%, 1/19/12 (a)		6,080	6,078,352
2.38%, 12/21/12		5,960	5,544,171
North Fork Bancorp., Inc., 5.88%, 8/15/12		5,756	5,870,090
Regions Financial Corp.:
6.38%, 5/15/12		5,640	5,654,100
4.88%, 4/26/13		5,776	5,646,040
Santander US Debt SAU, 1.38%, 3/30/12 (a)(b)		6,200	6,188,921

			62,248,223

Commercial Services & Supplies – 0.6%
Allied Waste North America, Inc., 6.88%, 6/01/17		11,220	11,865,150

Communications Equipment – 0.3%
Brocade Communications Systems, Inc., 6.63%, 1/15/18		5,275	5,486,000

Computers & Peripherals – 0.2%
Hewlett-Packard Co., 2.63%, 12/09/14		4,240	4,277,359

Consumer Finance – 2.3%
American Express Bank FSB, 5.50%, 4/16/13		11,713	12,243,048
American Express Credit Corp., Series C, 7.30%, 8/20/13		3,925	4,259,642
Capital One Financial Corp., 6.25%, 11/15/13 SLM Corp.:		7,515	8,017,581
5.13%, 8/27/12		9,230	9,277,073
5.00%, 10/01/13		5,725	5,725,000
6.00%, 5/10/12	AUD	7,710	7,751,959

			47,274,303

Containers & Packaging – 0.4%
Rock-Tenn Co., 9.25%, 3/15/16	USD	4,387	4,650,220
Temple-Inland, Inc., 7.88%, 5/01/12		2,560	2,611,331

			7,261,551

Diversified Financial Services – 2.6%
Bank of America Corp., 6.25%, 4/15/12		3,680	3,713,230
The Bear Stearns Cos. LLC, 6.95%, 8/10/12		5,770	5,983,646
Citigroup, Inc., 5.50%, 4/11/13		9,150	9,341,445

BLACKROCK FUNDS II	DECEMBER 31, 2011	49

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
FCE Bank Plc, 7.13%, 1/16/12	EUR	5,800	$7,521,646
Ford Motor Credit Co. LLC, 3.88%, 1/15/15	USD	10,411	10,372,146
General Electric Capital Corp., 2.80%, 1/08/13		15,246	15,535,674

			52,467,787

Diversified Telecommunication Services – 1.9%
CenturyLink, Inc., 5.50%, 4/01/13		1,870	1,909,201
Qwest Communications International, Inc.:
8.00%, 10/01/15		8,942	9,526,753
7.13%, 4/01/18		629	654,160
Qwest Corp., 3.80%, 6/15/13 (a)		250	250,703
Verizon Communications, Inc., 4.35%, 2/15/13		15,100	15,691,256
Virgin Media Secured Finance Plc, 7.00%, 1/15/18	GBP	4,020	6,617,592
Windstream Corp., 8.13%, 8/01/13	USD	3,620	3,873,400

			38,523,065

Electric Utilities – 0.9%
AEP Texas Central Transition Funding LLC, Series A-2, 4.98%, 7/01/13		3,592	3,678,380
Constellation Energy Group, Inc., 4.55%, 6/15/15		3,363	3,550,756
Duke Energy Ohio, Inc., 5.70%, 9/15/12		6,185	6,392,952
Great Plains Energy, Inc., 2.75%, 8/15/13		5,150	5,223,223
MidAmerican Energy Co., 5.13%, 1/15/13		60	62,562

			18,907,873

Electronic Equipment, Instruments & Components – 0.4%
Jabil Circuit, Inc., 7.75%, 7/15/16		6,642	7,405,830

Energy Equipment & Services – 0.2%
Transocean, Inc., 4.95%, 11/15/15		5,009	5,114,930

Food Products – 0.9%
Nabisco, Inc., 7.55%, 6/15/15		5,675	6,711,113
WM Wrigley Jr. Co., 2.45%, 6/28/12 (b)		10,550	10,628,133

			17,339,246

Health Care Equipment & Supplies – 1.5%
Boston Scientific Corp., 6.25%, 11/15/15		5,605	6,213,266
CareFusion Corp., 4.13%, 8/01/12		18,745	19,029,812
Covidien International Finance SA, 5.45%, 10/15/12		4,640	4,801,922

			30,045,000

Health Care Providers & Services – 0.2%
Coventry Health Care, Inc., 6.13%, 1/15/15		3,750	4,105,485

Hotels, Restaurants & Leisure – 2.0%
MGM Resorts International, 13.00%, 11/15/13		9,520	11,305,000
Starwood Hotels & Resorts Worldwide, Inc., 7.88%, 10/15/14		9,534	10,701,915
Universal City Development Partners Ltd./UCDP Finance, Inc., 8.88%, 11/15/15		8,478	9,389,385
Wyndham Worldwide Corp., 9.88%, 5/01/14		7,477	8,558,690

			39,954,990

Household Durables – 0.6%
Newell Rubbermaid, Inc., 5.50%, 4/15/13		10,911	11,440,676

Independent Power Producers & Energy Traders – 0.3%
NRG Energy, Inc., 7.38%, 1/15/17		6,115	6,344,314

Insurance – 3.7%
American International Group, Inc., 3.65%, 1/15/14		15,240	14,800,936
Lincoln National Corp., 4.30%, 6/15/15		10,880	11,267,828
MetLife, Inc., 6.75%, 6/01/16		6,280	7,234,799

Corporate Bonds	Par (000)		Value

Insurance (concluded)
Metropolitan Life Global Funding I:
2.88%, 9/17/12 (b)	USD	10,925	$11,067,812
5.13%, 4/10/13 (b)		7,476	7,809,676
5.13%, 6/10/14 (b)		642	691,259
New York Life Global Funding, 2.25%, 12/14/12 (b)		95	96,260
Pacific Life Global Funding, 5.15%, 4/15/13 (b)		3,786	3,954,557
Prudential Financial, Inc.:
3.63%, 9/17/12		4,040	4,102,628
2.75%, 1/14/13		5,935	5,986,136
XL Capital Finance Europe Plc, 6.50%, 1/15/12		3,500	3,504,249
XL Group Plc, 5.25%, 9/15/14		4,710	4,980,896

			75,497,036

Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.:
4.45%, 9/14/12		12,747	12,996,535
5.50%, 9/14/15		2,055	2,265,229

			15,261,764

Machinery – 0.3%
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		5,780	6,718,504

Media – 4.5%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		11,868	13,707,540
Charter Communications Operating LLC/Charter Communications Operating Capital, 10.88%, 9/15/14 (b)		2,100	2,254,875
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		4,022	4,343,760
9.25%, 12/15/17		1,005	1,080,375
Comcast Cable Communications Holdings, Inc., 8.38%, 3/15/13		5,555	6,041,140
COX Communications, Inc., 5.45%, 12/15/14		7,194	7,985,534
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16		8,360	8,468,630
7.63%, 5/15/16		9,900	10,506,375
DISH DBS Corp., 7.75%, 5/31/15		5,500	6,050,000
The Interpublic Group of Cos., Inc.:
6.25%, 11/15/14		12,820	13,621,250
10.00%, 7/15/17		2,145	2,450,663
Time Warner Cable, Inc.:
5.40%, 7/02/12		5,275	5,393,941
7.50%, 4/01/14		7,376	8,258,575

			90,162,658

Metals & Mining – 0.8%
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17		11,735	12,468,438
Xstrata Canada Financial Corp., 2.85%, 11/10/14 (b)		4,445	4,467,701

			16,936,139

Multiline Retail – 0.3%
Dollar General Corp., 11.88%, 7/15/17 (g)		5,520	6,099,600

Multi-Utilities – 0.3%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15		4,865	5,520,092

Oil, Gas & Consumable Fuels – 3.6%
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,314	1,489,485

50	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
BP Capital Markets Plc:
3.13%, 3/10/12	USD	775	$778,555
5.25%, 11/07/13		15,108	16,204,297
Canadian Natural Resources Ltd., 1.45%, 11/14/14		3,220	3,238,757
Chesapeake Energy Corp., 7.63%, 7/15/13		6,795	7,185,714
Enterprise Products Operating LLC:
4.60%, 8/01/12		5,786	5,871,129
6.13%, 2/01/13		4,295	4,482,747
Series C, 6.38%, 2/01/13		5,370	5,621,300
Petrohawk Energy Corp.:
10.50%, 8/01/14		7,769	8,643,014
7.88%, 6/01/15		861	916,965
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (b)		10,635	11,223,360
Southeast Supply Header LLC, 4.85%, 8/15/14 (b)		6,120	6,521,270

			72,176,593

Paper & Forest Products – 1.3%
Celulosa Arauco y Constitucion SA:
5.13%, 7/09/13		4,485	4,679,196
5.63%, 4/20/15		4,015	4,351,208
Domtar Corp., 7.13%, 8/15/15		2,428	2,670,800
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		12,615	14,014,760

			25,715,964

Pharmaceuticals – 0.5%
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14		10,835	10,918,765

Real Estate Investment Trusts (REITs) – 0.8%
AvalonBay Communities, Inc., 6.13%, 11/01/12		1,602	1,657,130
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,550,695
The Rouse Co. LP, 7.20%, 9/15/12		6,640	6,747,900
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/01/13 (b)		5,420	5,467,425

			15,423,150

Real Estate Management & Development – 0.2%
The Unique Pub Finance Co. Plc, Series M, 7.40%, 3/28/24	GBP	6,270	4,479,128

Road & Rail – 1.5%
Asciano Finance Ltd., 3.13%, 9/23/15 (b)	USD	12,620	12,204,083
CSX Corp.:
5.75%, 3/15/13		1,500	1,578,990
5.50%, 8/01/13		1,108	1,176,699
6.25%, 4/01/15		8,010	9,152,306
Kansas City Southern Railway, 8.00%, 6/01/15		5,580	5,921,775

			30,033,853

Semiconductors & Semiconductor Equipment – 0.9%
Maxim Integrated Products, Inc., 3.45%, 6/14/13		7,950	8,165,922
National Semiconductor Corp., 6.15%, 6/15/12		10,400	10,654,925

			18,820,847

Specialty Retail – 0.2%
Kingfisher Plc, 4.13%, 11/23/12	EUR	3,094	4,083,087

Tobacco – 0.5%
B.A.T. International Finance Plc, 8.13%, 11/15/13 (b)	USD	1,474	1,650,142
Imperial Tobacco Finance Plc, 5.00%, 6/25/12	EUR	6,780	8,882,226

			10,532,368

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services – 0.8%
America Movil SAB de CV, 2.38%, 9/08/16	USD	3,170	$3,161,168
Crown Castle Towers LLC, 4.52%, 1/15/15 (b)		8,810	9,188,310
Rogers Communications, Inc., 6.25%, 6/15/13		1,000	1,070,416
SBA Tower Trust, 4.25%, 4/15/15 (b)		3,540	3,639,237

			17,059,131

Total Corporate Bonds – 46.0%			928,701,777

Foreign Agency Obligations	Par (000)		Value

CDP Financial, Inc., 3.00%, 11/25/14 (b)		4,935	5,131,985
Petrobras International Finance Co.:
7.75%, 9/15/14		5,600	6,377,280
3.88%, 1/27/16		4,865	5,011,977

Total Foreign Agency Obligations – 0.8%			16,521,242

Foreign Government Obligations – 4.1%
Japan – 4.1%
Japan Treasury Discount Bill, 0.09%, 2/06/12 (h)	JPY	6,300,000	81,843,278

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 7.0%
Arran Residential Mortgages Funding Plc, Series 2010-1A, Class A1C, 1.66%, 5/16/47 (a)(b)	USD	7,491	7,478,431
Banc of America Funding Corp., Series 2006-7, Class 1A1, 0.74%, 9/25/36 (a)		4,814	3,866,994
Banc of America Mortgage Securities, Inc.:
Series 2003-J, Class 2A1, 2.84%, 11/25/33 (a)		2,083	1,874,167
Series 2004-A, Class 2A2, 2.84%, 2/25/34 (a)		551	449,919
BCAP LLC Trust, Series 2010-RR6, Class 9A6, 0.64%, 7/26/37 (a)(b)		4,050	3,442,500
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.12%, 7/25/34 (a)		2,869	2,534,143
Series 2004-7, Class 4A, 2.78%, 10/25/34 (a)		2,186	1,916,734
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.26%, 12/25/35 (a)(b)(i)		50	50,037
Citicorp Mortgage Securities, Inc., Series 2006-2, Class 1A7, 5.75%, 4/25/36		5,397	5,338,420
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.83%, 2/25/35 (a)		1,139	915,188
Series 2005-17, Class 1A6, 5.50%, 9/25/35		6,758	6,299,415
Series 2005-HYB8, Class 2A1, 2.86%, 12/20/35 (a)		2,528	1,635,198
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 1A1, 2.63%, 2/25/35 (a)		509	433,714
GS Mortgage Securities Corp. II, Series 2000-1A, Class A, 0.98%, 6/20/24 (a)(b)		268	208,757
Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.49%, 11/19/36 (a)		202	110,599
Homebanc Mortgage Trust, Series 2005-3, Class A1, 0.53%, 7/25/35 (a)		4,541	2,990,804

BLACKROCK FUNDS II	DECEMBER 31, 2011	51

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
JPMorgan Mortgage Trust, Series 2004-A1, Class 2A1, 2.52%, 2/25/34 (a)	USD	89	$86,729
MASTR Alternative Loans Trust, Series 2005-2, Class 2A1, 6.00%, 1/25/35		3,365	3,285,751
Morgan Stanley Reremic Trust, Series 2010-R5, Class 5A, 0.49%, 1/26/37 (a)(b)		3,338	3,213,081
MortgageIT Trust, Series 2004-1, Class A1, 1.07%, 11/25/34 (a)		4,452	3,878,740
Mound Financing Plc, Series 5X, Class 3A1, 1.61%, 2/08/42 (a)	EUR	13,000	16,804,534
Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1B, 0.57%, 11/25/35 (a)	USD	3,964	3,498,027
Permanent Master Issuer Plc:
Series 2006-1, Class 5A, 0.51%, 7/15/33 (a)		6,770	6,712,394
Series 2006-1, Class 6A1, 1.09%, 4/15/20 (a)	GBP	4,250	6,459,067
Series 2010-1A, Class 1A, 1.55%, 7/15/42 (a)(b)	USD	8,220	8,189,241
Residential Asset Securitization Trust, Series 2005-A5, Class A12, 0.59%, 5/25/35 (a)		3,151	2,407,906
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.59%, 9/25/34 (a)		2,303	1,633,095
Structured Mortgage Asset Residential Trust, Series 1991-1, Class H, 8.25%, 6/25/22		3	2,825
Superannuation Members Home Loans Global Fund, Series 2007-1, Class A2, 1.55%, 6/12/40 (a)	EUR	6,652	8,331,567
Thornburg Mortgage Securities Trust:
Series 2007-1, Class A2B, 0.39%, 3/25/37 (a)	USD	18,448	18,236,209
Series 2007-1, Class A3A, 0.36%, 3/25/37 (a)		6,846	6,784,161
Series 2007-2, Class A2A, 0.42%, 6/25/37 (a)		12,236	12,151,836
Walsh Acceptance, Series 1997-2, Class A, 2.29%, 3/01/27 (a)		25	23,251
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 2A7, 6.00%, 7/25/37		568	566,220

			141,809,654

Commercial Mortgage-Backed Securities – 8.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2003-1, Class A1, 3.88%, 9/11/36		12	11,984
Series 2004-1, Class A4, 4.76%, 11/10/39		4,985	5,233,712
Bear Stearns Commercial Mortgage Securities:
Series 2002-TOP6, Class A2, 6.46%, 10/15/36		55	54,709
Series 2007-PW17, Class A3, 5.74%, 6/11/50		7,340	7,708,167
Centre Parcs Mortgage Finance Plc, Series 2007-1, Class A2, 3.00%, 10/10/18 (a)	GBP	2,817	4,112,452
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 3/11/12	USD	1,401	1,418,480
Commercial Mortgage Pass-Through Certificates:
Series 2001-J2A, Class A2, 6.10%, 7/16/34 (b)		109	109,713
Series 2003-LB1A, Class A1, 3.25%, 6/10/38		1,799	1,814,010
Credit Suisse Mortgage Capital Certificates: Series 2007-C4, Class A3, 5.79%, 7/15/14 (a)		9,375	9,769,659

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Series 2007-C5, Class AAB, 5.62%, 10/15/16 (a)	USD	6,910	$7,325,194
Series 2008-C1, Class A2, 6.20%, 2/15/13 (a)		11,512	11,906,171
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 6/10/17 (b)		8,294	8,686,399
Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, 11/05/15 (b)		14,126	14,152,621
GE Capital Commercial Mortgage Corp.:
Series 2002-2A, Class A3, 5.35%, 8/11/36		369	372,954
Series 2002-3A, Class A2, 5.00%, 10/10/12		2,168	2,211,391
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2, 6.70%, 4/15/34		222	221,829
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 4/10/38 (a)		3,538	3,561,876
Series 2006-GG8, Class A2, 5.48%, 10/10/13		1,509	1,512,618
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2007-LD11, Class A2, 5.80%, 7/15/12 (a)		6,969	7,046,258
Series 2007-LD11, Class ASB, 5.82%, 10/15/16 (a)		7,184	7,636,714
Series 2007-LD12, Class A2, 5.83%, 8/15/12		9,042	9,219,052
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, 7/15/40 (a)		12,540	13,736,278
Merrill Lynch Mortgage Trust:
Series 2003-KEY1, Class A4, 5.24%, 11/12/35 (a)		9,190	9,692,684
Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (a)		10,135	10,777,711
Morgan Stanley Capital I, Series 2007-HQ13, Class A1, 5.36%, 7/15/12		115	115,691
Morgan Stanley Reremic Trust, Series 2011-IO, Class A, 2.50%, 1/23/14 (b)		2,783	2,778,474
Titan Europe Plc/Ireland, Series 2006-4FSX, Class A1, 4.86%, 9/03/14 (a)	GBP	7,764	11,122,692
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A4, 6.29%, 4/15/34	USD	14,251	14,297,119

			166,606,612

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.34%, 5/25/36 (a)(b)		13,804	235,815

Total Non-Agency Mortgage-Backed Securities – 15.3%			308,652,081

Project Loans – 0.0%

Federal Housing Authority, Merrill Lynch Project, Pool 42, 7.43%, 9/25/22		4	3,762

Taxable Municipal Bonds	Par (000)		Value

New York City Industrial Development Agency RB, 8.00%, 8/01/12 (e)(f)		9,800	8,935,738
State of California GO:
5.10%, 8/01/14		3,705	3,886,471
3.95%, 11/01/15		2,375	2,506,409
State of California Various Purposes GO, 5.65%, 4/01/39 (a)		8,870	9,356,874

52	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value

State of Illinois GO:
2.77%, 1/01/12	USD	14,705	$14,705,882
4.07%, 1/01/14		3,360	3,465,134

Total Taxable Municipal Bonds – 2.1%			42,856,508

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 1.5%
Fannie Mae, 5.25%, 8/01/12		21,815	22,418,316
Federal Home Loan Bank:
5.38%, 6/13/14		3,500	3,906,861
5.25%, 9/12/14		3,500	3,926,625

			30,251,802

Collateralized Mortgage Obligations – 2.0%
Fannie Mae:
Series 1997-20, Class FB, 0.70%, 3/25/27 (a)		841	833,609
Series 2002-T6, Class A1, 3.31%, 2/25/32		727	758,216
Series 2003-52, Class LC, 4.50%, 10/25/16		3	2,647
Series 2006-M2, Class A1A, 4.86%, 8/25/16 (a)		329	329,832
Series 2011-128, Class KP, 4.50%, 7/25/41		8,558	9,195,120
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		511	573,311
Series 2577, Class UC, 5.00%, 2/15/18		827	886,224
Series 2724, Class PD, 5.00%, 4/15/21		5,463	5,543,834
Series 2901, Class KA, 5.00%, 9/15/32		2,892	2,962,470
Series 3959, Class MA, 4.50%, 11/15/41		12,053	13,115,541
Ginnie Mae, Series 2006-6, Class C, 5.05%, 2/16/44 (a)		5,785	6,201,769

			40,402,573

Commercial Mortgage-Backed Securities – 0.0%
Freddie Mac Multi-Family Structured Pass-Through Certificates:
Series K003, Class A1, 2.23%, 7/25/13		129	129,514
Series K003, Class A2, 3.61%, 6/25/14		210	217,943

			347,457

Interest Only Collateralized Mortgage Obligations – 0.6%
Fannie Mae, Series 2010-126, Class UI, 5.50%, 10/25/40		49,755	7,524,405
Ginnie Mae, Series 2011-80, Class KS, 6.39%, 6/20/41 (a)		32,155	4,432,315

			11,956,720

Mortgage-Backed Securities – 12.0%
Fannie Mae Mortgage-Backed Securities:
4.54%, 4/01/14		5,398	5,747,756
7.00%, 3/01/15-11/01/17		772	836,997
7.50%, 4/01/15-8/01/16		476	512,414
6.00%, 2/01/17		30	32,484
5.50%, 11/01/17-10/01/21		15,457	16,783,387
5.00%, 12/01/17-3/01/26		22,134	23,906,838
4.00%, 9/01/18		34,343	36,531,915
6.50%, 4/01/21		1,271	1,388,483
3.00%, 1/01/27 (j)		148,200	152,619,938
3.50%, 1/01/42 (j)		2,200	2,262,563
Freddie Mac Mortgage-Backed Securities:
7.00%, 11/01/15-12/01/16		278	301,522

U.S. Government Sponsored Agency Securities	Par (000)		Value

Mortgage-Backed Securities (concluded)
6.50%, 6/01/16-1/01/19	USD	1,225	$1,342,740
5.50%, 10/01/17		518	557,845

			242,824,882

Total U.S. Government Sponsored Agency Securities – 16.1%			325,783,434

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Notes:
0.25%, 10/31/13		129,265	129,285,165
0.38%, 11/15/14 (k)		83,055	83,106,909
0.88%, 11/30/16 (k)		22,885	22,954,731

Total U.S. Treasury Obligations – 11.6%			235,346,805

Total Long-Term Investments
(Cost – $2,237,381,250) – 110.7%			2,235,800,629

Short-Term Securities	Shares		Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (i)(l)		9,040,976	9,040,976

Total Short-Term Securities
(Cost – $9,040,976) – 0.4%			9,040,976

Total Investments Before TBA Sale Commitments
(Cost – $2,246,422,226*) – 111.1%			2,244,841,605

TBA Sale Commitments (j)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities, 3.00%, 1/01/27	USD	7,200	(7,434,000)

Total TBA Sale Commitments
(Proceeds – $7,375,697) – (0.4)%			(7,434,000)

Total Investments Net of TBA Sale Commitments – 110.7%			2,237,407,605
Liabilities in Excess of Other Assets – (10.7)%			(216,771,201)

Net Assets – 100.0%			$2,020,636,404

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,246,437,828

Gross unrealized appreciation	$25,843,245
Gross unrealized depreciation	(27,439,468)

Net unrealized depreciation	$(1,596,223)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Par is less than $500.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2011	53

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2011	Shares/Par Purchased	Shares/Par Sold		Shares/Par Held at December 31, 2011	Value at December 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	21,497,909	–	(12,456,933	)**	9,040,976	$9,040,976	$14,728
BlackRock Capital Finance LP, Series 1997-R2, Class AP	50,037	–	–		50,037	$ 50,037	$158

**Represents net shares sold.

(j)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2011 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Credit Suisse International	$(41,300)	$(128)
Goldman Sachs Bank USA	$27,574,575	$94,463
JPMorgan Chase Bank, N.A.	$2,303,862	$26,298
Morgan Stanley Capital Services, Inc.	$(7,392,700)	$(58,175)
Royal Bank of Scotland Plc	$125,004,063	$455,250

(k)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(l)	Represents the current yield as of report date.

—	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

Bank of America, N.A.	(0.18)%	12/22/11	Open	$82,738,579	$82,743,544
Deutsche Bank AG	(0.70)%	12/30/11	1/03/12	14,016,410	14,017,500

Total				$96,754,989	$96,761,044

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	5,200,000	USD	8,261,048	Royal Bank of Scotland Plc	1/18/12	$ (186,900)

USD	2,690,107	AUD	2,686,000	Deutsche Bank AG	1/18/12	(50,639)

USD	4,996,270	AUD	4,955,000	Royal Bank of Scotland Plc	1/18/12	(59,723)

USD	5,749,772	GBP	3,743,000	Citibank, N.A.	1/18/12	(62,061)

USD	1,865,742	GBP	1,160,000	Citibank, N.A.	1/18/12	64,586

USD	37,409,455	GBP	24,003,500	Citibank, N.A.	1/18/12	138,723

USD	540,781	GBP	352,000	UBS AG	1/18/12	(5,777)

USD	17,475,202	EUR	12,973,000	Citibank, N.A.	1/25/12	681,940

USD	44,392,563	EUR	32,285,500	Citibank, N.A.	1/25/12	2,599,695

USD	3,835,887	EUR	2,709,000	Royal Bank of Scotland Plc	1/25/12	329,146

USD	81,103,105	JPY	6,300,000,000	Royal Bank of Scotland Plc	2/06/12	(797,403)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 9,395,190	EUR 7,015,000	JPMorgan Chase Bank, N.A.	6/25/12	$ 295,486

Total				$2,947,073

—	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation

1,764	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2012	$389,044,689	$240,996
156	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2012	$19,228,219	112,258
13	Euro Dollar Futures	Chicago Mercantile	June 2013	$3,225,138	44,701
5	Euro Dollar Futures	Chicago Mercantile	September 2013	$1,240,125	19,929
11	Euro Dollar Futures	Chicago Mercantile	December 2013	$2,726,762	49,096
4	Euro Dollar Futures	Chicago Mercantile	March 2014	$990,700	19,189

Total					$486,169

—	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

653	Euro-Schatz	Eurex	March 2012	$93,253,116	$ (2,312)
27	Euro Dollar Futures	Chicago Mercantile	March 2012	$6,706,462	1,087
6	Euro Dollar Futures	Chicago Mercantile	June 2012	$1,489,425	842
10	Euro Dollar Futures	Chicago Mercantile	September 2012	$2,481,625	1,652
18	Euro Dollar Futures	Chicago Mercantile	December 2012	$4,466,025	3,199
9	Euro Dollar Futures	Chicago Mercantile	March 2013	$2,233,125	1,375
12	Euro Dollar Futures	Chicago Mercantile	June 2014	$2,968,050	(7,917)
12	Euro Dollar Futures	Chicago Mercantile	September 2014	$2,963,400	(9,417)

Total					$(11,491)

54	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

—	Credit default swaps on single-name issues – buy protection outstanding as of December 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Hershey Foods Co.	1.00%	Credit Suisse International	12/20/14	USD	2,900	$(54,363)

Whirlpool Corp.	1.00%	Citibank, N.A.	3/20/16	USD	7,300	326,878
Total						$272,515

—	Credit default swaps on single-name issues – sold protection outstanding as of December 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	17,010	$57,542

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation

CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	USD 27,900	$307,292

MCDX. NA Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/21	USD 16,000	665,867

Total					$973,159

—	Credit default swaps on traded indexes - sold protection outstanding as of December 31, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	BBB+	USD	20,800	$117,902

CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	BBB+	USD	7,100	12,674

MCDX.NA Series 14	0.00%	Goldman Sachs Bank USA	6/20/20	AA	USD	8,000	157,571

Total							$288,147

[1]	Using S&P’s rating of the underlying securities.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$249,012,427	$47,079,315	$296,091,742
Corporate Bonds	–	928,701,777	–	928,701,777
Foreign Agency Obligations	–	16,521,242	–	16,521,242
Foreign Government Obligations	–	81,843,278	–	81,843,278
Non-Agency Mortgage-Backed Securities	–	305,209,581	3,442,500	308,652,081
Project Loans	–	–	3,762	3,762
Taxable Municipal Bonds	–	42,856,508	–	42,856,508

BLACKROCK FUNDS II	DECEMBER 31, 2011	55

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

U.S. Government Sponsored Agency Securities	–	$325,783,434	–	$325,783,434
U.S. Treasury Obligations	–	235,346,805	–	235,346,805
Short-Term Securities	$9,040,976	–	–	9,040,976
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(7,434,000)	–	(7,434,000)

Total	$9,040,976	$2,177,841,052	$50,525,577	$2,237,407,605

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$1,588,184	$57,542	$1,645,726
Foreign currency exchange contracts	–	4,109,576	–	4,109,576
Interest rate contracts	$494,324	–	–	494,324
Liabilities:
Credit contracts	–	(54,363)	–	(54,363)
Foreign currency exchange contracts	–	(1,162,503)	–	(1,162,503)
Interest rate contracts	(19,646)	–	–	(19,646)

Total	$474,678	$4,480,894	$57,542	$5,013,114

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total

Assets:
Balance, as of September 30, 2011	$34,799,782	$3,533,037	$3,929	$38,336,748
Accrued discounts/ premiums	823	4,238	(7)	5,054
Net realized gain (loss)	(1,781)	–	4	(1,777)
Net change in unrealized appreciation/ depreciation[2]	440,218	(44,738)	(89)	395,391
Purchases	8,864,819	–	–	8,864,819
Sales	(2,398,309)	–	(75)	(2,398,384)
Transfers in3	9,187,939	–	–	9,187,939
Transfers out[3]	(3,814,176)	(50,037)	–	(3,864,213)

Balance, as of December 31, 2011	$47,079,315	3,442,500	3,762	$50,525,577

[2]	The change in unrealized appreciation/depreciation on investments still held at
December 31, 2011 was $(265,437).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Credit Contracts

	Assets	Liabilities	Total

Balance, as of September 30, 2011	$133,104	–	$133,104
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[4]	42,388	–	42,388
Purchases	–	–	–
Issuances[5]	–	–	–
Sales	–	–	–
Settlements[6]	–	–	–
Transfers in7	–	–	–
Transfers out[7]	(117,950)	–	(117,950)

Balance, as of December 31, 2011	$57,542	–	$57,542

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2011 was $42,388.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivatives is presented when the Fund had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

56	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

321 Henderson Receivables I LLC:
Series 2010-2A, Class A, 4.07%, 1/15/28 (a)	USD	449	$463,635
Series 2010-3A, Class A, 3.82%, 1/15/32 (a)		463	456,081
Capital One Multi-Asset Execution Trust, Series 2004-3C, Class 3C, 6.63%, 4/19/17 (b)	GBP	200	315,409
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)	USD	600	599,490
Santander Consumer Acquired Receivables Trust:
Series 2011-S1A, Class C, 2.01%, 6/15/13 (a)		146	143,626
Series 2011-S1A, Class D, 3.15%, 6/15/13 (a)		147	145,731
Series 2011-WO, Class C, 3.19%, 8/15/14 (a)		180	181,638
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		225	224,410
Series 2010-2, Class C, 3.89%, 7/17/17		265	266,524
Series 2011-S1A, Class B, 1.48%, 7/15/13 (a)		122	121,104
Series 2011-S1A, Class D, 3.10%, 3/15/13 (a)		131	129,820
SLM Student Loan Trust, Series 2008-5, Class A3, 1.72%, 1/25/18 (b)		190	192,968

Total Asset-Backed Securities – 6.2%			3,240,436

Corporate Bonds	Par (000)		Value

Auto Components – 0.2%
BorgWarner, Inc., 4.63%, 9/15/20		85	90,323

Building Products – 0.1%
Lafarge SA, 7.13%, 7/15/36		50	44,147

Capital Markets – 0.3%
Credit Suisse AG, 5.40%, 1/14/20		80	75,453
Morgan Stanley, 5.50%, 7/28/21		100	92,464

			167,917

Chemicals – 0.7%
CF Industries, Inc., 7.13%, 5/01/20		150	177,375
Nalco Co., 6.63%, 1/15/19 (a)		150	173,625

			351,000

Commercial Banks – 3.5%
CIT Group, Inc., 7.00%, 5/01/17		69	68,662
DnB NOR Boligkreditt, 2.90%, 3/29/16 (a)		275	279,564
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		400	397,000
HSBC Bank Plc, 3.10%, 5/24/16 (a)		195	195,012
HSBC Holdings Plc, 6.10%, 1/14/42		40	45,339
ICICI Bank Ltd./Dubai, 4.75%, 11/25/16 (a)		200	190,028
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22		200	191,350
Sparebank 1 Boligkreditt AS, 2.63%, 5/27/16 (a)		475	479,117

			1,846,072

Commercial Services & Supplies – 0.2%
PostNL NV, 5.38%, 11/14/17	EUR	100	129,735

Consumer Finance – 1.8%
Capital One Financial Corp.:
3.15%, 7/15/16	USD	335	336,433

Corporate Bonds	Par (000)		Value

Consumer Finance (concluded)
4.75%, 7/15/21	USD	205	$210,968
Credit Acceptance Corp., 9.13%, 2/01/17 (a)		200	208,500
SLM Corp., 6.25%, 1/25/16		201	195,468

			951,369

Diversified Financial Services – 2.5%
AngloGold Ashanti Holdings Plc, 5.38%, 4/15/20		95	94,378
BP Capital Markets Plc, 3.13%, 10/01/15		100	104,742
Citigroup, Inc.:
5.00%, 9/15/14		80	79,177
8.50%, 5/22/19		235	276,615
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		150	165,501
Ford Motor Credit Co. LLC, 6.63%, 8/15/17		150	163,284
General Electric Capital Corp., 5.50%, 1/08/20		95	104,528
ING Groep NV, 4.13%, 3/23/15		87	111,248
JPMorgan Chase & Co., 4.63%, 5/10/21		170	175,890

			1,275,363

Diversified Telecommunication Services – 0.8%
Intelsat Jackson Holdings SA, 7.25%, 4/01/19 (a)		112	113,680
Level 3 Financing, Inc., 8.13%, 7/01/19 (a)		120	118,200
Virgin Media Secured Finance Plc, 6.50%, 1/15/18		150	159,375

			391,255

Electric Utilities – 1.6%
Alabama Power Co., 3.95%, 6/01/21		110	120,655
The Cleveland Electric Illuminating Co., 5.95%, 12/15/36		65	69,272
Duke Energy Carolinas LLC, 4.25%, 12/15/41		55	57,543
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20		300	316,500
Florida Power Corp., 6.40%, 6/15/38		70	94,948
Jersey Central Power & Light Co., 7.35%, 2/01/19		75	94,170
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		75	78,179

			831,267

Energy Equipment & Services – 0.6%
Ensco Plc:
3.25%, 3/15/16		50	51,007
4.70%, 3/15/21		106	110,389
Transocean, Inc.:
6.50%, 11/15/20		50	51,650
6.38%, 12/15/21		110	116,917

			329,963

Food Products – 0.5%
Kraft Foods, Inc., 6.13%, 2/01/18		150	175,824
Sara Lee Corp., 4.10%, 9/15/20		69	69,636

			245,460

Gas Utilities – 0.2%
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		70	85,399

Health Care Equipment & Supplies – 0.1%
Boston Scientific Corp., 6.25%, 11/15/15		71	78,705

Health Care Providers & Services – 0.3%
HCA, Inc., 6.50%, 2/15/20		152	157,700

Hotels, Restaurants & Leisure – 0.2%
MGM Resorts International, 10.38%, 5/15/14		110	125,675

BLACKROCK FUNDS II	DECEMBER 31, 2011	57

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Household Products – 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.88%, 8/15/19 (a)	USD	225	$235,125

Independent Power Producers & Energy Traders – 0.1%
Constellation Energy Group, Inc., 7.60%, 4/01/32		25	32,216

Insurance – 2.7%
American International Group, Inc., 5.45%, 5/18/17		110	105,120
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		180	171,575
Hartford Financial Services Group, Inc., 6.00%, 1/15/19		90	92,366
Lincoln National Corp., 6.25%, 2/15/20		200	215,485
Manulife Financial Corp., 3.40%, 9/17/15		150	150,837
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		250	269,182
Prudential Financial, Inc.:
4.75%, 9/17/15		250	263,973
5.38%, 6/21/20		140	149,832

			1,418,370

Machinery – 0.1%
Navistar International Corp., 3.00%, 10/15/14		30	32,325

Media – 3.0%
CBS Corp., 8.88%, 5/15/19		100	128,439
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		220	254,100
Clear Channel Worldwide Holdings, Inc., 9.25%, 12/15/17		50	54,000
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		136	193,786
CSC Holdings LLC, 8.50%, 4/15/14		77	85,181
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16		87	88,131
NBCUniversal Media LLC, 5.15%, 4/30/20		100	111,338
The New York Times Co., 6.63%, 12/15/16		520	527,098
Time Warner Cable, Inc., 5.50%, 9/01/41		100	105,380

			1,547,453

Metals & Mining – 0.7%
Barrick Gold Corp., 2.90%, 5/30/16		187	191,926
Cliffs Natural Resources, Inc., 4.88%, 4/01/21		160	159,423

			351,349

Multiline Retail – 0.7%
Dollar General Corp., 11.88%, 7/15/17 (c)		135	149,175
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		100	111,747
7.45%, 7/15/17		83	96,910

			357,832

Multi-Utilities – 0.2%
CenterPoint Energy, Inc., 6.50%, 5/01/18		100	116,741

Oil, Gas & Consumable Fuels – 4.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		52	58,945
6.38%, 9/15/17		225	260,805
Arch Coal, Inc., 7.25%, 10/01/20		70	71,575
Chesapeake Energy Corp., 6.63%, 8/15/20		216	231,660
Consol Energy, Inc., 8.00%, 4/01/17		70	76,650
Denbury Resources, Inc., 8.25%, 2/15/20		85	94,988
El Paso Corp., 6.50%, 9/15/20		100	108,099
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		70	77,149

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Enterprise Products Operating LLC, 6.13%, 10/15/39	USD	130	$145,206
Kinder Morgan Energy Partners LP, 6.38%, 3/01/41		50	56,362
Marathon Petroleum Corp., 6.50%, 3/01/41		100	113,323
MEG Energy Corp., 6.50%, 3/15/21 (a)		145	148,263
Nexen, Inc., 7.50%, 7/30/39		250	299,697
Range Resources Corp., 7.25%, 5/01/18		160	171,200
Rockies Express Pipeline LLC:
3.90%, 4/15/15 (a)		133	131,430
6.85%, 7/15/18 (a)		62	64,058
Western Gas Partners LP, 5.38%, 6/01/21		205	217,335
Williams Partners LP, 4.13%, 11/15/20		45	46,182

			2,372,927

Paper & Forest Products – 0.5%
Clearwater Paper Corp., 7.13%, 11/01/18		150	156,000
Inversiones CMPC SA, 4.75%, 1/19/18 (a)		100	104,327

			260,327

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		125	127,142

Real Estate Investment Trusts (REITs) – 0.9%
ERP Operating LP, 4.63%, 12/15/21		70	71,383
Hospitality Properties Trust, 5.63%, 3/15/17		100	101,279
Mack-Cali Realty LP, 7.75%, 8/15/19		80	95,330
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		80	77,212
Vornado Realty LP, 5.00%, 1/15/22		105	105,870

			451,074

Real Estate Management & Development – 0.9%
Franshion Development Ltd., 6.75%, 4/15/21 (a)		200	156,500
Realogy Corp., 7.88%, 2/15/19 (a)		134	116,580
The Unique Pub Finance Co. Plc, Series A4, 5.66%, 6/30/27	GBP	125	118,415
WEA Finance LLC, 4.63%, 5/10/21 (a)	USD	90	88,334

			479,829

Road & Rail – 0.4%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		165	197,408

Software – 0.4%
First Data Corp., 7.38%, 6/15/19 (a)		185	173,900
Oracle Corp., 5.38%, 7/15/40		25	30,457

			204,357

Specialty Retail – 0.0%
Punch Taverns Finance Plc, 7.27%, 4/15/22	GBP	20	27,022

Thrifts & Mortgage Finance – 0.8%
Radian Group, Inc.:
5.63%, 2/15/13	USD	320	206,800
5.38%, 6/15/15		400	185,000

			391,800

Wireless Telecommunication Services – 0.3%
Cricket Communications, Inc., 7.75%, 5/15/16		132	136,290
MetroPCS Wireless, Inc., 7.88%, 9/01/18		18	18,248

			154,538

Total Corporate Bonds – 30.5%			15,859,185

58	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value

Bank of India, 6.25%, 2/16/21	USD	260	$248,343
Gazprom OAO Via RBS AG, 9.63%, 3/01/13		300	319,500
Hydro Quebec:
9.40%, 2/01/21		110	167,559
8.05%, 7/07/24		135	200,759
National Agricultural Cooperative Federation, 3.50%, 2/08/17 (a)		200	194,187
Petrobras International Finance Co., 5.75%, 1/20/20		245	262,179
Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.30%, 5/15/17		230	229,713

Total Foreign Agency Obligations – 3.1%			1,622,240

Foreign Government Obligations	Par (000)		Value

Brazil — 0.1%
Federative Republic of Brazil, 7.13%, 1/20/37		25	34,500

Italy — 1.3%
Buoni Poliennali del Tesoro, 4.75%, 9/15/16	EUR	565	693,091

Mexico — 0.4%
United Mexican States:
5.63%, 1/15/17	USD	100	115,000
5.13%, 1/15/20		85	97,113

			212,113

Poland — 0.6%
Republic of Poland:
6.38%, 7/15/19		60	66,450
5.13%, 4/21/21		240	244,200

			310,650

Russia — 0.8%
Russia Foreign Bond, 7.50%, 3/31/30 (d)		342	397,554

South Africa — 0.4%
Republic of South Africa, 5.50%, 3/09/20		200	224,000

Total Foreign Government Obligations — 3.6%			1,871,908

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations – 11.0%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 5.68%, 3/25/37 (b)		113	98,217
Banc of America Funding Corp., Series 2005-H, Class 2A1, 2.74%, 11/20/35 (b)		599	370,932
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-8, Class 14A1, 5.39%, 11/25/34 (b)		605	526,274
Series 2005-1, Class 4A1, 5.23%, 3/25/35 (b)		315	276,035
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		1,266	940,255
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		474	311,417
Series 2006-OA21, Class A1, 0.47%, 3/20/47 (b)		557	246,691
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-1, Class A2, 6.00%, 3/25/36		272	206,981
Credit Suisse Mortgage Capital Certificates:
Series 2006-5, Class 3A3, 6.50%, 6/25/36		861	457,924

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Collateralized Mortgage Obligations (concluded)
Series 2006-8, Class 3A1, 6.00%, 10/25/21	USD	241	$190,458
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.12%, 6/19/35 (b)		404	355,837
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.76%, 1/25/35 (b)		315	280,323
Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, 0.45%, 12/19/36 (b)		462	221,088
IndyMac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1, 5.43%, 9/25/36 (b)		514	354,039
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 6/25/21		143	134,229
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 5.22%, 4/25/47 (b)		420	252,014
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A8, 2.48%, 10/25/35 (b)		351	276,974
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR18, Class 2A1, 5.39%, 11/25/36 (b)		312	230,859

			5,730,547

Commercial Mortgage-Backed Securities — 8.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.62%, 7/10/12 (b)		165	166,512
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM, 5.45%, 12/15/15 (b)		40	37,933
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48		250	273,876
Credit Suisse Mortgage Capital Certificates:
Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)		195	196,687
Series 2007-C3, Class A2, 5.71%, 6/15/39 (b)		280	281,403
Series 2010-RR1, Class 2A, 5.69%, 7/15/17 (a)(b)		100	112,357
Extended Stay America Trust, Series 2010-ESHA, Class C, 4.86%, 11/05/15 (a)		290	293,597
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.79%, 5/10/17 (b)		270	293,216
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3, 5.45%, 7/12/16		284	298,247
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		340	356,486
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		250	263,968
Series 2007-IQ15, Class A2, 5.84%, 8/11/12 (b)		250	253,122
Morgan Stanley Reremic Trust:
Series 2009-IO, Class B, 6.15%, 11/17/14 (a)(e)		450	378,000
Series 2011-IO, Class A, 2.50%, 1/23/14 (a)		80	79,385
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 4/16/17 (a)(b)		450	496,146

BLACKROCK FUNDS II	DECEMBER 31, 2011	59

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value

Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A4, 5.90%, 7/15/17 (b)	USD	540	$584,675
Series 2007-C34, Class A3, 5.68%, 7/15/17		100	109,701

			4,475,311

Total Non-Agency Mortgage-Backed Securities – 19.6%			10,205,858

Preferred Securities	Par (000)/ Shares		Value

Capital Trusts
Capital Markets – 0.1%
Credit Suisse AG/Guernsey, 5.86% (b)(f)		100	81,250

Commercial Banks – 0.3%
Fifth Third Capital Trust IV, 6.50%, 4/15/37 (b)		145	142,100

Diversified Financial Services – 0.3%
ABN AMRO North American Holding Preferred Capital Repackage Trust I, 6.52% (a)(b)(f)		160	109,000
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		55	55,206
			164,206

Insurance – 0.5%
American International Group, Inc., 8.18%, 5/15/58 (b)		35	31,150
Swiss Re Capital I LP, 6.85% (a)(b)(f)		155	131,728
XL Group Plc, 6.50% (b)(f)		110	86,075
			248,953

Total Capital Trusts – 1.2%			636,509

Preferred Stocks
Diversified Financial Services – 0.2%
Citigroup Capital XIII, 0.05%		3,689	96,135

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, 7.75%		10,000	13,200

Total Preferred Stocks – 0.2%			109,335

Total Preferred Securities – 1.4%			745,844

Taxable Municipal Bonds	Par (000)		Value

New York City Municipal Water Finance Authority RB:
5.38%, 6/15/43	USD	120	132,985
5.50%, 6/15/43		145	162,747

Total Taxable Municipal Bonds – 0.6%			295,732

U.S. Government Sponsored Agency Securities	Par (000)		Value

Collateralized Mortgage Obligations – 0.6%
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21 (b)		270	296,856

U.S. Government Sponsored Agency Securities		Par (000)	Value

Interest Only Collateralized Mortgage Obligations – 2.9%
Fannie Mae:
Series 2007-30, Class JI, 6.15%, 4/25/37 (b)	USD	498	$75,882
Series 2007-39, Class EI, 6.46%, 5/25/37 (b)		679	101,338
Series 2010-123, Class SE, 5.73%, 11/25/40 (b)		952	106,411
Series 2010-135, Class SD, 5.71%, 6/25/39 (b)		550	82,432
Freddie Mac:
Series 3716, Class PI, 4.50%, 4/15/38		816	109,723
Series 3751, Class SB, 5.76%, 5/15/39 (b)		452	67,243
Series 3780, Class SM, 6.22%, 12/15/40 (b)		1,088	161,854
Series 3946, Class SG, 6.37%, 10/15/39 (b)		595	94,835
Ginnie Mae:
Series 2009-104, Class SD, 6.07%, 11/16/39 (b)		889	128,918
Series 2010-101, Class S, 5.72%, 8/20/40 (b)		555	93,603
Series 2010-26, Class QS, 5.97%, 2/20/40 (b)		1,123	192,940
Series 2010-42, Class DS, 5.42%, 4/20/40 (b)		693	89,706
Series 2011-66, Class PI, 4.50%, 9/16/39		916	114,224
Series 2011-80, Class KS, 6.39%, 6/20/41 (b)		698	96,159

			1,515,268

Mortgage-Backed Securities – 55.3%
Fannie Mae Mortgage-Backed Securities:
5.50%, 1/01/27-1/01/42 (g)		4,500	4,897,344
4.00%, 1/01/41-1/01/42 (g)		6,193	6,531,087
4.50%, 4/01/41-1/01/42 (g)		5,596	5,954,842
3.50%, 1/01/42 (g)		4,200	4,319,437
5.00%, 1/01/42 (g)		1,500	1,620,469
6.00%, 1/01/42 (g)		4,900	5,390,375

			28,713,554

Total U.S. Government Sponsored Agency Securities – 58.8%			30,525,678

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bonds, 3.13%, 11/15/41 (h)		1,100	1,152,422
U.S. Treasury Inflation Indexed Bonds, 2.13%, 2/15/41		501	677,299
U.S. Treasury Notes:
0.25%, 12/15/14		760	757,506
1.00%, 10/31/16 (i)		5	5,048
1.38%, 11/30/18		105	105,361
2.00%, 11/15/21		2,810	2,842,051

Total U.S. Treasury Obligations – 10.7%			5,539,687

Total Long-Term Investments
(Cost – $70,147,039) – 134.5%			69,906,568

60	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)/ Shares		Value

Borrowed Bond Agreements – 7.9%
Barclays Bank Plc:
(0.50)%, Open	EUR	94	$121,174
1.25%, Open		142	183,713
1.25%, Open		72	92,618
0.35%, Open		56	73,112
0.15%, Open		57	73,261
0.38%, Open		56	72,154
0.30%, Open		103	132,686
BNP Paribas SA, 0.06%, Open	USD	10	10,212
Citibank, N.A.:
(0.25)%, Open	EUR	109	140,588
0.30%, Open		924	1,195,884
Credit Suisse International, 0.15%, Open		46	59,293
Deutsche Bank AG, (0.21)%, Open	USD	1,970	1,970,000

			4,124,695

Money Market Funds – 7.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (j)(k)		3,660,222	3,660,222

Total Short-Term Securities
(Cost – $7,926,533) – 15.0%			7,784,917

Options Purchased	Contracts		Value

Exchange-Traded Call Options – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 132, Expires 1/27/12		5	2,031
U.S. Treasury Notes (10 Year), Strike Price USD 133, Expires 1/27/12		12	2,063
			4,094

Exchange-Traded Put Options – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 99, Expires 1/13/12		19	119
Euro-Bobl (1 Year) Mid-Curve, Strike Price USD 99, Expires 3/16/12		42	4,200
U.S. Treasury Notes (10 Year), Strike Price USD 127, Expires 1/27/12		11	516
U.S. Treasury Notes (10 Year), Strike Price USD 128, Expires 1/27/12		6	562
			5,397

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Call Options – 0.0%
EUR Currency, Strike Price USD 1.45, Expires 2/17/12, Broker Citibank, N.A.	EUR	1,075	264
USD Currency, Strike Price AUD 0.92, Expires 1/09/12, Broker Deutsche Bank AG	USD	700	–
USD Currency, Strike Price AUD 0.92, Expires 1/09/12, Broker Deutsche Bank AG		700	–
USD Currency, Strike Price JPY 79.50, Expires 2/07/12, Broker Deutsche Bank AG		610	1,391
USD Currency, Strike Price JPY 81, Expires 1/13/12, Broker Citibank, N.A.		850	17
			1,672

Over-the-Counter Put Options – 0.5%
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Citibank, N.A.	EUR	800	445
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Deutsche Bank AG		800	445
EUR Currency, Strike Price USD 1.30, Expires 2/03/12, Broker Citibank, N.A.		2,415	52,979
EUR Currency, Strike Price USD 1.30, Expires 3/21/12, Broker Citibank, N.A.		1,420	51,202

Options Purchased	Notional Amount (000)			Value

Over-the-Counter Put Options (concluded)
EUR Currency, Strike Price USD 1.35, Expires 2/03/12, Broker Citibank, N.A.	EUR	2,415		$134,964

				240,035

Over-the-Counter Call Swaptions – 0.1%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	2,800		56,555
Receive a fixed rate of 1.950% and pay a floating rate based on 3-month LIBOR, Expires 3/23/12, Broker Deutsche Bank AG		1,400		15,114
Sold credit default protection on Dow Jones CDX North American High Yield Index Series 17 Version 2, Strike Price USD 92, Expires 1/18/12, Broker Morgan Stanley Capital Services, Inc. (l)		570	(m)	10,619

				82,288

Over-the-Counter Put Swaptions – 0.1%
Pay a fixed rate of 1.350% and receive a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG		5,500		6,163
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		2,800		–
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		1,400		–
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 1/27/12, Broker Citibank, N.A.		1,200		146
Pay a fixed rate of 2.750% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank, N.A.		1,000		5,151
Pay a fixed rate of 2.850% and receive a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Bank of America, N.A.		1,000		–
Pay a fixed rate of 2.850% and receive a floating rate based on 3-month LIBOR, Expires 2/24/12, Broker Bank of America, N.A.		1,100		550
Pay a fixed rate of 2.950% and receive a floating rate based on 3-month LIBOR, Expires 6/14/12, Broker Deutsche Bank AG		200		7,334
Pay a fixed rate of 3.500% and receive a floating rate based on 3-month LIBOR, Expires 11/08/12, Broker Citibank, N.A.	EUR	600		15,337

				34,681

Total Options Purchased
(Cost – $463,703) – 0.7%				368,167

Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds
(Cost – $78,537,275*) – 150.2%				78,059,652

BLACKROCK FUNDS II	DECEMBER 31, 2011	61

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio
(Percentages shown are based on Net Assets)

TBA Sale Commitments (g)	Par (000)		Value

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/42	USD	1,100	$(1,131,281)
4.00%, 1/01/42		4,100	(4,303,670)
4.50%, 1/01/42		2,600	(2,766,562)
5.00%, 1/01/42		700	(756,219)
5.50%, 1/01/42		3,400	(3,694,000)
6.00%, 1/01/42		2,100	(2,311,969)

Total TBA Sale Commitments
(Proceeds – $14,910,926) – (28.8)%			(14,963,701)

Options Written	Notional Amount (000)			Value

Over-the-Counter Call Options – (0.0)%
USD Currency, Strike Price AUD 0.92, Expires 1/09/12, Broker Citibank, N.A.		1,400		–
USD Currency, Strike Price JPY 79.50, Expires 2/07/12, Broker Deutsche Bank AG		610		(1,391)

				(1,391)

Over-the-Counter Put Options – (0.4)%
EUR Currency, Strike Price USD 1.25, Expires 3/21/12, Broker Citibank, N.A.	EUR	1,420		(25,969)
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Goldman Sachs Bank USA		800		(445)
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Royal Bank of Scotland Plc		800		(445)
EUR Currency, Strike Price USD 1.30, Expires 2/03/12, Broker Deutsche Bank AG		2,415		(52,979)
EUR Currency, Strike Price USD 1.35, Expires 2/03/12, Broker Citibank, N.A.		2,415		(134,964)

				(214,802)

Over-the-Counter Call Swaptions – (0.1)%
Pay a fixed rate of 2.070% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG	USD	1,900		(50,052)
Pay a fixed rate of 2.555% and receive a floating rate based on 3-month LIBOR, Expires 12/19/13, Broker Deutsche Bank AG		300		(15,101)
Pay a fixed rate of 2.600% and receive a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank, N.A.		300		(15,775)

				(80,928)

Over-the-Counter Put Swaptions – (0.1)%
Receive a fixed rate of 2.070% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker UBS AG		1,900		–
Receive a fixed rate of 2.555% and pay a floating rate based on 3-month LIBOR, Expires 12/19/13, Broker Deutsche Bank AG		300		(14,898)
Receive a fixed rate of 2.600% and pay a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank, N.A.		300		(14,273)
Sold credit default protection on Dow Jones CDX North American High Yield Index Series 17 Version 2, Strike Price USD 82, Expires 1/18/12, Broker Morgan Stanley Capital Services, Inc. (l)		428	(m)	(74)

				(29,245)

Total Options Written
(Premiums Received – $329,851) – (0.6)%				(326,366)

Borrowed Bonds	Par (000)		Value

Foreign Government Obligations – (2.9)%
Belgium Government Bond, 4.25%, 9/28/21	EUR	210	$(274,502)
France Government Bond O.A.T., 3.75%, 4/25/17		840	(1,167,400)
Portugal Obrigacoes do Tesouro OT, 4.20%, 10/15/16		50	(40,406)

			(1,482,308)

U.S. Treasury Obligations – (3.8)%
U.S. Treasury Notes,
0.88%, 11/30/16	USD	1,970	(1,976,003)
1.75%, 10/31/18		10	(10,292)

			(1,986,295)

Total Borrowed Bonds
(Proceeds – $3,496,304) – (6.7)%			(3,468,603)

Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds – 114.1%			59,300,982
Liabilities in Excess of Other Assets – (14.1)%			(7,337,838)

Net Assets – 100.0%			$51,963,144

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$78,568,249

Gross unrealized appreciation	$1,150,350
Gross unrealized depreciation	(1,658,947)

Net unrealized depreciation	$(508,597)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2011 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$1,094	$ 313
BNP Paribas SA	$925,594	$ 6,750
Credit Suisse International	$1,774,453	$10,074
Deutsche Bank AG	$(844,654)	$ (1,807)
Goldman Sachs Bank USA	$(630,000)	$ (5,250)
JPMorgan Chase Bank, N.A.	$5,716,281	$28,035
Morgan Stanley Capital Services, Inc.	$(411,375)	$ (2,000)
Royal Bank of Scotland Plc	$4,049,875	$21,473
Wells Fargo & Co.	$(840,000)	$ (3,250)

(h)	All or a portion of security has been pledged as collateral in connection with swaps.
(i)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

62	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

(j)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Shares Purchased		Shares Sold	Shares Held at December 31, 2011	Value at December 31, 2011	Realized Gain (Loss)	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	176,263	3,483,959	*	–	3,660,222	$3,660,222	$3	$1,198
iShares JPMorgan USD Emerging Markets Bond Fund	5,000	–		(5,000)	–	–	$(15,052)	$2,203

      * Represents net shares purchased.

(k)	Represents the current yield as of report date.
(l)	Rated B using S&P’s rating of the underlying securities.
(m)	The maximum potential amount that the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

Credit Suisse International	0.05%	12/05/11	Open	$5,019	$5,019

[1]Certain agreements have no stated maturity and can be terminated by either party at any time.
—	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK 1,545,000	SEK	1,810,562	Goldman Sachs Bank USA	1/09/12	$ (4,707)

NOK 1,545,000	SEK	1,806,955	UBS AG	1/09/12	(4,183)

SEK 1,584,793	NOK	1,350,000	Citibank, N.A.	1/09/12	4,512

SEK 626,188	NOK	532,500	Deutsche Bank AG	1/09/12	1,936

SEK 793,128	NOK	675,000	Goldman Sachs Bank USA	1/09/12	2,362

SEK 625,049	NOK	532,500	UBS AG	1/09/12	1,770

AUD 50,000	CAD	52,217	UBS AG	1/18/12	(215)

CAD 51,729	AUD	50,000	Royal Bank of Scotland Plc	1/18/12	(264)

GBP 160,000	USD	249,256	Royal Bank of Scotland Plc	1/18/12	(821)

USD 661,583	GBP	424,500	Citibank, N.A.	1/18/12	2,453

USD 42,676	JPY	3,270,000	Royal Bank of Scotland Plc	1/18/12	180

EUR 100,000	USD	130,628	Citibank, N.A.	1/25/12	(1,181)

EUR 155,000	USD	208,750	Deutsche Bank AG	1/25/12	(8,106)

EUR 400,000	USD	538,658	Royal Bank of Scotland Plc	1/25/12	(20,866)

EUR 100,000	USD	133,335	Royal Bank of Scotland Plc	1/25/12	(3,887)

USD 394,124	EUR	289,000	Citibank, N.A.	1/25/12	20,020

USD 1,471,250	EUR	1,070,000	Citibank, N.A.	1/25/12	86,159

USD 30,558	EUR	22,000	Royal Bank of Scotland Plc	1/25/12	2,080

USD 277,054	EUR	205,000	Royal Bank of Scotland Plc	1/25/12	11,686

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CNY 1,620,000	USD	256,431	Goldman Sachs Bank USA	2/15/12	$ 717
USD 254,357	CNY	1,620,000	HSBC Securities, Inc.	2/15/12	(2,791)

USD 258,358	EUR	195,000	Citibank, N.A.	3/14/12	5,810

Total					$92,664

—	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

40	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2012	$4,930,312	$21,263
7	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2012	$1,013,688	10,512
32	Euro Dollar Futures	Chicago Mercantile	December 2014	$7,889,200	18,650
32	Euro Dollar Futures	Chicago Mercantile	March 2015	$7,878,000	22,668
21	3-month EURIBOR	London	March 2012	$6,721,413	6,633
2	3-month EURIBOR	London	March 2014	$638,905	2,058
2	3-month EURIBOR	London	June 2014	$638,096	2,187
2	3-month EURIBOR	London	September 2014	$637,190	2,430
2	3-month EURIBOR	London	December 2014	$636,155	2,479
5	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 133	Eurex	February 2012	$647	(4,549)

Total					$84,331

BLACKROCK FUNDS II	DECEMBER 31, 2011	63

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

—	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

21	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2012	$4,631,484	$ (69)
65	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2012	$8,523,125	(64,926)
15	Euro Dollar Futures	Chicago Mercantile	March 2012	$3,725,813	667
14	Euro Dollar Futures	Chicago Mercantile	June 2012	$3,475,325	1,563
13	Euro Dollar Futures	Chicago Mercantile	September 2012	$3,226,113	1,886
10	Euro Dollar Futures	Chicago Mercantile	December 2012	$2,481,125	2,102
10	Euro Dollar Futures	Chicago Mercantile	March 2013	$2,481,250	1,540
10	Euro Dollar Futures	Chicago Mercantile	June 2013	$2,480,875	1,269
7	Euro Dollar Futures	Chicago Mercantile	September 2013	$1,736,175	594
7	Euro Dollar Futures	Chicago Mercantile	December 2013	$1,735,213	(897)
5	Euro Dollar Futures	Chicago Mercantile	March 2014	$1,238,375	(1,049)
4	Euro Dollar Futures	Chicago Mercantile	June 2014	$989,350	(614)
1	Euro Dollar Futures	Chicago Mercantile	September 2014	$246,950	(60)
1	Euro-Bobl	Eurex	March 2012	$161,923	(2,781)
76	Euro-Schatz	Eurex	March 2012	$10,853,349	(27,921)

Total					$(88,696)

—	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

1.24%(a)	6-month EURIBOR	Citibank, N.A.	12/13/13	EUR	9,705	$ 10,048

1.41%(b)	3-month LIBOR	Deutsche Bank AG	12/20/13	USD	1,100	(15,085)

0.73%(a)	3-month LIBOR	Bank of America, N.A.	12/22/13	USD	1,300	222

0.73%(a)	3-month LIBOR	Citibank, N.A.	12/22/13	USD	300	59

0.74%(a)	3-month LIBOR	Deutsche Bank AG	12/22/13	USD	600	132

0.74%(a)	3-month LIBOR	Deutsche Bank AG	12/22/13	USD	1,200	384

1.41%(a)	3-month LIBOR	Deutsche Bank AG	3/29/14	USD	300	5,558

1.01%(a)	3-month LIBOR	Deutsche Bank AG	6/23/14	USD	1,100	7,081

0.97%(a)	3-month LIBOR	UBS AG	7/26/14	USD	1,200	10,368

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.80%(a)	3-month LIBOR	Citibank, N.A.	8/09/14	USD	1,200	$ 3,968

2.06%(b)	3-month LIBOR	Citibank, N.A.	5/11/16	USD	1,500	(65,381)

1.25%(b)	3-month LIBOR	Deutsche Bank AG	10/05/16	USD	100	(541)

2.04%(a)	6-month EURIBOR	Deutsche Bank AG	10/06/17	EUR	860	11,770

3.27%(b)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	270	(31,668)

2.73%(b)	3-month LIBOR	Deutsche Bank AG	8/05/21	USD	200	(15,283)

2.57%(a)	3-month LIBOR	Deutsche Bank AG	8/08/21	USD	200	12,305

2.60%(a)	3-month LIBOR	Citibank, N.A.	8/10/21	USD	100	6,418

2.35%(a)	3-month LIBOR	Deutsche Bank AG	8/12/21	USD	200	8,159

2.15%(a)	3-month LIBOR	Deutsche Bank AG	9/08/21	USD	100	1,996

2.31%(b)	3-month LIBOR	Deutsche Bank AG	10/27/21	USD	100	(3,041)

2.24%(b)	3-month LIBOR	Credit Suisse International	12/05/21	USD	400	(8,544)

2.21%(b)	3-month LIBOR	Deutsche Bank AG	12/09/21	USD	200	(3,496)

2.20%(b)	3-month LIBOR	Deutsche Bank AG	12/12/21	USD	300	(5,108)

2.20%(a)	3-month LIBOR	JPMorgan Chase Bank, N.A.	12/12/21	USD	300	5,108

2.07%(a)	3-month LIBOR	Deutsche Bank AG	12/22/21	USD	200	769

2.18%(b)	3-month LIBOR	Deutsche Bank AG	12/29/21	USD	300	(4,313)

3.00%(b)	3-month LIBOR	UBS AG	1/03/22	USD	700	(55,254)

2.58%(b)	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	50	(407)

2.68%(b)	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	100	(3,548)

Total						$(127,324)

(a)  Fund pays a floating interest rate and receives fixed rate.

(b)  Fund pays a fixed interest rate and receives floating rate.

64	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

—	Credit default swaps on single-name issues – buy protection outstanding as of December 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Radian Group, Inc.	5.00%	Citibank, N.A.	3/20/13	USD	400	$ 120,613

Radian Group, Inc.	5.00%	Citibank, N.A.	6/20/15	USD	400	158,669

Republic of Portugal	1.00%	Deutsche Bank AG	6/20/16	USD	50	4,614

PostNL NV	1.00%	BNP Paribas SA	12/20/16	EUR	100	3,235

The New York Times Co.	1.00%	Barclays Bank Plc	12/20/16	USD	650	1,058

Sara Lee Corp.	1.00%	JPMorgan Chase Bank, N.A.	3/20/17	USD	98	(329)

Total						$ 287,860

—	Credit default swaps on single-name issues – sold protection outstanding as of December 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Aviva USA Corp.	1.00%	Deutsche Bank AG	5/25/12	NR	USD	330	$ 1,227

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/14	AA-	USD	40	581

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/14	AA-	USD	1	25

Assured Guaranty Corp.	5.00%	Citibank, N.A.	3/20/15	AA-	USD	5	137

MetLife, Inc.	1.00%	Credit Suisse International	9/20/16	A-	USD	40	(262)

MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	100	(1,396)

MetLife, Inc.	1.00%	Goldman Sachs Bank USA	9/20/16	A-	USD	75	(1,206)

MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD	130	(2,014)

Issuer	Receive Fixed Rate	Counterparty	Expiration	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

MetLife, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	9/20/16	A-	USD	75	$ (1,777)

Assured Guaranty Corp.	5.00%	Citibank, N.A.	12/20/16	AA-	USD	57	2,375

Total							$ (2,310)

[1]	Using S&P’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

—	Credit default swaps on traded indexes - buy protection outstanding as of December 31, 2011 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

CDX.EM Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	12/20/15	USD	600	$ 27,451

iTraxx Sub Financials Series 15 Version 1	1.00%	Credit Suisse International	6/20/16	EUR	250	18,398

CDX.NA.IG Series 16 Version 1	1.00%	Credit Suisse International	6/20/16	USD	105	(359)

CDX.NA.IG Series 16 Version 1	1.00%	JPMorgan Chase Bank, N.A.	6/20/16	USD	6	(8)

CDX.NA.IG Series 16 Version 1	1.00%	Morgan Stanley Capital Services, Inc.	6/20/16	USD	400	(3,557)

CDX.NA.IG Series 17 Version 1	1.00%	Citibank, N.A.	12/20/16	USD	300	(1,715)

CDX.NA.IG Series 17 Version 1	1.00%	Deutsche Bank AG	12/20/16	USD	400	(2,448)

Total						$ 37,762

BLACKROCK FUNDS II	DECEMBER 31, 2011	65

Schedule of Investments (continued)	BlackRock Multi-Sector Bond Portfolio

—	Total return swaps outstanding as of December 31, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.62%(a)	Bank of America, N.A.	6/27/21	USD	580	$17,883
Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.63%(a)	BNP Paribas SA	6/27/21	USD	580	18,790
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.45%(a)	Deutsche Bank AG	9/07/21	USD	580	7,469
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.35%(a)	Deutsche Bank AG	9/08/21	USD	580	(1,260)
Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.18%(a)	Bank of America, N.A.	10/06/21	USD	445	(6,777)
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Citibank, N.A.	1/12/39	USD	707	20,455
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Credit Suisse International	1/12/39	USD	505	1,023
Return on Markit IOS 5.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	289	3,367
Return on Markit IOS 5.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	398	4,382
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	1,010	(241)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Credit Suisse International	1/12/41	USD	579	1,128

Total							$66,219

(a)	Net payment made at termination.
—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$2,684,555	$555,881	$3,240,436
Corporate Bonds	–	15,859,185	–	15,859,185
Foreign Agency Obligations	–	1,622,240	–	1,622,240
Foreign Government Obligations	–	1,871,908	–	1,871,908
Non-Agency Mortgage-Backed Securities	–	10,205,858	–	10,205,858
Preferred Securities	$109,335	636,509	–	745,844
Taxable Municipal Bonds	–	295,732	–	295,732
U.S. Government Sponsored Agency Securities	–	30,525,678	–	30,525,678
U.S. Treasury Obligations	–	5,539,687	–	5,539,687
Short-Term Securities .	3,660,222	4,124,695	–	7,784,917

66	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock Multi-Sector Bond Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Investments in Securities:
TBA Sale Commitments	–	$(14,963,701)	–	$(14,963,701)
Borrowed Bonds	–	(3,468,603)	–	(3,468,603)

Total	$3,769,557	$54,933,743	$555,881	$59,259,181

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$347,775	$1,227	$349,002
Foreign currency exchange contracts	–	381,392	–	381,392

Valuation Inputs	Level 1	Level 2	Level 3	Total

Interest rate contracts	$107,992	$190,695	–	$298,687
Other contracts	–	74,497	–	74,497
Liabilities:
Credit contracts	–	(15,145)	–	(15,145)
Foreign currency exchange contracts	–	(263,214)	–	(263,214)
Interest rate contracts	(102,866)	(321,768)	–	(424,634)
Other contracts	–	(8,278)	–	(8,278)

Total	$5,126	$385,954	$1,227	$392,307

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Collateralized Debt Obligations	U.S. Government Sponsored Agency Securities	Total

Assets:
Balance, as of September 30, 2011	$1,225,502	$ 395,000	$ 287,900	$1,908,402
Accrued discounts/premiums	4	1,066	–	1,070
Net realized gain (loss)	(6,607)	(47,939)	(50,476)	(105,022)
Net change in unrealized appreciation/depreciation[2]	(25,621)	50,542	49,433	74,354
Purchases	–	–	–	–
Sales	(454,949)	(398,669)	(286,857)	(1,140,475)
Transfers in3	–	–	–	–
Transfers out[3]	(182,448)	–	–	(182,448)

Balance, as of December 31, 2011	$555,881	–	–	$555,881

[2]	The change in unrealized appreciation/depreciation on investments still held at December 31, 2011 was $(29,131).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
	Assets	Liabilities	Total

Balance, as of September 30, 2011	$405	–	$405
Accrued discounts/premiums	–	–	–
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[4]	822	–	822
Purchases	–	–	–
Issuances[5]	–	–	–
Sales	–	–	–
Settlements[6]	–	–	–
Transfers in7	–	–	–
Transfers out[7]	–	–	–

Balance, as of December 31, 2011	$1,227	–	$1,227

[4]	The change in unrealized appreciation/depreciation on swaps still held at December 31, 2011 was $822.

[5]	Issuances represent upfront cash received on certain derivative financial instruments.

[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

[7]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK FUNDS II	DECEMBER 31, 2011	67

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)			Value

Conseco Financial Corp., Series 1997-5, Class A7, 7.13%, 5/15/29 (a)	USD	467		$479,102
Fannie Mae Whole Loan, Series 1996-W1, Class AL, 7.25%, 3/25/26 (a)		105		118,108
SLM Student Loan Trust:
Series 2008-5, Class A2, 1.52%, 10/25/16 (a)		3,000		3,019,867
Series 2008-5, Class A3, 1.72%, 1/25/18 (a)		1,130		1,147,653
Series 2008-5, Class A4, 2.12%, 7/25/23 (a)		3,040		3,119,873
Structured Asset Receivables Trust Certificates, Series 2003-2A, 1.99%, 1/21/12 (a)(b)		1		1,272
U.S. Small Business Administration, Series 2003-10A, Class 1, 4.63%, 3/10/13		346		357,267

Total Asset-Backed Securities – 0.7%				8,243,142

Corporate Bonds - 0.1%	Par (000)			Value

Oil, Gas & Consumable Fuels – 0.1%
ENSCO Offshore Co., 6.36%, 12/01/15		927		1,013,049

Foreign Agency Obligations – 0.4%	Par (000)			Value

FIH Erhvervsbank A/S, 2.45%, 8/17/12 (b)		4,770		4,818,530

Non-Agency Mortgage-Backed Securities	Par (000)			Value

Commercial Mortgage-Backed Securities – 0.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 6/11/35		385		384,290
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36		2,190		2,215,359
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35		1,492		1,497,734
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A1, 2.99%, 6/15/35		68		67,458

				4,164,841

Interest Only Commercial Mortgage-Backed Securities – 0.0%
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.34%, 5/25/36 (a)(b)		5,790		98,907

Total Non-Agency Mortgage-Backed Securities – 0.3%				4,263,748

Project Loans	Par (000)			Value

Federal Housing Authority:
Merrill Lynch Project, Series 29, Class 1A1, 7.43%, 6/25/22		112		108,259
Merrill Lynch Project, Pool 42, 7.43%,
9/25/22		– (c	)	456
USGI Project, Series 56, 7.46%, 1/01/23		89		86,678

Total Project Loans – 0.0%				195,393

U.S. Government Sponsored Agency Securities	Par (000)		Value

Agency Obligations – 4.6%
Fannie Mae:
1.75%, 5/07/13	USD	2,665	$2,714,977
4.13%, 4/15/14		2,400	2,596,927
3.41%, 10/09/19 (d)(e)		4,400	3,383,006
6.63%, 11/15/30 (f)		3,900	5,776,497
Federal Home Loan Bank:
4.00%, 9/06/13 (d)		9,100	9,648,903
3.63%, 10/18/13 (d)		10,750	11,361,449
Freddie Mac:
2.13%, 3/23/12-9/21/12		5,700	5,764,354
2.50%, 4/23/14		1,650	1,724,809
4.38%, 7/17/15		6,100	6,857,126
4.88%, 6/13/18		3,300	3,976,239
3.75%, 3/27/19 (g)		3,300	3,767,052
U.S. Small Business Administration:
Series 1996-20H, 7.25%, 8/01/16		298	321,438
Series 1996-20J, 7.20%, 10/01/16		273	295,678
Series 1998-20J, Class 1, 5.50%, 10/01/18		604	652,653

			58,841,108

Collateralized Mortgage Obligations – 5.2%
Fannie Mae, Series 2002-T6, Class A1, 3.31%, 2/25/32		296	309,151
Freddie Mac, Series K013, Class A2, 3.97%, 1/25/21 (a)		25,020	27,508,614
Ginnie Mae:
Series 2005-10, Class ZB, 5.18%, 12/16/44 (a)		3,914	4,385,273
Series 2005-29, Class Z, 4.25%, 4/16/45 (a)		5,971	6,179,487
Series 2005-59, Class ZA, 4.96%, 3/16/46 (a)		11,844	12,993,218
Series 2005-67, Class Z, 4.72%, 8/16/45 (a)		7,384	7,676,121
Series 2005-9, Class Z, 4.65%, 1/16/45 (a)		6,866	7,446,469

			66,498,333

Interest Only Collateralized Mortgage Obligations – 3.0%
Fannie Mae:
Series 2007-30, Class JI, 6.15%, 4/25/37 (a)		11,956	1,821,175
Series 2007-39, Class EI, 6.46%, 5/25/37 (a)		9,509	1,418,728
Series 2010-123, Class SE, 5.73%, 11/25/40 (a)		23,758	2,655,905
Series 2010-135, Class SD, 5.71%, 6/25/39 (a)		12,919	1,937,161
Freddie Mac:
Series 3716, Class PI, 4.50%, 4/15/38		20,582	2,767,458
Series 3751, Class SB, 5.76%, 5/15/39 (a)		11,943	1,775,220
Series 3780, Class SM, 6.22%, 12/15/40 (a)		18,920	2,813,765
Series 3946, Class SG, 6.37%, 10/15/39 (a)		15,260	2,434,102
Ginnie Mae:
Series 2004-10, 0.50%, 1/16/44 (a)		33,454	382,049
Series 2004-77, 0.41%, 9/16/44 (a)		76,577	1,095,052
Series 2005-9, 0.50%, 1/16/45 (a)		61,751	1,397,799
Series 2005-50, 0.87%, 6/16/45 (a)		24,450	782,707
Series 2006-30, 0.62%, 5/16/46 (a)		35,495	1,122,596

68	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)			Value

Interest Only Collateralized Mortgage Obligations (concluded)
Series 2009-104, Class SD, 6.07%, 11/16/39 (a)	USD	14,087		$2,042,335
Series 2010-26, Class QS, 5.97%, 2/20/40 (a)		27,804		4,778,982
Series 2010-42, Class DS, 5.42%, 4/20/40 (a)		16,885		2,186,579
Series 2010-101, Class S, 5.72%, 8/20/40 (a)		14,162		2,386,871
Series 2011-66, Class PI, 4.50%, 9/16/39		13,097		1,633,403
Series 2011-71, Class IK, 4.00%, 4/16/39		9,740		1,514,183
Series 2011-80, Class KS, 6.39%, 6/20/41 (a)		13,080		1,802,975

				38,749,045

Mortgage-Backed Securities – 103.4%
Fannie Mae Mortgage-Backed Securities:
4.00%, 9/01/24-1/01/42 (h)		292,625		308,597,490
3.50%, 10/01/26-1/01/42 (h)		248,492		256,071,716
4.50%, 1/01/27-1/01/42 (h)		181,712		193,923,478
5.50%, 5/01/33-1/01/42 (h)		95,412		104,081,546
6.00%, 5/01/33-1/01/42 (h)		58,187		64,161,408
5.00%, 7/01/34-1/01/42 (h)		72,058		77,878,897
6.50%, 9/01/37-10/01/39		18,489		20,650,655
3.32%, 12/01/40 (a)		3,239		3,376,990
3.07%, 3/01/41 (a)		1,863		1,945,157
3.15%, 3/01/41 (a)		2,625		2,729,768
Freddie Mac Mortgage-Backed Securities:
13.00%, 4/01/14		– (c	)	101
3.05%, 2/01/41 (a)		3,135		3,275,459
4.00%, 1/01/42 (h)		17,600		18,452,500
4.50%, 1/01/42 (h)		40,700		43,116,563
5.00%, 1/01/42 (h)		28,800		30,942,000
5.50%, 1/01/42 (h)		50,600		54,837,750
6.00%, 1/01/42 (h)		21,400		23,486,500
Ginnie Mae Mortgage-Backed Securities:
7.00%, 6/15/23-3/15/24		– (c	)	533
3.00%, 9/15/35		98		97,951
4.00%, 1/01/42 (h)		16,100		17,247,018
4.50%, 1/01/42 (h)		35,100		38,250,230
5.00%, 1/01/42 (h)		29,100		32,196,854
5.50%, 1/01/42 (h)		13,400		15,017,593
6.00%, 1/01/42 (h)		12,300		13,907,503

				1,324,245,660

Total U.S. Government Sponsored Agency Securities – 116.2%				1,488,334,146

U.S. Treasury Obligations	Par (000)			Value

U.S. Treasury Bonds, 3.13%, 11/15/41		60,225		63,095,083
U.S. Treasury Inflation Indexed Bonds, 2.13%, 2/15/41		2,239		3,023,405
U.S. Treasury Notes:
0.25%, 11/30/13-12/15/14		251,185		250,828,155
0.88%, 11/30/16		86,885		87,149,337
1.38%, 11/30/18		75,790		76,050,566
2.00%, 11/15/21		71,225		72,037,392

Total U.S. Treasury Obligations – 43.1%				552,183,938

Total Long-Term Investments (Cost – $2,041,466,554) – 160.8%				2,059,051,946

Options Purchased	Contracts		Value

Exchange-Traded Call Options – 0.0%
U.S. Treasury Notes (10 Year), Strike Price USD 132, Expires 1/27/12		115	$46,719

Exchange-Traded Put Options – 0.0%
Euro Dollar (1 Year) Mid-Curve, Strike Price USD 99, Expires 1/13/12		360	2,250
Euro-Bobl (1 Year) Mid-Curve, Strike Price USD 99, Expires 3/16/12		792	79,200
U.S. Treasury Notes (10 Year), Strike Price USD 127, Expires 1/27/12		299	14,015
U.S. Treasury Notes (10 Year), Strike Price USD 128, Expires 1/27/12		155	14,531

			109,996

	Notional Amount (000)		Value

Over-the-Counter Call Options – 0.0%
EUR Currency, Strike Price USD 1.45, Expires 2/17/12, Broker Citibank, N.A.	EUR	26,510	6,519

Over-the-Counter Put Options – 0.0%
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Citibank, N.A.		10,450	5,816
EUR Currency, Strike Price USD 1.28, Expires 1/03/12, Broker Deutsche Bank AG		10,450	5,816

			11,632

Over-the-Counter Call Swaptions – 0.1%
Receive a fixed rate of 1.758% and pay a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG	USD	37,100	749,356
Receive a fixed rate of 1.950% and pay a floating rate based on 3-month LIBOR, Expires 3/23/12, Broker Deutsche Bank AG		16,900	182,450

			931,806

Over-the-Counter Put Swaptions – 0.0%
Pay a fixed rate of 1.350% and receive a floating rate based on 3-month LIBOR, Expires 8/15/12, Broker Deutsche Bank AG		72,500	81,241
Pay a fixed rate of 1.758% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		37,100	4
Pay a fixed rate of 2.500% and receive a floating rate based on 3-month LIBOR, Expires 1/26/12, Broker Deutsche Bank AG		17,400	2
Pay a fixed rate of 2.700% and receive a floating rate based on 3-month LIBOR, Expires 1/27/12, Broker Goldman Sachs Bank USA		87,600	10,614
Pay a fixed rate of 2.750% and receive a floating rate based on 3-month LIBOR, Expires 5/11/12, Broker JPMorgan Chase Bank, N.A.		24,000	123,632
Pay a fixed rate of 2.850% and receive a floating rate based on 3-month LIBOR, Expires 1/13/12, Broker Bank of America, N.A.		16,500	2
Pay a fixed rate of 2.850% and receive a floating rate based on 3-month LIBOR, Expires 2/24/12, Broker Bank of America, N.A.		19,500	9,749

BLACKROCK FUNDS II	DECEMBER 31, 2011	69

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 2.950% and receive a floating rate based on 3-month LIBOR, Expires 6/14/12, Broker Deutsche Bank AG	USD	4,400	$161,345

			386,589

Total Options Purchased (Cost – $3,694,770) – 0.1%			1,493,261

Total Investments Before TBA Sale Commitments and Options Written (Cost – $2,045,161,324*) – 160.9%			2,060,545,207

	Par
TBA Sale Commitments (h)	(000)		Value

Fannie Mae Mortgage-Backed Securities:
3.50%, 1/01/27-1/01/42		121,700	(125,186,625)
4.00%, 1/01/42		245,800	(257,910,716)
4.50%, 1/01/42		108,900	(115,814,618)
5.00%, 1/01/42		36,700	(39,647,469)
5.50%, 1/01/42		93,100	(101,291,125)
6.00%, 1/01/42		32,300	(35,560,281)
Freddie Mac Mortgage-Backed Securities, 5.50%, 1/01/42		25,300	(27,450,500)

Total TBA Sale Commitments (Proceeds – $699,123,504) – (54.9)%			(702,861,334)

Options Written	Notional Amount (000)		Value

Over-the-Counter Call Swaptions – (0.9)%
Pay a fixed rate of 2.080% and receive a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		36,400	(966,110)
Pay a fixed rate of 2.555% and receive a floating rate based on 3-month LIBOR, Expires 12/19/13, Broker Deutsche Bank AG		6,900	(347,315)
Pay a fixed rate of 2.600% and receive a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank, N.A.		7,600	(399,649)
Pay a fixed rate of 3.896% and receive a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		21,000	(3,479,352)
Pay a fixed rate of 3.939% and receive a floating rate based on 3-month LIBOR, Expires 3/21/12, Broker UBS AG		15,000	(2,541,369)
Pay a fixed rate of 3.955% and receive a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker UBS AG		8,700	(1,466,750)
Pay a fixed rate of 4.034% and receive a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		12,100	(2,132,944)
Pay a fixed rate of 5.000% and receive a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		2,300	(546,575)

			(11,880,064)

Over-the-Counter Put Swaptions – (0.1)%
Receive a fixed rate of 2.080% and pay a floating rate based on 3-month LIBOR, Expires 2/07/12, Broker Goldman Sachs Bank USA		36,400	(4)

Options Written	Notional Amount (000)		Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 2.555% and pay a floating rate based on 3-month LIBOR, Expires 12/19/13, Broker Deutsche Bank AG	USD	6,900	$(342,652)
Receive a fixed rate of 2.600% and pay a floating rate based on 3-month LIBOR, Expires 12/16/13, Broker JPMorgan Chase Bank, N.A.		7,600	(361,595)
Receive a fixed rate of 3.896% and pay a floating rate based on 3-month LIBOR, Expires 3/19/12, Broker UBS AG		21,000	(245)
Receive a fixed rate of 3.939% and pay a floating rate based on 3-month LIBOR, Expires 3/21/12, Broker UBS AG		15,000	(168)
Receive a fixed rate of 3.955% and pay a floating rate based on 3-month LIBOR, Expires 4/20/12, Broker UBS AG		8,700	(639)
Receive a fixed rate of 4.034% and pay a floating rate based on 3-month LIBOR, Expires 4/16/12, Broker UBS AG		12,100	(527)
Receive a fixed rate of 5.000% and pay a floating rate based on 3-month LIBOR, Expires 4/22/13, Broker JPMorgan Chase Bank, N.A.		2,300	(5,545)

			(711,375)

Total Options Written (Premiums Received – $6,632,934) – (1.0)%			(12,591,439)

Total Investments Net of TBA Sale Commitments and Options Written – 105.0%			1,345,092,434
Liabilities in Excess of Other Assets – (5.0)%			(64,290,923)

Net Assets – 100.0%			$1,280,801,511

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,046,203,643

Gross unrealized appreciation	$29,890,219
Gross unrealized depreciation	(15,548,655)

Net unrealized appreciation	$14,341,564

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Par is less than $500.
(d)	All or a portion of security has been pledged as collateral in connection with swaps.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(g)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of December 31, 2011 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$(16,727,125)	$(175,664)
Barclays Bank Plc	$ (1,568,438)	$ (2,930)
BNP Paribas SA	$ 24,065,438	$ 175,500
Citibank, N.A.	$ 44,689,420	$ 127,435

70	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Counterparty	Value	Unrealized Appreciation (Depreciation)

Credit Suisse International	$185,540,331	$1,169,959
Deutsche Bank AG	$ (3,993,164)	$ (30,416)
Goldman Sachs Bank USA	$ (18,767,817)	$ (688,375)
JPMorgan Chase Bank, N.A.	$ (89,339,875)	$ (568,559)
Morgan Stanley Capital Services, Inc.	$ (3,511,406)	$ (16,500)
Nomura Securities International, Inc.	$ 15,837,375	$ 78,438
Royal Bank of Scotland Plc	$ (2,696,719)	$ 922
UBS AG	$ (22,625,625)	$ (275,000)
Wells Fargo & Co.	$ (19,950,000)	$ (77,187)

—	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2011	Net Activity	Shares Held at December 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	174,900,544	(174,900,544)	–	$12,982

—	Reverse repurchase agreements outstanding as of December 31, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount

BNP Paribas SA	0.00%	9/07/11	Open	$3,795,000	$3,795,000

[1]Certain agreements have no stated maturity and can be terminated by either party at any time.

—	Foreign currency exchange contracts as of December 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK	32,240,000	SEK	37,781,572	Goldman Sachs Bank USA	1/09/12	$ (98,213)

NOK	32,240,000	SEK	37,706,292	UBS AG	1/09/12	(87,280)

SEK	22,832,763	NOK	19,450,000	Citibank, N.A.	1/09/12	65,001

SEK	20,758,281	NOK	17,652,500	Deutsche Bank AG	1/09/12	64,170

SEK	11,426,924	NOK	9,725,000	Goldman Sachs Bank USA	1/09/12	34,032

SEK	20,720,505	NOK	17,652,500	UBS AG	1/09/12	58,684

AUD	3,200,000	CAD	3,341,910	UBS AG	1/18/12	(13,743)

CAD	3,310,666	AUD	3,200,000	Royal Bank of Scotland Plc	1/18/12	(16,913)

USD	280,500	EUR	204,000	Citibank, N.A.	1/25/12	16,427

Total	$ 22,165

—	Financial futures contracts purchased as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

173	U.S. Treasury Notes (5 Year)	Chicago Board Options	March 2012	$21,323,602	$ (603)
88	U.S. Treasury Bonds (30 Year)	Chicago Board Options	March 2012	$12,743,500	120,297

Total					$119,694

—	Financial futures contracts sold as of December 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

212	U.S. Treasury Notes (2 Year)	Chicago Board Options	March 2012	$ 46,755,938	$ 8,790
627	U.S. Treasury Notes (10 Year)	Chicago Board Options	March 2012	$ 82,215,375	(246,215)
33	Ultra Treasury Bonds	Chicago Board Options	March 2012	$ 5,286,187	(76,711)
175	Euro Dollar Futures	Chicago Mercantile	March 2012	$ 43,467,812	5,996
175	Euro Dollar Futures	Chicago Mercantile	June 2012	$ 43,441,562	18,289
155	Euro Dollar Futures	Chicago Mercantile	September 2012	$ 38,465,188	23,845
148	Euro Dollar Futures	Chicago Mercantile	December 2012	$ 36,720,650	26,153
148	Euro Dollar Futures	Chicago Mercantile	March 2013	$ 36,722,500	23,753
148	Euro Dollar Futures	Chicago Mercantile	June 2013	$ 36,716,950	17,061
127	Euro Dollar Futures	Chicago Mercantile	September 2013	$ 31,499,175	8,129
116	Euro Dollar Futures	Chicago Mercantile	December 2013	$ 28,754,950	(15,278)
116	Euro Dollar Futures	Chicago Mercantile	March 2014	$ 28,730,300	(28,199)
75	Euro Dollar Futures	Chicago Mercantile	June 2014	$ 18,550,313	(11,367)
56	Euro Dollar Futures	Chicago Mercantile	September 2014	$ 13,829,200	(9,343)
1,074	Euro-Schatz	Eurex	March 2012	$153,374,956	(392,738)

Total					$(647,835)

BLACKROCK FUNDS II	DECEMBER 31, 2011	71

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

—	Interest rate swaps outstanding as of December 31, 2011 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

0.97%(a)	3-month LIBOR	Deutsche Bank AG	3/30/13	USD	8,400	$(48,659)

0.74%(b)	3-month LIBOR	Citibank, N.A.	11/18/13	USD	75,000	63,788

0.78%(b)	3-month LIBOR	Citibank, N.A.	11/25/13	USD	75,000	115,991

0.81%(a)	3-month LIBOR	Citibank, N.A.	11/25/13	USD	75,000	(145,111)

0.80%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	11/25/13	USD	75,000	(132,442)

1.24%(b)	6-month EURIBOR	Citibank, N.A.	12/13/13	EUR	137,815	106,909

0.73%(b)	3-month LIBOR	Bank of America, N.A.	12/22/13	USD	33,400	5,701

0.73%(b)	3-month LIBOR	Citibank, N.A.	12/22/13	USD	7,600	1,494

0.74%(b)	3-month LIBOR	Deutsche Bank AG	12/22/13	USD	15,900	3,507

0.74%(b)	3-month LIBOR	Deutsche Bank AG	12/22/13	USD	30,900	9,901

1.41%(b)	3-month LIBOR	Deutsche Bank AG	3/29/14	USD	2,800	51,880

0.97%(b)	3-month LIBOR	UBS AG	7/26/14	USD	14,500	125,276

0.80%(b)	3-month LIBOR	Citibank, N.A.	8/09/14	USD	24,000	79,368

2.06%(a)	3-month LIBOR	Citibank, N.A.	5/11/16	USD	18,600	(810,726)

1.25%(a)	3-month LIBOR	Deutsche Bank AG	10/05/16	USD	7,800	(42,212)

2.44%(a)	3-month LIBOR	Bank of America, N.A.	8/01/18	USD	4,300	(276,839)

3.27%(a)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	25,020	(2,934,604)

4.01%(b)	3-month LIBOR	Goldman Sachs Bank USA	5/18/21	USD	12,500	1,796,000

2.60%(b)	3-month LIBOR	Citibank, N.A.	8/10/21	USD	1,600	102,686

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

2.35%(b)	3-month LIBOR	Deutsche Bank AG	8/12/21	USD	2,700	$ 110,143

2.21%(a)	3-month LIBOR	Deutsche Bank AG	8/23/21	USD	3,000	(82,979)

2.75%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	9/06/21	USD	11,600	847,571

2.15%(b)	3-month LIBOR	Deutsche Bank AG	9/08/21	USD	1,900	37,927

1.91%(b)	3-month LIBOR	Bank of America, N.A.	9/26/21	USD	900	(3,247)

3.32%(b)	3-month LIBOR	Citibank, N.A.	10/20/21	USD	2,800	52,184

3.34%(b)	3-month LIBOR	Deutsche Bank AG	10/20/21	USD	2,800	54,796

2.35%(b)	3-month LIBOR	Citibank, N.A.	10/28/21	USD	23,000	772,520

2.24%(a)	3-month LIBOR	Deutsche Bank AG	12/05/21	USD	8,600	(183,448)

2.21%(a)	3-month LIBOR	Deutsche Bank AG	12/09/21	USD	4,600	(80,396)

2.20%(a)	3-month LIBOR	Deutsche Bank AG	12/12/21	USD	6,300	(107,276)

2.20%(b)	3-month LIBOR	JPMorgan Chase Bank, N.A.	12/12/21	USD	6,300	107,276

2.07%(b)	3-month LIBOR	Deutsche Bank AG	12/22/21	USD	4,600	17,684

2.19%(a)	3-month LIBOR	Deutsche Bank AG	12/29/21	USD	6,600	(94,899)

2.08%(b)	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	600	2,344

2.09%(b)	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	400	1,784

2.09%(b)	3-month LIBOR	Deutsche Bank AG	1/03/22	USD	400	1,895

3.00%(a)	3-month LIBOR	UBS AG	1/03/22	USD	8,500	(670,947)

2.81%(b)	3-month LIBOR	Bank of America, N.A.	9/23/23	USD	2,000	57,287

Total						$(1,087,873)

(a)	Fund pays a fixed interest rate and receives floating rate.
(b)	Fund pays a floating interest rate and receives fixed rate.

— Total return swaps outstanding as of December 31, 2011 were as follows:

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Change in Return of the Consumer Price Index for All Urban Consumers	Receives	2.18%(a)	Bank of America, N.A.	10/06/21	USD	6,385	$ (97,237)
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Bank of America, N.A.	1/12/39	USD	3,576	(40,268)
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Citibank, N.A.	1/12/39	USD	5,148	148,864

72	BLACKROCK FUNDS II	DECEMBER 31, 2011

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

Reference Entity	Fund Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	Credit Suisse International	1/12/39	USD	6,430	$ 13,019
Return on Markit IOS 5.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	3,832	44,617
Return on Markit IOS 5.50%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	4,699	51,781
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	Pays	1-month LIBOR	JPMorgan Chase Bank, N.A.	1/12/39	USD	15,655	(3,743)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	Receives	1-month LIBOR	Credit Suisse International	1/12/41	USD	15,396	(55,033)

Total							$ 62,000

(a)	Net payment made at termination.

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of December 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$8,241,870	$1,272	$8,243,142
Corporate Bonds	–	1,013,049	–	1,013,049
Foreign Agency Obligations	–	4,818,530	–	4,818,530

Valuation Inputs	Level 1	Level 2	Level 3	Total

Non-Agency Mortgage-Backed Securities	–	$4,263,748	–	$4,263,748
Project Loans	–	–	$195,393	195,393
U.S. Government Sponsored Agency Securities	–	1,488,334,146	–	1,488,334,146
U.S. Treasury Obligations	–	552,183,938	–	552,183,938
Liabilities:
Investments in Securities:
TBA Sale Commitments	–	(702,861,334)	–	(702,861,334)

Total	–	$1,355,993,947	$196,665	$1,356,190,612

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$256,465	–	$256,465
Interest rate contracts	$409,028	5,844,307	–	6,253,335
Other contracts	–	258,281	–	258,281
Liabilities:
Foreign currency exchange contracts	–	(216,149)	–	(216,149)
Interest rate contracts	(780,454)	(18,205,224)	–	(18,985,678)
Other contracts	–	(196,281)	–	(196,281)

Total	$(371,426)	$(12,258,601)	–	$(12,630,027)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

BLACKROCK FUNDS II	DECEMBER 31, 2011	73

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	February 24, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	February 24, 2012